Consolidated Schedule of Investments (unaudited) January 31, 2024	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities

Cayman Islands(a)(b) — 0.4%
522 Funding CLO Ltd., Series 2019-4A, Class CR, (3-mo. CME Term SOFR + 2.66%), 8.08%, 04/20/30	USD	500	$500,111
AGL CLO Ltd.
Series 2020-5A, Class A2R, (3-mo. CME Term SOFR + 1.66%), 7.08%, 07/20/34		1,260	1,259,545
Series 2020-5A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.38%, 07/20/34		1,752	1,752,121
AGL Static CLO Ltd., Series 2022-18A, Class B, (3-mo. CME Term SOFR + 2.00%), 7.41%, 04/21/31		3,210	3,200,045
Allegro CLO IV Ltd., Series 2016-1A, Class BR2, (3-mo. CME Term SOFR + 1.81%), 7.21%, 01/15/30		430	430,184
ALM Ltd., Series 2020-1A, Class A2, (3-mo. CME Term SOFR + 2.11%), 7.51%, 10/15/29		373	373,648
AMMC CLO Ltd., Series 2018-22A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.09%, 04/25/31		375	374,483
Anchorage Capital CLO Ltd.
Series 2015-7A, Class A2, (3-mo. CME Term SOFR + 1.35%), 6.74%, 01/28/31		209	209,315
Series 2018-10A, Class A2, (3-mo. CME Term SOFR + 1.76%), 7.16%, 10/15/31		250	249,657
Apidos CLO XX, Series 2015-20A, Class A2RR, (3-mo. CME Term SOFR + 1.81%), 7.21%, 07/16/31		400	400,240
Apidos CLO XXII, Series 2015-7A, Class A2, (3-mo. CME Term SOFR + 1.76%), 7.18%, 04/20/31		500	499,835
Apidos CLO XXIII, Series 2015-23A, Class B1R, (3-mo. CME Term SOFR + 1.86%), 7.26%, 04/15/33		250	250,324
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, (1-mo. Term SOFR + 1.46%), 6.83%, 11/15/36		656	651,080
ARES LII CLO Ltd., Series 2019-52A, Class A2R, (3-mo. CME Term SOFR + 1.71%), 7.12%, 04/22/31		250	250,247
Ares LV CLO Ltd., Series 2020-55A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.36%, 07/15/34		2,786	2,790,179
Ares XXXVII CLO Ltd., Series 2015-4A, Class A3R, (3-mo. CME Term SOFR + 1.76%), 7.16%, 10/15/30		250	250,925
ASSURANT CLO I Ltd., Series 2017-1A, Class CR, (3-mo. CME Term SOFR + 2.41%), 7.83%, 10/20/34		720	715,048
Atrium XIII, Series 13A, Class B, (3-mo. CME Term SOFR + 1.76%), 7.17%, 11/21/30		600	599,700
Bain Capital Credit CLO Ltd.
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.26%, 07/19/31		750	750,975
Series 2020-2A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.36%, 07/19/34		2,425	2,416,993
Battalion CLO VIII Ltd., Series 2015-8A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 6.73%, 07/18/30		381	381,168

Security		Par (000)	Value

Cayman Islands (continued)
Battalion CLO X Ltd., Series 2016-10A, Class A2R2, (3-mo. CME Term SOFR + 1.81%), 7.21%, 01/25/35	USD	1,465	$1,453,944
Battalion CLO XI Ltd., Series 2017-11A, Class BR, (3-mo. CME Term SOFR + 1.98%), 7.38%, 04/24/34		712	708,775
Battalion CLO XX Ltd., Series 2021-20A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.84%, 07/15/34		1,848	1,847,856
Benefit Street Partners CLO Ltd., Series 2015- VIBR, Class A, (3-mo. CME Term SOFR + 1.45%), 6.87%, 07/20/34		250	249,862
Benefit Street Partners CLO XIX Ltd., Series 2019-19A, Class B, (3-mo. CME Term SOFR + 2.26%), 7.66%, 01/15/33		250	250,418
Birch Grove CLO Ltd., Series 19A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.40%, 06/15/31		500	500,549
BlueMountain CLO Ltd.
Series 2013-2A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.27%, 10/22/30		500	500,746
Series 2014-2A, Class BR2, (3-mo. CME Term SOFR + 2.01%), 7.43%, 10/20/30		465	463,661
BlueMountain CLO XXII Ltd., Series 2018-22A, Class B, (3-mo. CME Term SOFR + 1.76%), 7.16%, 07/15/31		1,495	1,491,453
BlueMountain CLO XXIII Ltd., Series 2018-23A, Class A1, (3-mo. CME Term SOFR + 1.41%), 6.83%, 10/20/31		250	250,244
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.39%, 07/25/34		625	623,563
Canyon Capital CLO Ltd.
Series 2016-1A, Class CR, (3-mo. CME Term SOFR + 2.16%), 7.56%, 07/15/31		250	247,814
Series 2019-1A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 6.76%, 04/15/32		250	249,899
Series 2019-1A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.36%, 04/15/32		300	299,760
Canyon CLO Ltd., Series 2020-3A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.36%, 01/15/34		250	249,675
Catskill Park CLO Ltd., Series 2017-1A, Class A1B, (3-mo. CME Term SOFR + 1.61%), 7.03%, 04/20/29		892	896,601
CBAM Ltd.
Series 2018-7A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.78%, 07/20/31		235	234,910
Series 2019-9A, Class B2, (3-mo. CME Term SOFR + 2.16%), 7.56%, 02/12/30		450	446,636
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, (3-mo. CME Term SOFR + 1.24%), 6.66%, 04/20/31		916	915,739
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 6.76%, 07/17/31		231	231,140
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A2R, (3-mo. CME Term SOFR + 1.61%), 7.00%, 05/29/32		250	248,419

1

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
CIFC Funding Ltd.
Series 2013-4A, Class BRR, (3-mo. CME Term SOFR + 1.86%), 7.25%, 04/27/31	USD	450	$449,820
Series 2014-5A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.86%, 10/17/31		250	250,282
Series 2015-3A, Class BR, (3-mo. CME Term SOFR + 1.41%), 6.81%, 04/19/29		712	710,575
Series 2018-2A, Class A2, (3-mo. CME Term SOFR + 1.86%), 7.28%, 04/20/31		250	250,425
Series 2020-1A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.31%, 07/15/36		2,475	2,479,703
Series 2021-4A, Class B, (3-mo. CME Term SOFR + 1.84%), 7.24%, 07/15/33		250	249,724
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.36%, 10/15/30		250	249,700
Dryden 65 CLO Ltd., Series 2018-65A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.26%, 07/18/30		250	250,348
Elmwood CLO I Ltd., Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.71%), 7.13%, 10/20/33		500	500,000
Elmwood CLO II Ltd.
Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.83%, 04/20/34		650	650,434
Series 2019-2A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.33%, 04/20/34		975	979,778
Elmwood CLO IV Ltd., Series 2020-1A, Class A, (3-mo. CME Term SOFR + 1.50%), 6.90%, 04/15/33		300	300,347
FS Rialto, Series 2021-FL3, Class A, (1-mo. Term SOFR + 1.36%), 6.70%, 11/16/36		389	385,353
Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, (3-mo. CME Term SOFR + 1.23%), 6.63%, 10/15/30		460	460,032
Galaxy XXVII CLO Ltd., Series 2018-28A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.76%, 07/15/31		222	222,134
GoldenTree Loan Management U.S. CLO Ltd., Series 2018-3A, Class B1, (3-mo. CME Term SOFR + 1.81%), 7.23%, 04/20/30		250	250,775
GoldenTree Loan Opportunities IX Ltd., Series 2014- 9A, Class BR2, (3-mo. CME Term SOFR + 1.86%), 7.25%, 10/29/29		500	499,950
GoldenTree Loan Opportunities XI Ltd., Series 2015- 11A, Class AR2, (3-mo. CME Term SOFR + 1.33%), 6.73%, 01/18/31		159	159,278
Greystone CRE Notes Ltd., Series 2021-FL3, Class A, (1-mo. Term SOFR + 1.13%), 6.47%, 07/15/39		3,594	3,544,583
Greywolf CLO III Ltd., Series 2020-3RA, Class A1R, (3-mo. CME Term SOFR + 1.55%), 6.96%, 04/15/33		500	500,817
HPS Loan Management Ltd., Series 6A-2015, Class A1R, (3-mo. CME Term SOFR + 1.26%), 6.65%, 02/05/31		345	345,172
Jamestown CLO XII Ltd., Series 2019-1A, Class A2, (3-mo. CME Term SOFR + 2.41%), 7.83%, 04/20/32		442	441,457

Security		Par (000)	Value

Cayman Islands (continued)
Jamestown CLO XV Ltd., Series 2020-15A, Class A, (3-mo. CME Term SOFR + 1.60%), 7.00%, 04/15/33	USD	250	$251,400
KKR CLO Ltd., Series 17AR, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.74%, 04/15/34		500	498,234
Madison Park Funding XXV Ltd., Series 2017-25A, Class A2R, (3-mo. CME Term SOFR + 1.91%), 7.29%, 04/25/29		712	713,566
Madison Park Funding XXVI Ltd., Series 2007-4A, Class AR, (3-mo. LIBOR US + 1.20%), 6.78%, 07/29/30		434	434,292
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.37%, 01/23/31		250	250,675
Mariner CLO LLC, Series 2016-3A, Class BR2, (3-mo. CME Term SOFR + 1.76%), 7.17%, 07/23/29		500	499,250
MF1 Ltd., Series 2021-FL6, Class A, (1-mo. Term SOFR + 1.21%), 6.55%, 07/16/36		2,733	2,706,137
Myers Park CLO Ltd., Series 2018-1A, Class B1, (3-mo. CME Term SOFR + 1.86%), 7.28%, 10/20/30		250	249,949
Neuberger Berman CLO XIV Ltd., Series 2012-14A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 6.68%, 01/28/30		181	181,601
Neuberger Berman CLO XX Ltd., Series 20A, Class BRR, (3-mo. CME Term SOFR + 1.91%), 7.31%, 07/15/34		250	250,600
Neuberger Berman CLO XXII Ltd., Series 2016- 22A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.31%, 10/17/30		250	250,550
Neuberger Berman Loan Advisers CLO Ltd.
Series 2020-37A, Class BR, (3-mo. CME Term SOFR + 1.71%), 7.13%, 07/20/31		333	333,098
Series 2021- 46A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.33%, 01/20/36		250	249,939
OCP CLO Ltd.
Series 2014-5A, Class A2R, (3-mo. CME Term SOFR + 1.66%), 7.04%, 04/26/31		450	448,045
Series 2014-7A, Class A2RR, (3-mo. CME Term SOFR + 1.91%), 7.33%, 07/20/29		250	250,542
Series 2016-11A, Class A2R, (3-mo. CME Term SOFR + 2.01%), 7.39%, 10/26/30		500	500,285
Series 2020-19A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.38%, 10/20/34		500	500,598
Octagon Investment Partners Ltd.
Series 2016-1A, Class AR, (3-mo. CME Term SOFR + 1.44%), 6.84%, 01/24/33		250	250,741
Series 2018-2A, Class A2, (3-mo. CME Term SOFR + 1.84%), 7.22%, 07/25/30		250	249,375
Series 2020-2A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.31%, 07/15/36		800	795,178
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 1.61%), 7.01%, 07/19/30		487	487,794
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A2R2, (3-mo. CME Term SOFR + 1.36%), 6.74%, 01/25/31		300	299,700

2

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
OHA Credit Funding Ltd.
Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.33%, 07/02/35	USD	937	$940,745
Series 2020-7A, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.70%, 02/24/37		250	249,435
OHA Credit Partners XIII Ltd., Series 2016-13A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.37%, 10/25/34		250	251,675
OHA Loan Funding Ltd.
Series 2013-2A, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.68%, 05/23/31		494	495,101
Series 2016-1A, Class B1R, (3-mo. CME Term SOFR + 1.86%), 7.28%, 01/20/33		250	250,575
Palmer Square CLO Ltd.
Series 2013-2A, Class A2R3, (3-mo. CME Term SOFR + 1.76%), 7.16%, 10/17/31		250	250,225
Series 2015-1A, Class A2R4, (3-mo. CME Term SOFR + 1.96%), 7.33%, 05/21/34		500	500,150
Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 6.69%, 04/18/31		161	160,984
Park Avenue Institutional Advisers CLO Ltd.
Series 2016-1A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 6.84%, 08/23/31		488	488,508
Series 2016-1A, Class A2R, (3-mo. CME Term SOFR + 1.81%), 7.19%, 02/14/34		500	497,502
Series 2019-1A, Class A2A, (3-mo. CME Term SOFR + 2.26%), 7.64%, 05/15/32		250	248,150
Pikes Peak CLO
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.84%, 07/24/31		538	537,572
Series 2021-11A, Class A1, (3-mo. CME Term SOFR + 1.95%), 7.33%, 07/25/34		1,000	1,009,756
Series 2021-8A, Class A, (3-mo. CME Term SOFR + 1.43%), 6.85%, 07/20/34		600	599,465
Rad CLO Ltd.
Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.81%), 7.21%, 04/15/32		250	249,125
Series 2020-7A, Class A1, (3-mo. CME Term SOFR + 1.46%), 6.86%, 04/17/33		250	250,046
Recette CLO Ltd., Series 2015-1A, Class BRR, (3-mo. CME Term SOFR + 1.66%), 7.08%, 04/20/34		250	247,725
Regatta VII Funding Ltd., Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.41%), 6.78%, 06/20/34		450	450,135
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.11%, 01/15/34		350	350,560
Rockford Tower CLO Ltd.
Series 2017-1A, Class BR2A, (3-mo. CME Term SOFR + 1.91%), 7.33%, 04/20/34		500	498,950
Series 2017-2A, Class BR, (3-mo. CME Term SOFR + 1.76%), 7.16%, 10/15/29		500	499,494
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.73%, 05/20/31		234	234,123
Romark CLO II Ltd., Series 2018-2A, Class A1, (3-mo. CME Term SOFR + 1.44%), 6.81%, 07/25/31		220	220,443
RRX Ltd.
Series 2021-4A, Class A2, (3-mo. CME Term SOFR + 2.11%), 7.51%, 07/15/34		500	500,244

Security		Par (000)	Value

Cayman Islands (continued)
RRX Ltd. (continued)
Series 2021-5A, Class A2, (3-mo. CME Term SOFR + 2.06%), 7.46%, 07/15/34	USD	350	$350,699
Signal Peak CLO Ltd.
Series 2018-5A, Class A, (3-mo. CME Term SOFR + 1.37%), 6.75%, 04/25/31		234	234,107
Series 2020-8A, Class A, (3-mo. CME Term SOFR + 1.53%), 6.95%, 04/20/33		250	250,498
Series 2020-8A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.33%, 04/20/33		300	299,100
Sound Point CLO XV Ltd., Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 1.76%), 7.17%, 01/23/29		250	249,995
Symphony CLO XVI Ltd., Series 2015-16A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.81%, 10/15/31		247	247,586
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 6.78%, 01/15/34		500	501,657
Series 2016-6A, Class BR2, (3-mo. CME Term SOFR + 1.76%), 7.16%, 01/15/34		500	499,700
TICP CLO XII Ltd., Series 2018-12A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.31%, 07/15/34		700	702,028
Trestles CLO III Ltd., Series 2020-3A, Class A1, (3-mo. CME Term SOFR + 1.59%), 7.01%, 01/20/33		2,489	2,494,453
Trimaran CAVU Ltd., Series 2019-1A, Class B, (3-mo. CME Term SOFR + 2.46%), 7.88%, 07/20/32		500	502,347
Trinitas CLO XIV Ltd.
Series 2020-14A, Class B, (3-mo. CME Term SOFR + 2.26%), 7.64%, 01/25/34		473	472,561
Series 2020-14A, Class C, (3-mo. CME Term SOFR + 3.26%), 8.64%, 01/25/34		1,023	1,022,849
Voya CLO Ltd.
Series 2013-3A, Class A1RR, (3-mo. CME Term SOFR + 1.41%), 6.81%, 10/18/31		236	236,507
Series 2017-3A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 6.72%, 04/20/34		250	250,328
Series 2017-4A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.11%, 10/15/30		250	250,325
Series 2018-3A, Class A1A, (3-mo. CME Term SOFR + 1.41%), 6.81%, 10/15/31		229	229,374
Whitebox CLO II Ltd.
Series 2020-2A, Class A1R, (3-mo. CME Term SOFR + 1.48%), 6.88%, 10/24/34		1,390	1,392,824
Series 2020-2A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.41%, 10/24/34		726	729,188

			76,346,537

Ireland(a) — 0.0%
Avoca CLO XV DAC, Series 15X, Class B2R, (3-mo. EURIBOR + 1.05%), 5.02%, 04/15/31(c)	EUR	134	140,311
CIFC European Funding CLO II DAC, Series 2X, Class B1, (3-mo. EURIBOR + 1.60%), 5.57%, 04/15/33(c)		593	632,073
Harvest CLO XVIII DAC, Series 18X, Class B, (3-mo. EURIBOR + 1.20%), 5.14%, 10/15/30		662	704,285
Holland Park CLO DAC, Series 1X, Class A1RR, (3-mo. EURIBOR + 0.92%), 4.91%, 11/14/32(c)		390	418,651

3

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Ireland (continued)
OAK Hill European Credit Partners V Designated Activity Co., Series 2016-5A, Class BR, (3-mo. EURIBOR + 1.90%), 5.87%, 01/21/35(b)	EUR	590	$631,547
OAK Hill European Credit Partners VI DAC, Series 2017-6X, Class B1, (3-mo. EURIBOR + 1.20%), 5.17%, 01/20/32(c)		456	487,219
OCP Euro CLO DAC, Series 2017-2X, Class B, (3-mo. EURIBOR + 1.35%), 5.32%, 01/15/32(c)		456	489,754
Prodigy Finance DAC(b)
Series 2021-1A, Class B, (1-mo. Term SOFR + 2.61%), 7.97%, 07/25/51	USD	634	638,568
Series 2021-1A, Class C, (1-mo. Term SOFR + 3.86%), 9.22%, 07/25/51		367	371,545
Series 2021-1A, Class D, (1-mo. Term SOFR + 6.01%), 11.37%, 07/25/51		440	446,828
Rockford Tower Europe CLO DAC, Series 2018-1X, Class B, (3-mo. EURIBOR + 1.85%), 5.79%, 12/20/31(c)	EUR	343	369,244

			5,330,025

United States — 0.9%
AccessLex Institute, Series 2007-A, Class A3, (3-mo. CME Term SOFR + 0.56%), 5.94%, 05/25/36(a)	USD	1,400	1,372,669
AIMCO CLO, Series 2018-AA, Class B, (3-mo. CME Term SOFR + 1.66%), 7.06%, 04/17/31(a)(b)		466	466,711
Anchorage Capital CLO Ltd., Series 2014-3RA, Class A, (3-mo. CME Term SOFR + 1.31%), 6.70%, 01/28/31(a)(b)		175	174,978
Apidos CLO XII, Series 2013-12A, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.74%, 04/15/31(a)(b)		509	510,542
Apidos CLO XV, Series 2013-15A, Class A1RR, (3-mo. CME Term SOFR + 1.27%), 6.69%, 04/20/31(a)(b)		1,592	1,592,496
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL2, Class A, (1-mo. Term SOFR + 1.85%), 7.18%, 05/15/37(a)(b)		8,034	7,915,405
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(b)		730	709,134
Chenango Park CLO Ltd., Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.81%), 7.21%, 04/15/30(a)(b)		1,143	1,146,465
CIFC Funding Ltd.(a)(b)
Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 2.01%), 7.41%, 07/16/30		250	250,625
Series 2017-3A, Class A2, (3-mo. CME Term SOFR + 2.06%), 7.48%, 07/20/30		637	637,399
Clear Creek CLO, Series 2015-1A, Class AR, (3-mo. CME Term SOFR + 1.46%), 6.88%, 10/20/30(a)(b)		151	151,287
College Ave Student Loans LLC, Series 2021-B, Class D, 3.78%, 06/25/52(b)		230	206,223
Cook Park CLO Ltd., Series 2018-1A, Class B, (3-mo. CME Term SOFR + 1.66%), 7.06%, 04/17/30(a)(b)		1,148	1,150,502
FS Rialto Issuer LLC, Series 2022-FL6, Class A, (1-mo. Term SOFR + 2.58%), 7.92%, 08/17/37(a)(b)		8,341	8,356,403

Security		Par (000)	Value

United States (continued)
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.10%, 05/20/48(b)	USD	3,317	$2,619,289
Lendmark Funding Trust, Series 2021-2A, Class D, 4.46%, 04/20/32(b)		2,210	1,786,940
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, (3-mo. CME Term SOFR + 1.76%), 7.16%, 04/19/30(a)(b)		900	901,710
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 2.19%, 08/21/34(b)		3,049	2,986,683
Navient Private Education Refi Loan Trust(b)
Series 2021-DA, Class A, (Prime - 1.99%), 6.51%, 04/15/60(a)		8,698	8,359,086
Series 2021-DA, Class B, 2.61%, 04/15/60		2,900	2,668,496
Series 2021-DA, Class C, 3.48%, 04/15/60		7,450	6,657,433
Series 2021-DA, Class D, 4.00%, 04/15/60		2,370	2,157,333
Nelnet Student Loan Trust(b)
Series 2021-A, Class D, 4.93%, 04/20/62		6,030	5,053,527
Series 2021-BA, Class C, 3.57%, 04/20/62		6,450	5,312,802
Series 2021-CA, Class C, 3.36%, 04/20/62		850	696,127
Oportun Issuance Trust, Series 2021-B, Class B, 1.96%, 05/08/31(b)		1,340	1,249,180
Pagaya AI Debt Selection Trust, Series 2021-2, Class NOTE, 3.00%, 01/25/29(b)		2,820	2,749,009
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A, Class A2R, (3-mo. CME Term SOFR + 2.06%), 7.44%, 08/23/31(a)(b)		611	611,121
Progress Residential, Series 2021-SFR3, Class F, 3.44%, 05/17/26(b)		2,736	2,484,523
Regional Management Issuance Trust, Series 2021-3, Class A, 3.88%, 10/17/33(d)		27,070	24,330,516
RRX Ltd., Series 2020-IA, Class A1, (3-mo. CME Term SOFR + 1.63%), 7.03%, 04/15/33(a)(b)		5,718	5,737,686
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1-mo. Term SOFR + 4.86%), 10.23%, 10/15/41(a)(b)		11,274	11,916,219
SMB Private Education Loan Trust(b)
Series 2021-A, Class C, 2.99%, 01/15/53		10,029	8,687,545
Series 2021-C, Class B, 2.30%, 01/15/53		1,490	1,377,785
Series 2021-C, Class C, 3.00%, 01/15/53		903	775,472
Series 2021-C, Class D, 3.93%, 01/15/53		487	448,130
SoFi Personal Loan Trust(d)
Series 2023-1, Class A, 6.00%, 11/12/30(b)		16,496	16,578,480
Series 23-1, Class R1, 1.00%, 10/15/30		163	10,578,838

			151,364,769

Total Asset-Backed Securities — 1.3% (Cost: $242,037,132)			233,041,331

		Shares

Common Stocks

Australia — 0.5%
ANZ Group Holdings Ltd.		252,557	4,456,212
BHP Group Ltd., Class DI		435,223	13,315,216
CSL Ltd.		35,573	6,985,738
Glencore PLC		8,057,127	42,629,922
Macquarie Group Ltd.		29,440	3,632,584
Medibank Pvt Ltd.		1,261,658	3,158,738
Metcash Ltd.		253,906	602,306

4

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Northern Star Resources Ltd.	321,140	$2,754,677
Qantas Airways Ltd. (e)	361,358	1,302,826
Quintis HoldCo. Pty. Ltd. (d)(f)	43,735,802	287
South32 Ltd.	312,240	676,067
Wesfarmers Ltd.	136,606	5,171,485
WiseTech Global Ltd.	18,561	873,872
Woolworths Group Ltd.	334,745	7,861,471

		93,421,401

Belgium — 0.0%
Ageas SA/NV	5,542	238,151
KBC Group NV	32,799	2,139,531
Syensqo SA (e)	3,143	280,189

		2,657,871

Brazil — 0.2%
Ambev SA	2,363,045	6,238,622
B3 SA - Brasil Bolsa Balcao	3,755,256	9,921,747
Cielo SA	3,744,689	3,756,480
Cosan SA	60,350	222,549
Embraer SA (e)	559,452	2,572,323
Lojas Renner SA	1,701,083	5,510,734
Magazine Luiza SA (e)	9,331,132	3,955,146
Rumo SA	69,698	324,406
Telefonica Brasil SA	121,095	1,255,336
TIM SA/Brazil	148,306	519,059
Vale SA	185,730	2,540,179
WEG SA	113,716	742,285

		37,558,866

Canada — 1.3%
Cameco Corp. (g)	718,256	34,296,724
Canadian National Railway Co.	57,203	7,096,074
Enbridge, Inc.	1,916,445	68,050,939
Franco-Nevada Corp.	105,519	11,416,411
George Weston Ltd.	28,961	3,689,999
Loblaw Cos. Ltd.	2,726	272,407
Lululemon Athletica, Inc. (e)	5,116	2,321,743
Metro, Inc.	113,044	5,935,346
National Bank of Canada	95,510	7,305,064
Pembina Pipeline Corp.	272,128	9,373,534
Power Corp. of Canada	402,033	11,719,047
Shopify, Inc., Class A (e)	129,724	10,385,060
Suncor Energy, Inc.	1,663,176	55,074,265

		226,936,613

Cayman Islands — 0.0%
Crown PropTech Acquisitions, Class A (e)	108,245	1,161,469

China — 0.9%
Aier Eye Hospital Group Co. Ltd., Class A	772,800	1,379,270
Anhui Gujing Distillery Co. Ltd., Class B	14,700	189,949
Baidu, Inc., Class A (e)	351,900	4,556,123
BOC Hong Kong Holdings Ltd.	115,000	275,631
BYD Co. Ltd., Class H	2,702,696	60,513,789
China Merchants Bank Co. Ltd., Class H	413,500	1,507,367
China Tower Corp. Ltd., Class H (b)	6,476,000	720,399
Contemporary Amperex Technology Co. Ltd., Class A	901,300	19,021,071
Foxconn Industrial Internet Co. Ltd., Class A	936,200	1,730,341
Haidilao International Holding Ltd. (b)	1,713,000	2,698,858
Hundsun Technologies, Inc., Class A	495,000	1,446,813
JD.com, Inc., Class A	489,897	5,524,144
Kanzhun Ltd., ADR	11,334	157,656
Kindstar Globalgene Technology, Inc. (b)(e)	7,147,937	1,371,447

Security	Shares	Value

China (continued)
Li Auto, Inc., Class A (e)	446,600	$6,173,316
Meituan, Class B (b)(e)	114,270	919,099
NetEase, Inc.	69,100	1,343,173
Nongfu Spring Co. Ltd., Class H (b)	164,600	893,309
Oppein Home Group, Inc., Class A	21,800	185,926
PetroChina Co. Ltd., Class A	3,746,900	4,359,095
PetroChina Co. Ltd., Class H	2,278,000	1,647,827
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	336,500	571,346
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	39,100	1,461,774
Shenzhen Transsion Holdings Co. Ltd., Class A	189,769	3,607,289
Tencent Holdings Ltd.	895,400	31,080,498
Trip.com Group Ltd. (e)	56,600	2,060,206
Unigroup Guoxin Microelectronics Co. Ltd., Class A (e)	26,100	189,767
Want Want China Holdings Ltd.	590,000	325,264
Wilmar International Ltd.	326,900	800,476
Yum China Holdings, Inc.	31,930	1,104,459
Zhongji Innolight Co. Ltd., Class A	149,200	2,124,976

		159,940,658

Denmark — 0.5%
AP Moller - Maersk A/S, Class B	2,302	4,244,425
Genmab A/S (e)	1,414	391,002
H Lundbeck A/S, Class B	58,032	293,929
Novo Nordisk A/S, Class B	657,359	75,139,016
Orsted A/S (b)	58,082	3,273,778

		83,342,150

Finland — 0.1%
Elisa OYJ	129,144	5,883,989
Kone OYJ, Class B	66,509	3,292,283
Mandatum OYJ (e)	58,940	266,118

		9,442,390

France — 2.5%
Accor SA	484,876	19,149,446
AXA SA	360,520	12,100,966
BNP Paribas SA	883,110	59,331,009
Bollore SE	62,602	413,488
Carrefour SA	75,656	1,291,622
Cie de Saint-Gobain SA	770,828	54,502,573
Dassault Systemes SE	100,301	5,199,430
EssilorLuxottica SA	300,933	58,974,743
Hermes International SCA	6,048	12,759,218
Kering SA	6,695	2,750,128
La Francaise des Jeux SAEM, Class A (b)	82,581	3,347,305
L’Oreal SA	22,074	10,563,601
LVMH Moet Hennessy Louis Vuitton SE	107,911	89,788,269
Sanofi SA	596,436	59,730,403
Schneider Electric SE	16,952	3,330,220
SCOR SE	41,985	1,252,461
Societe Generale SA	126,592	3,254,050
Teleperformance SE	9,649	1,506,923
TotalEnergies SE	383,720	24,894,059
Vivendi SE	19,494	219,689

		424,359,603

Germany — 0.9%
adidas AG, Class N	35,042	6,615,509
BASF SE	61,173	2,924,314
Bayer AG, Registered Shares, Class N	93,363	2,905,140
Bayerische Motoren Werke AG	111,297	11,580,797
Bechtle AG	4,984	258,435

5

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Carl Zeiss Meditec AG	14,726	$1,552,293
Commerzbank AG	989,232	11,359,936
CTS Eventim AG & Co. KGaA	4,703	318,286
Deutsche Lufthansa AG, Registered Shares (e)(g)	733,708	6,101,055
Knorr-Bremse AG	3,585	221,432
Mercedes-Benz Group AG, Class N	474,906	32,062,223
Merck KGaA	28,085	4,608,060
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares, Class N	7,588	3,230,355
Rational AG	359	275,779
RWE AG	208,702	7,706,451
Scout24 SE (b)	11,749	865,082
Siemens AG, Registered Shares, Class N	297,572	53,272,483
Symrise AG, Class A	50,150	5,174,162
thyssenkrupp AG	472,289	2,914,819
Zalando SE (b)(e)	264,046	5,272,108

		159,218,719

Hong Kong — 0.2%
AIA Group Ltd.	4,105,800	32,199,391
ASMPT Ltd.	126,900	1,224,633
Hang Seng Bank Ltd.	47,000	489,278
Hongkong Land Holdings Ltd.	166,900	520,979
Jardine Matheson Holdings Ltd.	5,300	212,817
MTR Corp. Ltd.	211,500	688,075
Orient Overseas International Ltd.	164,000	2,448,224
SITC International Holdings Co. Ltd.	645,000	978,686

		38,762,083

India — 0.2%
Asian Paints Ltd.	4,258	151,251
Bajaj Auto Ltd.	7,850	725,677
Bharat Petroleum Corp. Ltd.	664,108	4,025,194
Eicher Motors Ltd.	14,055	650,622
HCL Technologies Ltd.	26,924	510,632
HDFC Bank Ltd.	1,303,979	22,931,590
Indian Oil Corp. Ltd.	615,903	1,090,683
Kotak Mahindra Bank Ltd.	29,584	650,221
Tata Consultancy Services Ltd.	3,908	179,499
Think & Learn Private Ltd., Class J-B, (Acquired 12/11/20, Cost: $8,580,000) (d)(h)	5,720	1,201,861

		32,117,230

Indonesia — 0.0%
Bank Central Asia Tbk PT	4,671,400	2,826,320
Bank Mandiri Persero Tbk PT	4,450,700	1,873,813
Bank Syariah Indonesia Tbk PT	8,581,300	1,265,360

		5,965,493

Ireland — 0.3%
CRH PLC	559,926	39,722,056
Experian PLC	79,053	3,290,375
Kingspan Group PLC	96,492	7,836,751
Seagate Technology Holdings PLC	71,423	6,119,523

		56,968,705

Israel — 0.3%
Nice Ltd., ADR (e)(g)	251,941	52,428,922

Italy — 0.9%
Enel SpA	377,680	2,577,052
Ferrari NV	78,029	27,211,612
FinecoBank Banca Fineco SpA	129,909	1,873,075

Security	Shares	Value

Italy (continued)
Intesa Sanpaolo SpA	21,554,997	$66,417,272
Snam SpA	448,635	2,191,108
UniCredit SpA	1,735,619	50,839,851

		151,109,970

Japan — 4.7%
Ain Holdings, Inc.	15,800	515,609
Alfresa Holdings Corp.	45,000	737,952
ANA Holdings, Inc. (e)	70,200	1,551,291
Astellas Pharma, Inc.	324,950	3,783,221
BayCurrent Consulting, Inc.	53,300	1,239,172
Bic Camera, Inc.	30,300	282,441
Bridgestone Corp.	85,700	3,713,611
Chugai Pharmaceutical Co. Ltd.	24,700	888,464
Daikin Industries Ltd.	116,000	18,586,934
Dowa Holdings Co. Ltd.	9,700	338,291
FANUC Corp.	1,641,800	45,416,068
FUJIFILM Holdings Corp.	312,700	19,820,458
GS Yuasa Corp.	44,100	636,044
Heiwa Corp.	21,700	322,415
Honda Motor Co. Ltd.	3,352,800	37,477,799
Hoya Corp.	317,950	40,388,893
Ito En Ltd.	57,500	1,669,199
Japan Airlines Co. Ltd.	3,055,500	58,713,772
Jeol Ltd.	17,200	786,278
JFE Holdings, Inc.	131,700	2,079,387
Kakaku.com, Inc.	113,500	1,291,097
Kamigumi Co. Ltd.	25,500	586,647
Kansai Paint Co. Ltd.	132,200	2,210,359
Kawasaki Heavy Industries Ltd.	74,300	1,682,142
Kewpie Corp.	22,800	405,758
Keyence Corp.	168,629	75,444,256
Kobe Steel Ltd.	127,000	1,753,601
Koei Tecmo Holdings Co. Ltd.	29,400	366,211
Komatsu Ltd.	1,399,900	39,827,086
Kose Corp.	116,100	7,595,569
Kusuri no Aoki Holdings Co. Ltd.	9,500	205,103
Kyushu Railway Co.	154,000	3,384,919
Lixil Corp.	174,300	2,329,166
M3, Inc.	81,700	1,289,226
Makita Corp.	91,900	2,473,488
Mani, Inc.	27,800	386,204
Marubeni Corp.	170,400	2,906,455
Mazda Motor Corp.	203,100	2,462,272
MEIJI Holdings Co. Ltd.	19,600	474,018
Mitsubishi Electric Corp.	368,900	5,474,586
Mitsubishi Motors Corp.	709,800	2,236,626
Mitsubishi UFJ Financial Group, Inc.	9,721,900	91,060,627
Mitsui & Co. Ltd.	1,127,400	45,724,216
Mitsui OSK Lines Ltd.	64,400	2,313,278
Mizuho Financial Group, Inc.	304,300	5,526,563
Money Forward, Inc. (e)	63,800	2,490,242
Morinaga Milk Industry Co. Ltd.	21,900	448,479
NET One Systems Co. Ltd.	56,900	925,143
Nexon Co. Ltd.	62,400	995,843
NIDEC Corp.	220,300	8,216,489
Nihon M&A Center Holdings, Inc.	227,300	1,366,273
Nintendo Co. Ltd.	136,800	7,643,138
Nippon Paint Holdings Co. Ltd.	943,700	7,432,886
Nippon Steel Corp.	168,500	4,054,895
Nippon Yusen KK	48,700	1,678,244

6

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nipro Corp.	16,600	$133,682
Nomura Research Institute Ltd.	284,500	8,701,012
Ono Pharmaceutical Co. Ltd.	8,400	151,403
Oracle Corp. Japan	10,800	851,139
Otsuka Corp.	100,800	4,241,438
Panasonic Holdings Corp.	678,300	6,388,756
Pigeon Corp.	100,700	1,100,520
Rakus Co. Ltd.	378,800	6,226,000
Resorttrust, Inc.	33,100	575,396
Santen Pharmaceutical Co. Ltd.	40,100	405,103
Sega Sammy Holdings, Inc.	21,800	320,844
Sekisui House Ltd.	85,500	1,930,094
Shin-Etsu Chemical Co. Ltd.	148,700	5,853,156
Shiseido Co. Ltd.	558,900	15,580,280
Skylark Holdings Co. Ltd.	20,800	339,334
SMC Corp.	83,600	46,535,479
SoftBank Corp.	44,800	595,206
Sojitz Corp.	159,700	3,769,145
Sompo Holdings, Inc.	59,000	3,059,235
Stanley Electric Co. Ltd.	26,200	500,433
Sumitomo Mitsui Financial Group, Inc.	118,900	6,184,387
Sumitomo Rubber Industries Ltd.	50,300	582,699
Suzuken Co. Ltd.	20,100	623,924
Sysmex Corp.	663,500	35,943,312
Takeda Pharmaceutical Co. Ltd.	240,100	7,056,654
Tokyo Electron Ltd.	109,500	20,320,180
TOTO Ltd.	70,300	1,902,688
Toyota Motor Corp.	2,829,700	56,502,926
Yaoko Co. Ltd.	4,300	248,101
ZOZO, Inc.	214,500	4,696,800

		814,927,730

Jordan — 0.0%
Hikma Pharmaceuticals PLC	32,117	783,560

Luxembourg — 0.0%
ArcelorMittal SA	175,936	4,845,280

Macau(e) — 0.1%
Sands China Ltd.	700,000	1,837,338
Wynn Macau Ltd.	9,112,400	6,859,904

		8,697,242

Mexico — 0.1%
Fibra Uno Administracion SA de CV	1,351,516	2,297,613
Fomento Economico Mexicano SAB de CV	194,747	2,641,245
Grupo Aeroportuario del Sureste SAB de CV, Class B	66,629	1,942,293
Wal-Mart de Mexico SAB de CV	1,019,799	4,213,340

		11,094,491

Netherlands — 2.5%
ABN AMRO Bank NV (b)	737,026	10,847,094
Adyen NV (b)(e)	27,861	34,942,895
ASML Holding NV	187,177	162,392,497
BE Semiconductor Industries NV	17,923	2,693,438
ING Groep NV, Series N	1,552,766	22,062,421
Koninklijke Ahold Delhaize NV	683,220	19,214,299
Koninklijke Vopak NV	144,286	4,507,300
Prosus NV	708,920	21,091,559
Shell PLC	3,408,010	106,665,742

Security	Shares	Value

Netherlands (continued)
Shell PLC, ADR	628,865	$39,561,897
Wolters Kluwer NV, Class C	13,264	1,955,339

		425,934,481

New Zealand — 0.0%
Xero Ltd. (e)	9,995	715,428

Norway — 0.0%
Equinor ASA	255,336	7,306,972
Norsk Hydro ASA	13,383	78,431

		7,385,403

Peru — 0.0%
Credicorp Ltd.	4,948	734,432
Southern Copper Corp.	12,449	1,022,063

		1,756,495

Poland — 0.0%
Powszechny Zaklad Ubezpieczen SA	297,425	3,581,045

Saudi Arabia — 0.0%
Dr Sulaiman Al Habib Medical Services Group Co.	2,736	211,499
Saudi Arabian Oil Co. (b)	32,452	264,357
Saudi Telecom Co.	90,745	987,451

		1,463,307

Singapore — 0.0%
Genting Singapore Ltd.	402,100	301,979
NETLINK NBN Trust	371,400	233,942
Oversea-Chinese Banking Corp. Ltd.	91,800	878,101
Singapore Technologies Engineering Ltd.	236,100	654,218
Singapore Telecommunications Ltd.	702,900	1,254,355
Venture Corp. Ltd.	45,300	451,304

		3,773,899

South Africa — 0.0%
Anglo American Platinum Ltd.	22,358	946,555
Anglo American PLC	78,727	1,876,669
Capitec Bank Holdings Ltd.	21,241	2,262,316
Kumba Iron Ore Ltd.	79,506	2,348,384

		7,433,924

South Korea — 0.6%
Amorepacific Corp. (e)	175,946	15,520,174
Fila Holdings Corp.	20,577	626,857
GS Engineering & Construction Corp. (e)	86,904	979,740
Hana Financial Group, Inc.	32,440	1,159,971
Hanwha Aerospace Co. Ltd. (e)	35,834	3,700,696
HD Hyundai Infracore Co. Ltd. (e)	747,286	4,308,724
Hyundai Marine & Fire Insurance Co. Ltd. (e)	7,885	200,264
Hyundai Mobis Co. Ltd.	2,080	326,047
Hyundai Motor Co.	20,422	2,970,385
KB Financial Group, Inc.	352,630	14,964,814
Kia Corp. (e)	43,279	3,324,306
Meritz Financial Group, Inc. (e)	77,576	3,982,758
NCSoft Corp. (e)	19,306	2,849,369
Samsung C&T Corp.	35,389	3,655,840
Samsung Electronics Co. Ltd.	116,891	6,351,486
Samsung Fire & Marine Insurance Co. Ltd. (e)	7,663	1,516,352
Samsung SDI Co. Ltd.	9,606	2,665,892
SK Hynix, Inc.	331,164	33,162,976

		102,266,651

7

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain — 0.6%
Aena SME SA (b)	4,400	$778,392
Banco Santander SA	1,865,447	7,497,342
Cellnex Telecom SA (b)	2,089,018	80,379,905
Endesa SA	45,024	892,013
Industria de Diseno Textil SA	127,493	5,451,265
Repsol SA	90,133	1,331,109

		96,330,026

Sweden — 0.4%
Assa Abloy AB, Class B	788,324	21,620,352
Atlas Copco AB, Class A	358,553	5,722,296
Evolution AB (b)	50,149	5,855,577
Getinge AB, Class B	41,496	887,065
Industrivarden AB, Class A	44,476	1,400,193
SKF AB, Class B	481,280	9,483,679
SSAB AB, Class A	159,633	1,241,914
SSAB AB, Class B	367,244	2,805,178
Telia Co. AB	2,706,228	6,979,827
Trelleborg AB, Class B	123,336	3,754,001
Volta Trucks, Series C, (Acquired 02/22/22, Cost: $3,635,023) (d)(h)	30,817	—
Volvo Car AB, Class B (e)	737,204	1,921,892

		61,671,974

Switzerland — 2.0%
Alcon, Inc.	709,025	53,371,853
Barry Callebaut AG, Registered Shares, Class N	388	566,716
Clariant AG, Registered Shares, Class N	259,999	3,328,423
Coca-Cola HBC AG, Class DI	105,520	3,101,945
Flughafen Zurich AG, Registered Shares, Class N	1,793	369,942
Geberit AG, Registered Shares, Class N	630	362,646
Holcim AG	86,177	6,582,098
Julius Baer Group Ltd., Class N	78,485	4,272,833
Kuehne and Nagel International AG, Registered Shares	38,719	13,121,081
Nestle SA, Registered Shares, Class N	1,128,880	128,636,471
Novartis AG, Registered Shares, Class N	241,396	24,963,658
PSP Swiss Property AG, Class N	4,759	633,409
Sika AG, Registered Shares	17,993	4,967,108
Swiss Prime Site AG, Registered Shares	6,600	668,483
Swisscom AG, Registered Shares, Class N	780	466,661
TE Connectivity Ltd.	288,465	41,016,838
UBS Group AG, Registered Shares	1,685,744	50,458,712

		336,888,877

Taiwan — 0.7%
Acer, Inc.	1,767,000	2,595,004
Advantech Co. Ltd.	38,000	409,610
ASE Technology Holding Co. Ltd.	381,000	1,647,358
Asustek Computer, Inc.	437,000	6,205,098
Chunghwa Telecom Co. Ltd.	238,000	902,237
Compal Electronics, Inc.	4,975,000	5,705,610
Eva Airways Corp.	5,599,000	5,643,693
Far EasTone Telecommunications Co. Ltd.	344,000	882,986
Lite-On Technology Corp.	719,000	2,489,977
MediaTek, Inc.	109,000	3,363,480
Novatek Microelectronics Corp.	170,000	2,769,249
Quanta Computer, Inc.	1,738,000	13,742,391
Taiwan Mobile Co. Ltd.	240,000	750,202

Security	Shares	Value

Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	3,654,000	$73,147,570
Wistron Corp.	132,000	483,295

		120,737,760

United Arab Emirates(d) — 0.0%
Jawbone Health Hub, Inc., (Acquired 01/24/17, Cost: $0) (h)	1,518,232	15
NMC Health PLC (e)	1,077,976	14

		29

United Kingdom — 2.4%
AstraZeneca PLC	317,622	42,109,321
AstraZeneca PLC, ADR	359,896	23,983,469
Auto Trader Group PLC (b)	753,500	6,932,109
BAE Systems PLC	7,116,880	106,016,347
BP PLC	726,231	4,241,492
British American Tobacco PLC	97,156	2,864,509
Burberry Group PLC	350,395	5,771,679
CNH Industrial NV	348,731	4,184,772
Compass Group PLC	760,224	20,939,421
Direct Line Insurance Group PLC (e)	696,402	1,486,090
Ferguson PLC	17,074	3,192,590
Genius Sports Ltd. (e)	635,957	4,267,271
GSK PLC	191,361	3,784,687
Kingfisher PLC	497,779	1,383,987
Legal & General Group PLC	407,169	1,309,636
London Stock Exchange Group PLC	134,172	15,176,737
NatWest Group PLC	1,240,131	3,499,821
Pearson PLC	398,346	4,886,820
Prudential PLC	292,095	3,000,566
RELX PLC	1,061,764	43,823,310
Rightmove PLC	75,828	536,648
Spirax-Sarco Engineering PLC	136,098	17,129,406
Tesco PLC	678,812	2,459,756
Teya Services Ltd., (Acquired 11/16/21, Cost: $10,172,087) (d)(h)	5,237	2,374,456
Unilever PLC	1,794,639	87,327,518

		412,682,418

United States — 40.1%
3M Co.	122,944	11,599,766
Abbott Laboratories (i)	606,410	68,615,292
AbbVie, Inc. (i)	250,499	41,182,036
Adobe, Inc. (e)	26,024	16,077,107
Advanced Micro Devices, Inc. (e)	459,854	77,112,917
AES Corp.	280,747	4,682,860
Air Products and Chemicals, Inc.	187,592	47,969,150
Albemarle Corp.	132,660	15,221,408
Alphabet, Inc., Class C (e)	1,585,934	224,885,441
Altair Engineering, Inc., Class A (e)	80,960	6,883,219
Altria Group, Inc.	27,128	1,088,375
Amazon.com, Inc. (e)(i)	1,946,153	302,042,946
American Airlines Group, Inc. (e)	83,224	1,184,278
American Express Co.	32,721	6,568,414
American Tower Corp.	265,444	51,934,119
American Water Works Co., Inc.	133,864	16,601,813
AMETEK, Inc.	33,368	5,407,284
Amgen, Inc.	14,859	4,669,589
ANSYS, Inc. (e)	48,622	15,939,750
Aon PLC, Class A	19,195	5,728,364
APA Corp.	26,808	839,895

8

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares		Value

United States (continued)
Apple, Inc. (i)	1,496,805		$276,010,842
Applied Materials, Inc.	385,351		63,313,169
Aptiv PLC (e)	323,238		26,288,947
Archer-Daniels-Midland Co.	456,352		25,364,044
Assurant, Inc.	11,290		1,896,156
Astra Space, Inc., Class A	49,905		98,812
AT&T, Inc.	965,764		17,084,363
Atlassian Corp., Class A (e)	13,575		3,390,628
Autodesk, Inc. (e)	126,148		32,017,624
Ball Corp.	17,330		960,949
Baxter International, Inc.	52,652		2,037,106
Berkshire Hathaway, Inc., Class B (e)	20,540		7,882,020
Block, Inc., Class A (e)	149,810		9,739,148
BOK Financial Corp.	6,456		541,271
Booking Holdings, Inc. (e)	8,708		30,543,049
Boston Scientific Corp. (e)	1,565,084		99,007,214
Boyd Gaming Corp.	7,527		477,889
Bristol-Myers Squibb Co.	145,030		7,087,616
Broadcom, Inc.	7,693		9,077,740
Builders FirstSource, Inc. (e)	22,314		3,876,611
Bunge Global SA	425,258		37,460,977
Cadence Design Systems, Inc. (e)	159,005		45,866,582
Caesars Entertainment, Inc. (e)	21,652		949,873
California Resources Corp.	60,976		2,907,336
Capital One Financial Corp.	60,311		8,161,285
Caterpillar, Inc.	10,400		3,123,224
Centene Corp. (e)	193,071		14,540,177
CF Industries Holdings, Inc.	540,314		40,799,110
CH Robinson Worldwide, Inc.	68,667		5,774,208
Charles Schwab Corp.	185,724		11,685,754
Charter Communications, Inc., Class A (e)	82,839		30,709,246
Cheniere Energy, Inc.	44,365		7,275,416
Chesapeake Energy Corp.	14,795		1,140,842
Chevron Corp.	304,372		44,873,564
Chubb Ltd.	303,747		74,418,015
Citigroup, Inc.	178,665		10,035,613
Clorox Co.	31,841		4,624,905
CME Group, Inc., Class A	5,096		1,048,961
Coca-Cola Co.	147,928		8,800,237
Colgate-Palmolive Co.	26,532		2,233,994
Comcast Corp., Class A	915,615		42,612,722
Comerica, Inc.	12,788		672,393
ConocoPhillips	617,765		69,109,371
Costco Wholesale Corp.	134,757		93,639,944
Coterra Energy, Inc.	176,306		4,386,493
Crowdstrike Holdings, Inc., Class A (e)	113,405		33,170,963
Crown Holdings, Inc.	15,406		1,363,431
Crown PropTech Acquisitions(d)	227,312		14,938
Cummins, Inc.	8,011		1,917,032
Customers Bancorp, Inc. (e)	5,002		267,307
D.R. Horton, Inc.	87,516		12,506,912
Datadog, Inc., Class A (e)	151,852		18,896,463
Davidson Kempner Merchant Co-investment Fund LP, (Acquired 04/01/21, Cost: $4,809,288) (h)(j)	—	(k)	25,686,160
Deere & Co.	7,742		3,047,096
Dell Technologies, Inc., Class C	84,526		7,005,515
Delta Air Lines, Inc.	1,618,622		63,352,865
Dexcom, Inc. (e)	235,947		28,632,168
Diamondback Energy, Inc.	12,229		1,880,086
Dynatrace, Inc. (e)	163,700		9,330,900
eBay, Inc.	181,423		7,451,043
Ecolab, Inc.	13,116		2,599,854
Edison International	98,624		6,655,148

Security	Shares		Value

United States (continued)
Electronic Arts, Inc.	26,328		$3,622,206
Element Solutions, Inc.	174,839		3,886,671
Eli Lilly & Co.	142,202		91,807,033
Enterprise Products Partners LP	171,445		4,587,868
EOG Resources, Inc.	103,842		11,816,181
Epic Games, Inc., (Acquired 07/02/20, Cost: $23,484,725) (d)(h)	40,843		25,042,885
Equinix, Inc.	10,187		8,452,867
Eversource Energy	87,854		4,763,444
F5, Inc. (e)	192,443		35,351,779
Fair Isaac Corp. (e)	5,004		5,998,945
Fanatics Holdings, Inc., (Acquired 12/15/21, Cost: $40,652,984) (d)(h)	599,248		41,479,947
Farmer’s Business Network, Inc. (d)	310,205		1,132,248
Fastenal Co.	94,427		6,442,754
First Citizens BancShares, Inc., Class A	1,184		1,787,840
Floor & Decor Holdings, Inc., Class A (e)(g)	190,225		19,129,026
Ford Motor Co.	565,382		6,626,277
Formentera Partners Fund II LP (d)(j)	—	(k)	8,157,109
Fortinet, Inc. (e)	505,891		32,624,911
Fortive Corp.	905,334		70,779,012
FQT Private (d)	2,439,185		3,317,292
Franklin Resources, Inc.	662,745		17,648,899
Freeport-McMoRan, Inc. (i)	1,189,331		47,204,547
General Dynamics Corp.	47,591		12,611,139
General Motors Co.	368,637		14,303,116
Gilead Sciences, Inc.	120,961		9,466,408
Golden Entertainment, Inc.	13,159		505,042
Grand Rounds, Inc., Class E, (Acquired 02/11/22, Cost: $31,181,561) (d)(h)	11,562,554		10,637,550
Hartford Financial Services Group, Inc.	68,118		5,923,541
Hawkeye 360, Series D1(d)	561,818		5,129,398
HCA Healthcare, Inc.	6,921		2,110,213
Healthpeak Properties, Inc.	408,649		7,560,007
Hewlett Packard Enterprise Co.	222,988		3,409,487
Hilton Worldwide Holdings, Inc.	139,737		26,684,178
Home Depot, Inc.	14,901		5,259,457
Hormel Foods Corp.	8,600		261,182
Humana, Inc.	287,670		108,756,520
Huntington Bancshares, Inc.	18,075		230,095
iHeartMedia, Inc., Class A (e)	10,778		29,208
Illinois Tool Works, Inc.	19,345		5,047,111
Incyte Corp. (e)	44,329		2,605,215
Informatica, Inc., Class A (e)	336,563		10,096,890
Ingersoll Rand, Inc.	1,069,198		85,386,152
Insulet Corp. (e)	56,522		10,788,354
Intel Corp.	149,476		6,439,426
International Paper Co.	320,309		11,476,671
Intuit, Inc.	34,793		21,965,865
Intuitive Surgical, Inc. (e)	154,212		58,326,063
Invesco Ltd.	531,168		8,408,389
Invesco Municipal Opportunity Trust	104,269		996,812
Invesco Municipal Trust	103,480		983,060
Invesco Quality Municipal Income Trust	102,702		978,750
Invesco S&P 500 Equal Weight ETF (g)	371,578		58,137,094
Invesco Trust for Investment Grade Municipals	105,128		1,029,203
Invesco Value Municipal Income Trust	87,571		1,025,456
J M Smucker Co.	79,169		10,414,682
Johnson & Johnson	343,938		54,651,748
Johnson Controls International PLC	34,225		1,803,315
JPMorgan Chase & Co.	791,278		137,967,232
Kellanova	95,585		5,234,235
Kenvue, Inc.	1,157,743		24,034,745

9

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Keysight Technologies, Inc. (e)	78,341	$12,006,542
Kimberly-Clark Corp.	111,923	13,539,325
KLA Corp.	44,272	26,299,339
Lam Research Corp.	16,899	13,944,548
Las Vegas Sands Corp.	241,395	11,809,043
Latch, Inc.	520,854	395,849
Leidos Holdings, Inc.	69,443	7,671,368
Lennar Corp., Class A	114,674	17,183,899
Liberty Media Corp.-Liberty Live, Class A	114,241	4,207,496
Liberty Media Corp.-Liberty Live, Class C (e)	110,372	4,113,564
Linde PLC	20,888	8,456,089
Lions Gate Entertainment Corp., Class A (e)	394,144	4,110,922
LKQ Corp.	1,168,730	54,544,629
Lockheed Martin Corp.	129,647	55,671,718
Lookout, Inc., (Acquired 03/04/15, Cost: $2,002,652) (d)(h)	175,316	359,398
LPL Financial Holdings, Inc.	223,327	53,417,585
M&T Bank Corp.	6,641	917,122
M/I Homes, Inc. (e)	49,830	6,349,339
Marathon Petroleum Corp.	54,967	9,102,535
MarketAxess Holdings, Inc.	24,578	5,542,585
Marsh & McLennan Cos., Inc.	488,408	94,673,007
Marvell Technology, Inc.	151,143	10,232,381
Masco Corp.	108,725	7,316,105
Masimo Corp. (e)	60,181	7,759,738
Mastercard, Inc., Class A	325,321	146,143,953
Match Group, Inc. (e)	61,941	2,377,296
McCormick & Co., Inc.	118,029	8,044,857
McDonald’s Corp.	242,862	71,090,565
McKesson Corp.	8,955	4,476,515
MercadoLibre, Inc. (e)	1,083	1,853,890
Merck & Co., Inc.	875,609	105,756,055
Meta Platforms, Inc., Class A (e)	133,542	52,100,076
Mettler-Toledo International, Inc. (e)	11,185	13,390,570
MGM Resorts International	531,607	23,055,796
Microchip Technology, Inc.	11,776	1,003,080
Micron Technology, Inc.	604,976	51,876,692
Microsoft Corp. (i)	1,276,875	507,659,962
Mirion Technologies, Inc., Class A	2,672,710	25,257,110
Mirion Technologies, Inc., Class A (e)	223,121	2,108,493
Moody’s Corp.	3,436	1,347,049
Mr. Cooper Group, Inc. (e)	106,908	7,201,323
MSCI, Inc., Class A	24,469	14,647,633
Mythic AI, Inc., Series C, (Acquired 01/26/21, Cost: $6,129,222) (d)(h)	8,922	—
Nasdaq, Inc.	179,175	10,350,940
Netflix, Inc. (e)	20,334	11,470,613
NextEra Energy, Inc.	901,799	52,872,475
NIKE, Inc., Class B	124,948	12,685,970
Northrop Grumman Corp.	147,586	65,935,521
Nucor Corp.	46,457	8,684,207
Nuveen Municipal Value Fund, Inc.	162,024	1,427,431
NVIDIA Corp. (i)	248,085	152,639,258
Omnicom Group, Inc.	15,863	1,433,698
Opendoor Technologies, Inc. (e)(g)	744,088	2,544,781
Oracle Corp.	236,403	26,406,215
PACCAR, Inc.	79,321	7,963,035
Packaging Corp. of America	35,590	5,903,669
Palo Alto Networks, Inc. (e)	113,344	38,368,077
Paramount Global, Class B	65,564	956,579
Park Hotels & Resorts, Inc.	81,911	1,235,218
Paychex, Inc.	31,818	3,873,205
Paycom Software, Inc.	42,573	8,099,088

Security	Shares	Value

United States (continued)
Peloton Interactive, Inc., Class A (e)	511,875	$2,846,025
PepsiCo, Inc.	87,129	14,683,850
Pfizer, Inc.	1,359,107	36,804,618
Phillips 66	33,954	4,899,902
Playstudios, Inc., Class A	831,348	1,828,966
Progressive Corp.	481,982	85,913,292
Prologis, Inc.	155,318	19,677,237
QUALCOMM, Inc.	38,876	5,773,475
Regeneron Pharmaceuticals, Inc. (e)	2,427	2,288,127
ResMed, Inc.	57,941	11,020,378
Roche Holding AG	111,109	31,634,549
Rockwell Automation, Inc.	167,366	42,390,460
Rollins, Inc.	248,139	10,746,900
Roper Technologies, Inc.	1,158	621,846
Royal Caribbean Cruises Ltd. (e)	82,530	10,522,575
RXO, Inc. (e)	51,978	1,081,142
S&P Global, Inc.	69,508	31,163,912
Salesforce, Inc. (e)	314,264	88,336,468
Sarcos Technology & Robotics Corp.	635,290	343,184
Schlumberger NV	271,045	13,199,892
Sempra	1,278,450	91,485,882
Skyworks Solutions, Inc.	61,395	6,413,322
Smith Douglas Homes Corp., Class A	85,403	2,197,419
Snap-on, Inc.	11,726	3,399,719
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $1,060,929) (d)(h)	70,636	576,390
Sonder Holdings, Inc., Class A	41,535	107,576
Space Exploration Technologies Corp., Class A, (Acquired 08/21/23, Cost: $8,130,699) (d)(h)	100,379	8,130,699
Space Exploration Technologies Corp., Series C, (Acquired 08/21/23, Cost: $8,726,616) (d)(h)	107,736	8,726,616
SPDR S&P Regional Banking ETF (g)	69,044	3,431,487
Starbucks Corp.	329,051	30,611,615
Sun Country Airlines Holdings, Inc.	963,151	13,108,485
Synchrony Financial	412,850	16,047,480
T Rowe Price Group, Inc.	87,780	9,519,741
Teleflex, Inc.	10,600	2,573,998
Tesla, Inc. (e)	51,262	9,600,860
Texas Capital Bancshares, Inc. (e)	17,178	1,047,858
Thermo Fisher Scientific, Inc.	165,647	89,280,420
TJX Cos., Inc.	712,206	67,595,471
TransDigm Group, Inc.	14,763	16,131,235
Transocean Ltd. (e)(g)	1,140,594	6,227,643
Travelers Cos., Inc.	30,474	6,440,985
United Airlines Holdings, Inc. (e)	56,489	2,337,515
United Parcel Service, Inc., Class B	254,708	36,143,065
UnitedHealth Group, Inc.	191,006	97,745,410
Universal Health Services, Inc., Class B	23,494	3,731,082
Valero Energy Corp.	360,380	50,056,782
Veralto Corp.	485,330	37,219,958
VeriSign, Inc. (e)	94,117	18,717,989
Verisk Analytics, Inc.	89,376	21,586,985
Verizon Communications, Inc.	471,407	19,964,086
Vertex Pharmaceuticals, Inc. (e)	47,771	20,702,996
Viatris, Inc.	194,568	2,290,065
VICI Properties, Inc.	193,401	5,825,238
Visa, Inc., Class A	161,259	44,065,634
Volato Group, Inc., Class A Lock up, (Acquired 12/03/23, Cost: $363) (d)(h)	72,703	172,306
Vulcan Materials Co.	173,200	39,144,932
Walmart, Inc.	563,932	93,189,763
Walt Disney Co.	983,466	94,461,909
WEC Energy Group, Inc.	14,714	1,188,303

10

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
Wells Fargo & Co.		1,148,914	$57,652,505
Williams Cos., Inc.		40,102	1,389,935
Willis Towers Watson PLC		15,760	3,881,688
Workday, Inc., Class A (e)		21,642	6,299,337
Wynn Resorts Ltd.		75,731	7,151,278
Xcel Energy, Inc.		33,379	1,998,401
Zoetis, Inc., Class A		111,128	20,870,950
Zscaler, Inc. (e)		97,772	23,041,927

			6,917,016,853

Total Common Stocks — 63.0% (Cost: $8,081,732,343)			10,875,379,016

		Par (000)

Corporate Bonds

Argentina — 0.0%
YPF SA, 9.50%, 01/17/31(b)	USD	1,526	1,524,932

Australia — 0.5%
Mineral Resources Ltd., 9.25%, 10/01/28(b)		2,186	2,308,962
Oceana Australian Fixed Income Trust, A Note Upsize(d)
12.00%, 08/31/25	AUD	6,515	4,276,730
12.50%, 08/31/26		9,773	6,431,453
12.50%, 08/31/27		16,288	10,753,063
Quintis Australia Pty. Ltd.(b)(d)(f)(l)
(12.00% PIK), 12.00%, 10/01/28(a)	USD	82,685	8
(7.50% Cash or 8.00% PIK), 7.50%, 10/01/26		92,389	57,382,923

			81,153,139

Austria — 0.1%
ams-OSRAM AG
2.13%, 11/03/27(c)	EUR	8,100	6,849,748
10.50%, 03/30/29(b)		5,934	6,925,905
12.25%, 03/30/29(b)	USD	1,155	1,248,520
Suzano Austria GmbH, 3.13%, 01/15/32		1,316	1,075,830

			16,100,003

Belgium(c) — 0.0%
Anheuser-Busch InBev SA, 4.00%, 09/24/25	GBP	733	916,630
KBC Group NV, (1-year UK Government Bond + 0.92%), 1.25%, 09/21/27(a)		700	804,485

			1,721,115

Brazil — 0.1%
Azul Secured Finance LLP, 11.93%, 08/28/28(b)	USD	729	738,568
Banco Votorantim SA, 4.50%, 09/24/24(c)		782	770,270
Braskem Netherlands Finance BV(b)
8.50%, 01/12/31		1,095	1,037,491
7.25%, 02/13/33		1,405	1,243,425
(5-year CMT + 8.22%), 8.50%, 01/23/81(a)		629	606,985
Embraer Netherlands Finance BV, 7.00%, 07/28/30(b)		1,198	1,254,605
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(b)		598	460,298
Minerva Luxembourg SA, 8.88%, 09/13/33(b)		1,095	1,146,465

			7,258,107

British Virgin Islands — 0.0%
HKT Capital No. 6 Ltd., 3.00%, 01/18/32(c)		900	769,158

Security		Par (000)	Value

Canada — 0.4%
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28(b)	USD	390	$404,652
First Quantum Minerals Ltd.(b)
7.50%, 04/01/25		3,101	3,012,218
6.88%, 03/01/26		2,250	2,116,980
6.88%, 10/15/27		4,329	3,844,975
Garda World Security Corp.(b)
9.50%, 11/01/27		1,350	1,358,148
7.75%, 02/15/28		798	812,079
HR Ottawa LP, 11.00%, 03/31/31(b)		49,069	52,684,829
Husky Injection Molding Systems Ltd., 9.00%, 02/15/29(b)(m)		804	804,000
Rogers Communications, Inc., 3.80%, 03/15/32		2,034	1,850,103
Toronto-Dominion Bank, 2.88%, 04/05/27(c)	GBP	733	874,264

			67,762,248

Cayman Islands — 0.2%
CK Hutchison International 23 Ltd., 4.88%, 04/21/33(c)	USD	405	402,145
Fantasia Holdings Group Co. Ltd., 9.88%, 10/19/23(a)(c)(e)(n)		481	10,823
FWD Group Holdings Ltd., 7.78%, 12/06/33		300	319,616
Gaci First Investment Co., 5.13%, 02/14/53(c)		893	759,273
Geely Automobile Holdings Ltd., (5-year CMT + 5.45%), 4.00%(a)(c)(o)		400	390,000
IHS Holding Ltd., 6.25%, 11/29/28(b)		801	672,840
Meituan, 3.05%, 10/28/30(c)		1,000	850,380
Melco Resorts Finance Ltd.(c)
4.88%, 06/06/25		300	292,500
5.38%, 12/04/29		1,234	1,093,632
MGM China Holdings Ltd.(c)
5.38%, 05/15/24		400	398,052
4.75%, 02/01/27		200	187,000
Sands China Ltd.(a)
5.38%, 08/08/25		400	394,000
4.05%, 01/08/26		311	298,560
5.65%, 08/08/28		914	895,354
4.63%, 06/18/30		800	728,750
Seagate HDD Cayman
8.25%, 12/15/29(b)		5,187	5,584,744
8.50%, 07/15/31(b)		3,134	3,404,665
9.63%, 12/01/32		5,055	5,807,336
Shelf Drilling North Sea Holdings Ltd., 10.25%, 10/31/25(b)		3,659	3,686,442
Tencent Holdings Ltd., 3.93%, 01/19/38(c)		400	343,016
Tencent Music Entertainment Group, 2.00%, 09/03/30		400	327,728
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		1,405	1,452,180
Transocean, Inc., 8.75%, 02/15/30(b)		1,432	1,483,648
Vantage Drilling International, 9.50%, 02/15/28(b)		4,464	4,437,751
Wynn Macau Ltd., 5.63%, 08/26/28(c)		1,114	1,031,007

			35,251,442

Chile — 0.0%
Banco del Estado de Chile, 2.70%, 01/09/25(c)		282	273,117
Empresa Nacional del Petroleo
3.75%, 08/05/26(c)		903	855,692
6.15%, 05/10/33(b)		716	713,258
Engie Energia Chile SA, 3.40%, 01/28/30(c)		896	770,280
Kenbourne Invest SA, 6.88%, 11/26/24(b)		1,545	1,120,125

			3,732,472

11

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

China — 0.0%
Fantasia Holdings Group Co. Ltd.(a)(e)(n)
11.75%, 04/17/22(c)	USD	2,110	$47,475
7.95%, 07/05/22		510	11,475
10.88%, 01/09/23		3,132	70,470
9.25%, 07/28/23(c)		902	20,295
Fortune Star BVI Ltd.(c)
6.85%, 07/02/24		732	713,700
5.00%, 05/18/26		579	486,360
Huarong Finance Co. Ltd., Series 2019, (5-year CMT + 6.98%), 4.25%(a)(c)(o)		300	280,125

			1,629,900

Colombia — 0.0%
Ecopetrol SA, 8.88%, 01/13/33		1,388	1,464,132
Millicom International Cellular SA, 5.13%, 01/15/28(c)		1,161	1,078,279
SURA Asset Management SA, 4.88%, 04/17/24(c)		1,474	1,463,195

			4,005,606

Costa Rica — 0.0%
Liberty Costa Rica Senior Secured Finance, 10.88%, 01/15/31(b)		637	651,532

Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)		968	967,698

France — 0.4%
Altice France SA/France(c)
2.50%, 01/15/25	EUR	2,857	2,920,999
2.13%, 02/15/25		1,387	1,416,322
BNP Paribas SA(c)
3.38%, 01/23/26	GBP	733	897,805
1.88%, 12/14/27		700	791,879
(3-mo. EURIBOR + 1.80%), 2.13%, 01/23/27(a)	EUR	3,500	3,671,958
Forvia SE, 2.75%, 02/15/27(c)		12,215	12,495,701
Goldstory SAS(b)(m)
6.75%, 02/01/30		3,888	4,201,762
(3-mo. EURIBOR + 4.00%), 7.90%, 02/01/30(a)		3,750	4,052,626
Iliad Holding SASU(c)
5.13%, 10/15/26		7,946	8,572,731
5.63%, 10/15/28		11,549	12,512,958
Sabena Technics Sas, (Acquired 10/28/22, Cost: $8,157,545), 8.93%, 09/30/29(d)(h)		8,303	8,973,054
Societe Generale SA, 1.88%, 10/03/24(c)	GBP	700	867,244
TotalEnergies Capital International SA, 1.66%, 07/22/26(c)		700	831,119

			62,206,158

Germany — 0.7%
Adler Pelzer Holding GmbH, 9.50%, 04/01/27(b)	EUR	16,806	18,432,139
APCOA Parking Holdings GmbH, (3-mo. EURIBOR + 5.00%), 8.97%, 01/15/27(a)(b)		9,529	10,339,184
Douglas GmbH
6.00%, 04/08/26(b)		8,152	8,732,782
6.00%, 04/08/26(c)		6,276	6,723,128
IHO Verwaltungs GmbH(c)(l)
(4.63% PIK), 3.88%, 05/15/27		3,801	3,978,348
(8.75% Cash or 9.50% PIK), 8.75%, 05/15/28		4,042	4,718,020
Kirk Beauty SUN GmbH, (8.25% Cash or 9.00% PIK), 8.25%, 10/01/26(c)(l)		10,076	10,778,650
Lanxess AG, (13.63% PIK), 13.63%, 03/31/31(d)(l)		10,150	10,283,838

Security		Par (000)	Value

Germany (continued)
TK Elevator Holdco GmbH, 6.63%, 07/15/28(c)	EUR	10,763	$11,149,830
TK Elevator Midco GmbH, 4.38%, 07/15/27(c)		20,305	21,351,140
Volkswagen Financial Services AG, 0.88%, 01/31/28(c)		3,928	3,848,423

			110,335,482

Hong Kong — 0.0%
AIA Group Ltd.(c)
4.95%, 04/04/33	USD	500	503,458
(5-year CMT + 1.76%), 2.70%(a)(o)		1,000	922,500
Bank of East Asia Ltd., (5-year CMT + 4.26%), 5.88%(a)(c)(o)		471	446,567
Dah Sing Bank Ltd., (5-year CMT + 2.95%), 7.38%, 11/15/33(a)		800	831,764
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26(c)		464	320,450

			3,024,739

India — 0.0%
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24(c)		500	486,406
Continuum Energy Aura Pte Ltd., 9.50%, 02/24/27(b)		738	762,945
Diamond II Ltd., 7.95%, 07/28/26(b)		600	606,750
Indian Railway Finance Corp. Ltd., 3.25%, 02/13/30(c)		660	592,165
Power Finance Corp. Ltd., 4.50%, 06/18/29(c)		500	481,660
REC Ltd.(c)
2.75%, 01/13/27		500	465,735
5.63%, 04/11/28		300	303,114
REI Agro Ltd.(e)(n)
5.50%, 11/13/14		44,430	222,150
5.50%, 11/13/14(d)		8,271	1
ReNew Pvt Ltd., 5.88%, 03/05/27(c)		347	335,757
Shriram Finance Ltd.
4.40%, 03/13/24(c)		703	699,738
6.63%, 04/22/27		460	464,025

			5,420,446

Indonesia(c) — 0.0%
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26		722	689,736
Freeport Indonesia PT, 4.76%, 04/14/27		820	803,600
Pakuwon Jati Tbk PT, 4.88%, 04/29/28		225	208,969
Pertamina Geothermal Energy PT, 5.15%, 04/27/28		510	509,681
Pertamina Persero PT, 3.65%, 07/30/29		1,794	1,674,587
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33		392	392,623
Theta Capital Pte. Ltd., 8.13%, 01/22/25		666	636,436

			4,915,632

Ireland(c) — 0.1%
Dell Bank International DAC, 0.50%, 10/27/26	EUR	1,880	1,881,820
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28	GBP	13,491	15,601,147

			17,482,967

Isle of Man — 0.0%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	USD	1,454	1,263,381
Gohl Capital Ltd., 4.25%, 01/24/27(c)		1,362	1,303,093

			2,566,474

12

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Israel — 0.0%
Energean Israel Finance Ltd., 8.50%, 09/30/33(b)	USD	836	$784,123
Leviathan Bond Ltd., 6.75%, 06/30/30(b)(c)		322	288,304
Teva Pharmaceutical Finance Netherlands II BV, 3.75%, 05/09/27	EUR	3,952	4,118,455

			5,190,882

Italy — 0.5%
Azzurra Aeroporti SpA, 2.13%, 05/30/24(c)		16,182	17,330,500
Castor SpA(b)
6.00%, 02/15/29		2,764	2,713,770
(3-mo. EURIBOR + 5.25%), 9.18%, 02/15/29(a)		8,819	9,261,548
Forno d’Asolo SpA, (3-mo. EURIBOR + 5.50%), 9.43%, 04/30/27(a)(b)		21,390	21,960,369
Immobiliare Grande Distribuzione SIIQ SpA, 5.50%, 05/17/27(a)		7,956	8,212,101
Marcolin SpA, 6.13%, 11/15/26(b)		6,031	6,257,256
Shiba Bidco SpA, 4.50%, 10/31/28(b)		9,744	9,950,584
Taurus Law130 Securities Srl, (Acquired 07/14/23, Cost: $11,073,937), 7.24%, 08/15/27(d)(h)		10,182	10,649,662

			86,335,790

Japan — 0.1%
Nissan Motor Co. Ltd., 2.65%, 03/17/26(c)		2,157	2,270,240
Rakuten Group Inc., 11.25%, 02/15/27(b)(m)	USD	3,088	3,156,548
Rakuten Group, Inc.
10.25%, 11/30/24(b)		1,960	2,008,020
11.25%, 02/15/27(m)		300	303,375
Takeda Pharmaceutical Co. Ltd., 2.25%, 11/21/26(c)	EUR	3,388	3,570,975

			11,309,158

Kuwait — 0.0%
MEGlobal BV, 2.63%, 04/28/28(b)	USD	924	825,248

Luxembourg — 0.2%
3R Lux SARL, 9.75%, 02/05/31(b)(m)		755	752,735
Becton Dickinson Euro Finance SARL, 3.55%, 09/13/29	EUR	5,830	6,389,344
Cosan Luxembourg SA, 7.25%, 06/27/31(b)	USD	970	974,559
Herens Midco SARL, 5.25%, 05/15/29(b)	EUR	12,016	8,999,086
Kenbourne Invest SA, 4.70%, 01/22/28(c)	USD	570	322,050
Matterhorn Telecom SA, 3.13%, 09/15/26(c)	EUR	12,323	12,892,934
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(c)	USD	424	325,998
MHP Lux SA, 6.25%, 09/19/29(c)		1,348	950,340
Sani/Ikos Financial Holdings 1 SARL, 5.63%, 12/15/26(b)	EUR	8,042	8,413,748

			40,020,794

Macau(c) — 0.0%
MGM China Holdings Ltd., 5.88%, 05/15/26	USD	796	773,585
Studio City Co. Ltd., 7.00%, 02/15/27		1,200	1,185,750
Studio City Finance Ltd.
6.00%, 07/15/25		500	489,370
5.00%, 01/15/29		1,334	1,133,900
Wynn Macau Ltd., 5.50%, 01/15/26		300	289,875

			3,872,480

Malaysia(c) — 0.0%
CIMB Bank Bhd, 2.13%, 07/20/27		700	640,178
Dua Capital Ltd., 2.78%, 05/11/31		1,000	866,060
Khazanah Capital Ltd., 4.88%, 06/01/33		1,240	1,233,093
TNB Global Ventures Capital Bhd, 4.85%, 11/01/28o		1,000	997,780

			3,737,111

Security		Par (000)	Value

Mauritius(c) — 0.0%
CA Magnum Holdings, 5.38%, 10/31/26	USD	475	$443,531
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/25		300	294,000
India Green Power Holdings, 4.00%, 02/22/27		600	554,850
Network i2i Ltd., (5-year CMT + 3.39%), 3.98%(a)(o)		1,000	937,188

			2,229,569

Mexico — 0.1%
Braskem Idesa SAPI, 6.99%, 02/20/32(b)		2,676	1,743,581
Petroleos Mexicanos
3.75%, 02/21/24(c)	EUR	336	362,208
4.25%, 01/15/25	USD	783	761,076
8.75%, 06/02/29		1,727	1,662,331
5.95%, 01/28/31		2,136	1,670,352
6.70%, 02/16/32		1,114	903,955
Trust Fibra Uno, 4.87%, 01/15/30(c)		966	879,060

			7,982,563

Morocco — 0.0%
OCP SA, 3.75%, 06/23/31(c)		512	431,283

MultiNational — 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(c)
2.00%, 09/01/28	EUR	14,004	13,086,479
3.00%, 09/01/29		4,043	3,408,031
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26(c)	USD	371	364,855
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.40%, 06/01/27		4,641	4,571,339
5.00%, 01/15/33		3,728	3,653,999

			25,084,703

Netherlands — 0.2%
Cooperatieve Rabobank UA, (1-year UK Government Bond + 1.05%), 1.88%, 07/12/28(a)(c)	GBP	700	802,398
Greenko Dutch BV, 3.85%, 03/29/26(c)	USD	462	434,895
ING Groep NV, 3.00%, 02/18/26(c)	GBP	700	851,958
MEGlobal BV(c)
4.25%, 11/03/26	USD	853	821,013
2.63%, 04/28/28		819	731,469
Mercedes-Benz International Finance BV, 1.38%, 06/26/26(c)	EUR	3,530	3,670,593
Metinvest BV, 7.65%, 10/01/27(c)	USD	629	440,300
Minejesa Capital BV(c)
4.63%, 08/10/30		1,000	946,360
5.63%, 08/10/37		500	433,750
NXP BV/NXP Funding LLC/NXP USA, Inc., 3.40%, 05/01/30		2,034	1,852,059
Sigma Holdco BV, 5.75%, 05/15/26(c)	EUR	7,473	7,516,401
Teva Pharmaceutical Finance Netherlands II BV
1.88%, 03/31/27(c)		2,046	2,019,276
7.38%, 09/15/29		6,883	8,049,975
7.88%, 09/15/31		3,592	4,373,437
Trivium Packaging Finance BV(b)
5.50%, 08/15/26	USD	2,265	2,211,209
8.50%, 08/15/27		1,101	1,074,354
Volkswagen Financial Services NV(c)
1.88%, 12/03/24	GBP	400	491,418
4.25%, 10/09/25		300	372,991

			37,093,856

13

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oman — 0.0%
EDO Sukuk Ltd., 5.88%, 09/21/33(b)	USD	1,989	$2,020,824

Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(b)		629	461,856

Peru — 0.0%
Inkia Energy Ltd., 5.88%, 11/09/27(c)		376	360,960
Intercorp Peru Ltd., 3.88%, 08/15/29(b)		593	511,463

			872,423

Philippines — 0.0%
Globe Telecom, Inc., (5-year CMT + 5.53%), 4.20%(a)(c)(o)		200	191,125
Rizal Commercial Banking Corp., 5.50%, 01/18/29		500	500,625

			691,750

Republic of Korea — 0.1%
GS Caltex Corp., 5.38%, 08/07/28		2,110	2,122,765
Hanwha Life Insurance Co. Ltd., (5-year CMT + 1.85%), 3.38%, 02/04/32(a)(c)		1,000	922,770
Hyundai Capital Services, Inc.(m)
5.13%, 02/05/27		375	374,816
5.13%, 02/05/29		350	350,756
LG Chem Ltd., 2.38%, 07/07/31(c)		1,100	905,223
Mirae Asset Securities Co. Ltd.
5.88%, 01/26/27		305	304,146
6.00%, 01/26/29		345	345,973
POSCO
5.63%, 01/17/26(b)		393	395,700
4.88%, 01/23/27		305	302,896
5.75%, 01/17/28(b)		441	449,666
5.88%, 01/17/33(b)		200	206,948
SK Broadband Co. Ltd., 4.88%, 06/28/28		430	429,686
SK Hynix, Inc.
6.25%, 01/17/26(c)		400	404,888
5.50%, 01/16/27		600	601,614
6.38%, 01/17/28(c)		200	207,366
2.38%, 01/19/31(c)		1,000	823,920
6.50%, 01/17/33(c)		250	266,240

			9,415,373

Singapore — 0.1%
BOC Aviation Ltd., 3.50%, 09/18/27(c)		1,000	950,920
LLPL Capital Pte. Ltd., 6.88%, 02/04/39(c)		1,183	1,136,930
Medco Laurel Tree Pte Ltd., 6.95%, 11/12/28(c)		200	190,500
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29(b)		550	562,375
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 05/19/33		2,320	2,317,124
Puma International Financing SA, 5.00%, 01/24/26(c)		1,628	1,538,460
TML Holdings Pte. Ltd., 4.35%, 06/09/26(c)		239	227,349

			6,923,658

South Africa — 0.0%
Sasol Financing USA LLC, 6.50%, 09/27/28		1,251	1,180,881

South Korea — 0.0%
SK Hynix, Inc., 5.50%, 01/16/29		540	544,806
Woori Card Co. Ltd., 1.75%, 03/23/26(c)		400	369,440

			914,246

Security		Par (000)	Value

Spain(c) — 0.0%
Banco Santander SA, (1-year UK Government Bond + 1.80%), 3.13%, 10/06/26(a)	GBP	2,700	$3,284,177
Telefonica Emisiones SA, 5.38%, 02/02/26		1,472	1,875,405

			5,159,582

Sweden — 0.1%
Swedbank AB, (1-year UK Government Bond + 1.00%), 1.38%, 12/08/27(a)(c)		733	837,000
Verisure Holding AB
3.88%, 07/15/26(c)	EUR	2,087	2,213,132
3.25%, 02/15/27(c)		3,810	3,955,651
9.25%, 10/15/27(b)		4,248	4,923,649
7.13%, 02/01/28(b)		2,088	2,363,722
Verisure Midholding AB, 5.25%, 02/15/29(c)		8,045	8,285,170

			22,578,324

Switzerland — 0.1%
Credit Suisse AG/New York
7.95%, 01/09/25	USD	3,544	3,626,331
2.95%, 04/09/25		3,890	3,783,325
5.00%, 07/09/27		3,861	3,863,093
UBS Group AG, (1-year EUR Swap + 0.77%), 0.65%, 01/14/28(a)(c)	EUR	7,200	7,139,261

			18,412,010

Thailand — 0.0%
Bangkok Bank PCL/Hong Kong
5.30%, 09/21/28(b)	USD	1,478	1,493,297
5.50%, 09/21/33(b)		1,478	1,499,564
(5-year CMT + 1.90%), 3.73%, 09/25/34(a)(c)		832	736,528
Minor International PCL, (5-year CMT + 7.92%), 2.70%(a)(c)(o)		1,000	934,140
Muang Thai Life Assurance PCL, (10-year CMT + 2.40%), 3.55%, 01/27/37(a)(c)		251	233,091

			4,896,620

Turkey — 0.0%
Bio City Development Co. B.V, 8.00%, 07/06/24(a)(b)(d)(e)(f)(n)(p)		140,850	5,634,000

Ukraine — 0.0%
VF Ukraine PAT via VFU Funding PLC, 6.20%, 02/11/25(c)		1,068	850,395

United Arab Emirates — 0.1%
Abu Dhabi National Energy Co. PJSC, 4.70%, 04/24/33(b)		433	425,964
DP World Salaam, (5-year CMT + 5.75%), 6.00%(a)(c)(o)		1,290	1,279,035
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26(b)		1,159	1,139,804
MDGH GMTN RSC Ltd., 4.38%, 11/22/33(b)		989	942,023
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29(b)		11,304	10,926,446

			14,713,272

United Kingdom — 1.7%
10X Future Technologies Service Ltd., (15.00% PIK), (Acquired 12/19/23, Cost: $8,950,207), 15.00%, 06/19/26(d)(h)(l)(m)	GBP	7,248	9,116,895
Barclays PLC(c)
3.00%, 05/08/26		733	886,442
3.25%, 02/12/27		733	879,540
BCP V Modular Services Finance II PLC
4.75%, 11/30/28(c)	EUR	7,944	7,951,933
6.13%, 11/30/28(b)	GBP	12,036	13,852,369
6.13%, 11/30/28(c)		10,763	12,387,259

14

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
BCP V Modular Services Finance PLC, 6.75%, 11/30/29(b)	EUR	14,257	$12,865,915
Bellis Acquisition Co. PLC, 3.25%, 02/16/26(c)	GBP	28,177	33,744,739
Bellis Finco PLC, 4.00%, 02/16/27(c)		8,123	9,387,951
BG Energy Capital PLC, 5.13%, 12/01/25(c)		1,344	1,713,646
Boparan Finance PLC, 7.63%, 11/30/25(c)		10,750	12,601,717
BP Capital Markets PLC, 2.52%, 04/07/28(c)	EUR	4,421	4,664,810
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)	USD	14,206	13,883,987
Deuce Finco PLC
5.50%, 06/15/27(b)	GBP	16,215	19,342,004
5.50%, 06/15/27(c)		14,042	16,749,948
eG Global Finance PLC(b)
11.00%, 11/30/28	EUR	6,276	7,184,336
12.00%, 11/30/28	USD	6,357	6,719,222
HSBC Holdings PLC, (3-mo. LIBOR GBP + 1.31%), 1.75%, 07/24/27(a)	GBP	870	1,010,162
INEOS Finance PLC
3.38%, 03/31/26(c)	EUR	4,040	4,311,235
6.63%, 05/15/28(b)		3,871	4,288,979
Informa PLC, 3.13%, 07/05/26(c)	GBP	736	888,074
Kane Bidco Ltd.(b)
5.00%, 02/15/27	EUR	4,662	4,842,439
6.50%, 02/15/27	GBP	8,008	9,678,663
Lloyds Banking Group PLC, 2.25%, 10/16/24(c)		1,495	1,850,761
Market Bidco Finco PLC, 5.50%, 11/04/27(c)		9,878	11,485,624
Marks & Spencer PLC, 3.75%, 05/19/26(c)		7,361	8,992,021
National Grid PLC, 0.16%, 01/20/28(c)	EUR	4,956	4,732,100
NatWest Group PLC(a)(c)
(1-year GBP Swap + 1.49%), 2.88%, 09/19/26	GBP	736	894,830
(1-year GBP Swap + 2.01%), 3.13%, 03/28/27		733	886,001
Punch Finance PLC, 6.13%, 06/30/26(c)		13,918	16,955,154
Santander U.K. Group Holdings PLC, 3.63%, 01/14/26(c)		733	897,883
Vedanta Resources Finance II PLC
8.95%, 12/09/28(b)	USD	1,477	1,277,605
8.95%, 12/09/28(a)(c)		1,284	1,110,660
Virgin Media Secured Finance PLC(c)
5.00%, 04/15/27	GBP	4,278	5,277,233
4.25%, 01/15/30		4,880	5,415,577
4.13%, 08/15/30		9,967	10,747,493
Vmed O2 U.K. Financing I PLC(c)
4.00%, 01/31/29		3,984	4,481,122
4.50%, 07/15/31		12,002	13,063,683

			297,020,012

United States — 5.8%
AbbVie, Inc., 1.38%, 05/17/24	EUR	3,419	3,667,682
Affinity Interactive, 6.88%, 12/15/27(b)	USD	1,580	1,429,815
Alexander Funding Trust II, 7.47%, 07/31/28(b)		1,391	1,468,791
Allegiant Travel Co., 7.25%, 08/15/27(b)		2,340	2,287,350
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27(b)		1,589	1,553,709
Alteryx, Inc., 8.75%, 03/15/28(b)		1,542	1,651,204
American Tower Corp.
0.45%, 01/15/27	EUR	8,700	8,603,779
5.25%, 07/15/28	USD	8,249	8,367,542
Amgen, Inc.
5.50%, 12/07/26(c)	GBP	736	952,066
5.15%, 03/02/28	USD	12,398	12,622,431
2.30%, 02/25/31		2,063	1,761,174
2.00%, 01/15/32		2,034	1,670,223

Security		Par (000)	Value

United States (continued)
Amgen, Inc. (continued)
3.35%, 02/22/32	USD	6,162	$5,580,869
Amkor Technology, Inc., 6.63%, 09/15/27(b)		1,730	1,743,131
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 08/15/27(b)		1,664	1,243,810
AT&T, Inc.
2.90%, 12/04/26	GBP	1,490	1,788,622
5.50%, 03/15/27(c)		750	966,042
Bank of America Corp.(a)
(1-day SOFR + 1.37%), 1.92%, 10/24/31	USD	2,979	2,437,780
(1-day SOFR + 1.53%), 1.90%, 07/23/31		1,007	829,014
(1-day SOFR + 1.65%), 5.47%, 01/23/35		6,755	6,878,951
(1-day SOFR + 2.15%), 2.59%, 04/29/31		3,281	2,841,196
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31		4,681	4,047,009
(3-mo. EURIBOR + 0.91%), 1.95%, 10/27/26(c)	EUR	3,529	3,712,863
Becton Dickinson & Co.
0.03%, 08/13/25		2,732	2,810,223
3.70%, 06/06/27	USD	4,631	4,480,173
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		3,445	3,492,610
Bimbo Bakeries USA, Inc., 5.38%, 01/09/36(b)		341	342,364
Breeze Aviation Group, Inc., 20.00%, 01/30/28(d)(h)		10,467	10,467,459
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27		2,842	2,768,352
Broadcom, Inc.
1.95%, 02/15/28(b)		5,274	4,735,271
4.15%, 11/15/30		2,063	1,967,727
2.45%, 02/15/31(b)		2,085	1,775,571
Callon Petroleum Co., 7.50%, 06/15/30(b)		2,365	2,491,400
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/28(b)		6,732	6,748,830
Carrols Restaurant Group, Inc., 5.88%, 07/01/29(b)		1,464	1,499,143
Churchill Downs, Inc., 5.75%, 04/01/30(b)		1,689	1,633,989
Citigroup, Inc.
1.75%, 10/23/26	GBP	1,146	1,333,595
(1-day SOFR + 1.15%), 2.67%, 01/29/31(a)	USD	3,830	3,342,004
(1-day SOFR + 1.17%), 2.56%, 05/01/32(a)		2,761	2,312,017
(1-day SOFR + 2.11%), 2.57%, 06/03/31(a)		4,064	3,500,543
(3-mo. CME Term SOFR + 1.60%), 3.98%, 03/20/30(a)		1,032	983,525
(3-mo. EURIBOR + 1.66%), 1.25%, 07/06/26(a)(c)	EUR	3,503	3,655,155
Citizens Bank NA/Providence RI(a)
(1-day SOFR + 1.40%), 4.12%, 05/23/25	USD	1,250	1,241,630
(1-day SOFR + 1.45%), 6.06%, 10/24/25		750	747,705
Civitas Resources, Inc.(b)
5.00%, 10/15/26		3,684	3,588,016
8.38%, 07/01/28		9,453	9,941,834
Cloud Software Group, Inc.(b)
6.50%, 03/31/29		4,150	3,874,993
9.00%, 09/30/29		1,588	1,502,973
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/30(b)		2,393	2,273,232
Comcast Corp., 0.25%, 09/14/29	EUR	2,056	1,903,287
CommScope Technologies LLC, 6.00%, 06/15/25(b)	USD	3,100	2,464,500
CommScope, Inc., 6.00%, 03/01/26(b)		786	680,817
Coty, Inc.
3.88%, 04/15/26(c)	EUR	10,185	10,910,071
5.75%, 09/15/28		1,286	1,444,260
Crown Castle, Inc., 2.90%, 03/15/27	USD	3,348	3,139,670

15

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
CSC Holdings LLC
5.25%, 06/01/24	USD	10,995	$10,980,749
5.50%, 04/15/27(b)		6,480	5,822,180
11.75%, 01/31/29(b)		3,068	3,116,260
DAE Funding LLC(c)
1.55%, 08/01/24		761	741,262
2.63%, 03/20/25		295	282,831
Dell International LLC/EMC Corp.
4.00%, 07/15/24		2,718	2,697,565
5.25%, 02/01/28		3,608	3,685,950
DISH DBS Corp., 5.88%, 11/15/24		3,378	3,136,068
DISH Network Corp., 0.00%, 12/15/25(p)(q)		4,091	2,910,746
Duke Energy Corp., 3.10%, 06/15/28	EUR	3,474	3,706,454
Elevance Health, Inc., 3.65%, 12/01/27	USD	10,292	9,919,094
EQM Midstream Partners LP(b)
7.50%, 06/01/27		810	833,406
7.50%, 06/01/30		865	927,737
Equinix, Inc., 1.55%, 03/15/28		4,251	3,748,320
EquipmentShare.com, Inc., 9.00%, 05/15/28(b)		11,032	11,194,170
Fidelity National Information Services, Inc., 1.50%, 05/21/27	EUR	3,673	3,757,231
Fiesta Purchaser, Inc., 7.88%, 03/01/31(b)(m)	USD	1,540	1,540,000
First Horizon Bank, 5.75%, 05/01/30		3,500	3,390,176
Flyr Convertible Notes, 8.00%, 08/10/27(d)		14,295	16,574,816
Flyr Secured Notes, (10.34% PIK), 10.35%, 05/10/27(d)(l)		6,744	6,339,203
Freed Corp., 12.00%, 11/30/28(d)		53,466	52,332,521
FreeWire Technologies, Inc., 16.33%, 04/26/25(d)		9,513	10,250,182
Frontier Communications Holdings LLC(b)
5.88%, 10/15/27		5,665	5,448,770
8.75%, 05/15/30		9,313	9,540,164
8.63%, 03/15/31		7,330	7,437,927
Frontier Florida LLC, Series E, 6.86%, 02/01/28		8,480	8,163,717
Frontier North, Inc., Series G, 6.73%, 02/15/28		5,875	5,639,001
Full House Resorts, Inc., 8.25%, 02/15/28(b)		349	330,828
GCI LLC, 4.75%, 10/15/28(b)		1,436	1,316,424
General Mills, Inc.
0.13%, 11/15/25	EUR	5,784	5,903,165
0.45%, 01/15/26		4,514	4,608,170
Global Payments, Inc., 4.88%, 03/17/31		1,697	1,927,432
Goldman Sachs Group, Inc.
0.25%, 01/26/28(c)		4,022	3,866,236
7.25%, 04/10/28	GBP	748	1,025,272
0.88%, 05/09/29(c)	EUR	3,676	3,455,979
GoTo Group, Inc., 5.50%, 09/01/27(b)	USD	4,945	2,035,072
Gran Tierra Energy, Inc., 9.50%, 10/15/29(b)		600	528,750
Green Plains SPE LLC, 11.75%, 02/08/26(b)(d)		91,561	88,246,492
HCA, Inc.
5.63%, 09/01/28		4,976	5,070,419
3.50%, 09/01/30		5,232	4,747,315
Homes By West Bay LLC, 9.50%, 04/30/27(d)		19,399	18,502,766
Insight M, Inc., 7.00%, 01/25/29		2,090	2,090,500
International Business Machines Corp., 3.38%, 02/06/27	EUR	3,354	3,659,620
JPMorgan Chase & Co.(a)
(1-day SOFR + 1.57%), 6.09%, 10/23/29	USD	3,094	3,249,196
(1-day SOFR + 1.62%), 5.34%, 01/23/35		5,175	5,259,137
(3-mo. EURIBOR + 0.76%), 1.09%, 03/11/27(c)	EUR	3,647	3,751,792
(3-mo. LIBOR GBP + 0.68%), 0.99%, 04/28/26(c)	GBP	1,893	2,274,151
Kraft Heinz Foods Co., 4.13%, 07/01/27(c)		440	547,795
Landsea Homes Corp., 11.00%, 07/17/28(d)	USD	40,108	39,357,980

Security		Par (000)	Value

United States (continued)
Lessen, Inc., 13.83%, 01/05/28(a)(b)(d)	USD	19,609	$17,942,342
Level 3 Financing, Inc., 4.63%, 09/15/27(b)		5,174	2,690,480
Level 3 New Money TSA, 11.00%, 11/15/29(m)		12,418	12,562,758
LGI Homes, Inc., 8.75%, 12/15/28(b)		7,069	7,462,761
Lightning eMotors, Inc., 7.50%, 05/15/24(b)(p)		3,362	168,100
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)		15,891	12,083,110
Lowe’s Cos., Inc., 2.63%, 04/01/31		2,034	1,769,150
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26(b)		17,196	17,375,740
Morgan Stanley(a)
(1-day SOFR + 1.14%), 2.70%, 01/22/31		420	369,032
(1-day SOFR + 1.18%), 2.24%, 07/21/32		1,114	913,367
(1-day SOFR + 1.73%), 5.47%, 01/18/35		4,145	4,229,980
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29		4,986	4,767,813
(3-mo. EURIBOR + 0.83%), 1.34%, 10/23/26	EUR	4,468	4,645,672
Nasdaq, Inc., 4.50%, 02/15/32		2,445	2,813,798
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27	USD	443	434,371
5.50%, 08/15/28		3,438	3,264,865
5.13%, 12/15/30		3,010	2,705,432
7.13%, 02/01/32		2,381	2,361,572
NCR Atleos Corp., 9.50%, 04/01/29(b)		3,975	4,263,585
Netflix, Inc.
3.63%, 05/15/27	EUR	6,616	7,233,567
4.88%, 04/15/28	USD	3,689	3,714,650
New Home Co., Inc., 8.25%, 10/15/27(a)(b)		2,144	1,993,920
Northern States Power Co., 4.50%, 06/01/52		4,429	3,998,753
Olympus Water U.S. Holding Corp.(b)
7.13%, 10/01/27		1,950	1,957,009
9.75%, 11/15/28		14,279	15,106,817
Oncor Electric Delivery Co. LLC, 4.10%, 11/15/48		2,589	2,197,308
ONEOK Partners LP, 4.90%, 03/15/25		9,738	9,693,698
Oracle Corp.
2.30%, 03/25/28		5,101	4,631,161
2.95%, 04/01/30		3,205	2,887,087
2.88%, 03/25/31		7,239	6,369,819
Pacific Gas and Electric Co., 3.30%, 12/01/27		4,032	3,778,304
Palomino Funding Trust I, 7.23%, 05/17/28(b)		665	701,338
PennyMac Financial Services, Inc., 7.88%, 12/15/29(b)		1,928	1,985,747
Periama Holdings LLC, 5.95%, 04/19/26(c)		891	877,635
Permian Resources Operating LLC(b)
8.00%, 04/15/27		4,953	5,126,494
7.00%, 01/15/32		1,808	1,866,584
PG&E Corp., 4.25%, 12/01/27(b)(p)		616	626,780
Pioneer Midco Notes, (10.50% PIK), 10.50%, 11/18/30(d)(l)		14,637	14,509,382
Pitney Bowes, Inc., 6.88%, 03/15/27(b)		13,018	11,748,745
Playtika Holding Corp., 4.25%, 03/15/29(b)		1,573	1,350,908
PNC Financial Services Group, Inc., (1-day SOFR + 1.34%), 5.30%, 01/21/28(a)		2,143	2,161,974
PPG Industries, Inc., 1.88%, 06/01/25	EUR	3,378	3,567,985
Procter & Gamble Co., 4.88%, 05/11/27		2,314	2,660,062
Rand Parent LLC, 8.50%, 02/15/30(b)	USD	7,870	7,791,815
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 04/16/29(c)		400	352,000
RingCentral, Inc., 8.50%, 08/15/30(b)		7,742	7,983,937
Sabre GLBL, Inc.(b)
9.25%, 04/15/25		1,118	1,100,502
8.63%, 06/01/27		6,520	6,096,203

16

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Sabre GLBL, Inc.(b) (continued)
11.25%, 12/15/27	USD	5,410	$5,416,762
Sasol Financing USA LLC
4.38%, 09/18/26		414	385,667
8.75%, 05/03/29(b)		887	901,691
Service Properties Trust
4.50%, 03/15/25		2,096	2,043,557
7.50%, 09/15/25		3,200	3,248,246
8.63%, 11/15/31(b)		5,498	5,829,506
SierraCol Energy Andina LLC, 6.00%, 06/15/28(c)		315	263,517
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)		2,560	2,625,216
SK Battery America, Inc.
2.13%, 01/26/26(c)		1,326	1,230,727
4.88%, 01/23/27		285	284,287
Sonder Secured Notes, (14.26% PIK), 14.35%, 01/19/27(d)(l)		20,754	18,134,439
Southern California Edison Co., 5.30%, 03/01/28		4,484	4,601,510
Spirit AeroSystems, Inc.(b)
9.38%, 11/30/29		4,635	5,021,911
9.75%, 11/15/30		10,951	11,493,736
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/25(b)		1,230	1,220,409
Stem, Inc., 0.50%, 12/01/28(b)(p)		749	366,410
STL Holding Co. LLC, 8.75%, 02/15/29(b)(m)		2,208	2,208,000
Talos Production, Inc., 9.38%, 02/01/31(b)(m)		1,150	1,175,908
Tapestry, Inc., 7.35%, 11/27/28		1,725	1,806,829
Tenneco, Inc., 8.00%, 11/17/28(b)		5,226	4,552,525
Texas Capital Bancshares, Inc., (5-year CMT + 3.15%), 4.00%, 05/06/31(a)		1,653	1,522,471
Texas Capital Bank NA, (3-mo. LIBOR US + 4.50%), 10.09%, 09/30/24(a)(b)		8,006	7,956,146
Thermo Fisher Scientific, Inc., 1.38%, 09/12/28	EUR	3,674	3,696,330
T-Mobile U.S., Inc.
4.95%, 03/15/28	USD	3,202	3,228,064
3.50%, 04/15/31		3,066	2,792,728
2.70%, 03/15/32		4,721	4,012,625
Truist Financial Corp., (1-day SOFR + 1.62%), 5.44%, 01/24/30(a)		2,130	2,148,154
U.S. Bancorp, (1-day SOFR + 1.86%), 5.68%, 01/23/35(a)		1,585	1,621,768
Uber Technologies, Inc., Series 2028, 0.88%, 12/01/28(b)(p)		14,218	15,838,852
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		4,951	5,039,875
Univision Communications, Inc., 8.00%, 08/15/28(b)		3,180	3,235,873
Verizon Communications, Inc.
4.07%, 06/18/24	GBP	189	238,129
1.13%, 11/03/28		733	797,710
4.25%, 10/31/30	EUR	3,192	3,637,046
Viasat, Inc., 5.63%, 04/15/27(b)	USD	5,169	4,852,761
Vistra Operations Co. LLC(b)
5.63%, 02/15/27		10,588	10,429,804
7.75%, 10/15/31		3,825	3,973,391
Wells Fargo & Co.
1.38%, 10/26/26(c)	EUR	3,666	3,755,847
1.50%, 05/24/27(c)		5,570	5,665,132
(1-day SOFR + 1.78%), 5.50%, 01/23/35(a)	USD	8,610	8,781,141

Security		Par (000)	Value

United States (continued)
Wells Fargo & Co. (continued)
(1-day SOFR + 1.98%), 4.81%, 07/25/28(a)	USD	7,379	$7,334,370
Xerox Holdings Corp., 5.00%, 08/15/25(b)		7,404	7,232,201
Zayo Group Holdings, Inc., 4.00%, 03/01/27(b)		365	277,558

			995,801,924

Total Corporate Bonds — 11.8% (Cost: $2,355,676,863)			2,040,139,837

Fixed Rate Loan Interests

United States(d) — 0.2%
CML ST Regis Aspen, Term Loan, 8.26%, 02/09/27		18,600	18,600,056
OD Intermediate SUBI Holdco II LLC, Mezzanine Term Loan, 10.00%, 04/01/26		16,814	16,141,766

Total Fixed Rate Loan Interests — 0.2% (Cost: $34,985,471)			34,741,822

Floating Rate Loan Interests(a)

Belgium — 0.1%
Apollo Finco, 2021 EUR Term Loan B, (6-mo. EURIBOR + 4.85%), 8.74%, 10/02/28	EUR	10,000	8,834,724

Colombia — 0.0%
Ecopetrol SA, 2023 Term Loan, (3-mo. CME Term SOFR + 4.75%), 10.13%, 09/06/30(d)	USD	2,150	2,133,875

France — 0.2%
Babilou Group, 2021 EUR Term Loan B, (3-mo. EURIBOR + 4.00%), 7.91%, 11/17/27	EUR	26,693	28,850,304
Parts Europe SA, EUR Term Loan B, 02/03/31(r)		13,296	14,368,956

			43,219,260

Germany — 0.1%
Mosel Bidco SE, EUR Term Loan B, (3-mo. Euribor + 4.75%), 8.68%, 09/16/30		14,089	15,203,301

Jersey(d) — 0.1%
Vita Global Finco Ltd.
EUR Term Loan B, (6-mo. Euribor + 7.00%), 10.95%, 07/06/27		8,315	8,491,453
GBP Incremental Term Loan, (6-mo. SONIA + 7.00%), 12.19%, 07/06/27	GBP	5,090	6,104,899

			14,596,352

Luxembourg(d) — 0.2%
Speed Midco 3 S.a r.l.
EUR Term Loan B1, (3-mo. Euribor + 6.40%), 10.33%, 05/16/29	EUR	24,221	26,568,949
GBP Term Loan B1, (1-day SONIA + 6.90%), 12.09%, 05/16/29	GBP	2,184	2,808,812

			29,377,761

Netherlands — 0.5%
Cypher Bidco BV, EUR Term Loan, (6-mo. Euribor + 4.50%), 8.60%, 12/30/28(d)	EUR	19,970	20,422,570
Median BV, 2021 EUR Term Loan B, (6-mo. EURIBOR + 4.93%), 9.06%, 10/14/27		4,250	4,450,594

17

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Netherlands (continued)
Upfield BV, 2023 GBP Term Loan B8, (1-day SONIA + 5.75%), 10.98%, 01/03/28	GBP	13,449	$16,653,274
Ziggo BV, 2019 EUR Term Loan H, (6-mo. EURIBOR + 3.00%), 6.93%, 01/31/29	EUR	39,843	41,946,396

			83,472,834

Spain(d) — 0.2%
Galapagos SA, 2023 EUR Term Loan, (3-mo. EURIBOR + 3.90%), 7.87%, 03/01/26		15,408	16,651,027
Promontoria Challenger I SA, EUR Term Loan, (1-mo. EURIBOR + 3.25%), 7.08%, 12/20/24		16,400	17,679,428

			34,330,455

United Kingdom — 0.4%
CML Project Horizons, GBP Term Loan, (3-mo. SONIA + 3.75%), 8.94%, 06/05/26(d)	GBP	15,221	19,208,648
Market Bidco Ltd., EUR Term Loan B1, 11/04/27(r)	EUR	6,010	6,357,704
Mercia(d)
GBP Term Loan A1, (3-mo. SONIA + 2.40%), 7.62%, 04/09/26	GBP	6,259	7,877,051
GBP Term Loan A2, (3-mo. SONIA + 2.40%), 7.62%, 04/09/26		19,085	24,017,989
GBP Term Loan B1, (3-mo. SONIA + 2.40%), 7.62%, 04/09/26		1,100	1,383,516
WM Morrison, GBP Term Loan B2, (1-mo. SONIA + 5.61%), 10.69%, 11/04/27		7,980	9,941,943

			68,786,851

United States — 1.5%
Aimbridge Acquisition Co., Inc., 2020 Incremental Term Loan B, (1-mo. CME Term SOFR + 4.86%), 10.20%, 02/02/26	USD	9,024	8,640,747
Alorica, Inc., 2022 Term Loan, (1-mo. CME Term SOFR at 1.50% Floor + 6.88%), 12.21%, 12/21/27(d)		10,898	10,612,083
Altar Bidco, Inc., 2021 2nd Lien Term Loan, (12-mo. CME Term SOFR at 0.50% Floor + 5.60%), 10.40%, 02/01/30		10,314	10,223,994
American Auto Auction Group, LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.15%), 10.50%, 12/30/27		1,708	1,680,619
Avaya, Inc., 2022 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 10.00%), 14.83%, 12/15/27(d)		432	—
City Brewing Co. LLC, Closing Date Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.76%), 9.08%, 04/05/28		2,623	1,972,951
CML Hyatt Lost Pines, Term Loan, (1-mo. CME Term SOFR + 3.43%), 8.89%, 09/09/26(d)		16,300	16,033,885
CML La Quinta Resort, Term Loan, (2-mo. CME Term SOFR + 3.20%), 8.48%, 12/09/26(d)		13,696	13,344,357
CML Lake Tahoe Resort Hotel, Term Loan, (1-mo. CME Term SOFR + 2.90%), 8.49%, 10/25/26(d)		11,574	11,142,825
CML Terranea Resort, Term Loan, (1-mo. CME Term SOFR + 4.35%), 9.70%, 01/01/28(d)		7,900	7,899,281
CML Trigrams, Term Loan, (1-mo. CME Term SOFR + 2.86%), 8.23%, 09/15/24(d)		10,631	10,627,766
Digital Room Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.35%), 10.68%, 12/21/28		3,568	3,247,280

Security		Par (000)	Value

United States (continued)
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 10.65%, 08/02/27	USD	5,139	$5,133,480
ECL Entertainment, LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.08%, 08/31/30		9,434	9,439,072
Emerald Electronics Manufacturing Services, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.40%), 11.79%, 12/29/27		4,189	3,749,452
Galaxy Universal LLC, 1st Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.90%), 11.28%, 11/12/26(d)		18,499	18,175,370
Goto Group, Inc., Term Loan, 08/31/27(r)		1,877	1,754,895
GoTo Group, Inc., Term Loan B, (3-mo. CME Term SOFR + 4.85%), 10.18%, 08/31/27		11,504	5,042,384
Green Plains Operating Co. LLC, Term Loan, (3-mo. LIBOR US + 8.00%), 13.65%, 07/20/26(d)		15,109	14,655,860
Helios Service Partners LLC(d)
2023 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.64%, 03/19/27		661	657,354
2023 Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 6.51%), 11.86%, 03/19/27		2,412	2,396,752
Hydrofarm Holdings LLC, 2021 Term Loan, (3-mo. CME Term SOFR at -4.50% Floor + 5.76%), 11.15%, 10/25/28(d)		2,685	2,147,618
Indy U.S. Holdco LLC, 2023 EUR Incremental Term Loan, (1-mo. EURIBOR + 6.50%), 10.35%, 03/06/28	EUR	19,551	21,054,353
J&J Ventures Gaming LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.26%), 9.61%, 04/26/28	USD	4,062	3,978,959
Jack Ohio Finance LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.86%), 10.20%, 10/04/28		2,093	2,058,392
Kronos Acquisition Holdings, Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.15%), 11.54%, 12/22/26		1,890	1,891,989
Level 3 Financing, Inc., 2023 TSA Term Loan B, (1-mo. CME Term SOFR + 1.86%), 7.20%, 03/01/27(d)		2,915	2,798,400
Lumen Technologies, Inc., 2024 Term Loan A, 06/01/28(r)		197	197,321
Maverick Gaming LLC, Term Loan B, (3-mo. CME Term SOFR + 7.76%), 13.15%, 09/03/26		3,476	2,363,487
Naked Juice LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 11.45%, 01/24/30		523	419,273
Orion Group Holdco LLC(d)
1st Lien Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.26%), 11.35%, 03/19/27		4,593	4,592,962
1st Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.26%), 11.61%, 03/19/27		393	392,898
2022 1st Amendment Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.50%), 12.11%, 03/19/27		459	459,451
2022 First A&R Amendment Incremental DDTL, (3-mo. CME Term SOFR at 1.00% Floor + 6.50%), 12.11%, 03/19/27		2,055	2,054,758

18

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Orion Group Holdco LLC(d) (continued)
Delayed Draw Term Loan, (3-mo. CME Term SOFR + 6.26%), 11.61%, 03/19/27	USD	776	$766,488
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.26%), 11.35%, 03/19/27		78	76,568
Quartz Acquireco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.83%, 06/28/30(d)		3,950	3,940,225
Redstone Holdco 2 LP
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.86%), 13.20%, 04/27/29		6,772	3,916,451
2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.86%), 10.20%, 04/27/28		7,543	6,219,914
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.11%), 9.45%, 03/16/27		5,685	5,666,177
Sheraton Austin, CML Term Loan, (1-mo. CME Term SOFR + 3.59%), 8.95%, 06/01/24(d)		18,180	17,791,975
Signal Parent, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.60%), 8.93%, 04/03/28		4,151	3,729,518
Starwood Property Trust, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.39% Floor + 2.67%), 8.00%, 06/09/26(d)		18,406	17,775,658
Vaco Holdings LLC, 2022 Term Loan, (3-mo. CME Term SOFR + 5.25%), 10.43%, 01/21/29		4,239	4,204,931
Xerox Holdings Corp., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.33%, 11/17/29		2,289	2,286,139

			267,214,312

Total Floating Rate Loan Interests — 3.3% (Cost: $595,345,373)			567,169,725

Foreign Agency Obligations

Argentina — 0.2%
Argentine Republic Government International Bond
1.00%, 07/09/29		3,751	1,507,772
1.75%, 07/09/30(a)(s)		35,805	14,483,219
4.13%, 07/09/35(a)(s)		44,033	14,729,264
5.00%, 01/09/38(a)(s)		14,865	5,708,053

			36,428,308

Bahrain(c) — 0.0%
Bahrain Government International Bond
5.45%, 09/16/32		1,090	982,363
7.50%, 09/20/47		842	773,503

			1,755,866

Brazil — 1.1%
Brazil Letras do Tesouro Nacional, 0.00%, 07/01/24(q)	BRL	591	114,560,286
Brazil Notas do Tesouro Nacional
Series F, 10.00%, 01/01/25		115	23,085,606
Series F, 10.00%, 01/01/27		262	53,100,055
Brazilian Government International Bond, 7.13%, 05/13/54	USD	1,981	1,979,019

			192,724,966

Chile — 0.0%
Chile Government International Bond, 4.34%, 03/07/42		1,763	1,548,795

Security		Par (000)	Value

China — 0.2%
China Government Bond, 2.29%, 12/25/24	CNY	204,370	$28,518,252

Colombia — 0.3%
Colombia Government International Bond
4.50%, 01/28/26	USD	2,090	2,047,547
3.88%, 03/22/26	EUR	509	539,075
3.88%, 04/25/27	USD	1,408	1,332,672
3.13%, 04/15/31		1,541	1,229,718
8.00%, 04/20/33		1,205	1,277,677
8.00%, 11/14/35		355	373,105
8.75%, 11/14/53		350	380,625
Colombian TES
Series B, 5.75%, 11/03/27	COP	24,971,300	5,791,564
Series B, 6.00%, 04/28/28		74,027,700	17,115,689
Series B, 7.00%, 03/26/31		69,698,900	15,879,915
Series B, 13.25%, 02/09/33		19,296,500	6,020,903

			51,988,490

Costa Rica — 0.0%
Costa Rica Government International Bond
6.55%, 04/03/34(c)	USD	740	757,020
7.30%, 11/13/54(b)		744	777,108

			1,534,128

Czech Republic — 0.3%
Czech Republic Government Bond
Series 105, 2.75%, 07/23/29	CZK	509,640	21,186,749
Series 150, 5.00%, 09/30/30		435,260	20,386,548

			41,573,297

Dominican Republic — 0.1%
Dominican Republic International Bond
6.88%, 01/29/26(c)	USD	1,149	1,166,810
5.95%, 01/25/27(c)		1,613	1,613,806
4.50%, 01/30/30(b)		1,841	1,678,071
7.05%, 02/03/31(b)		505	524,695
4.88%, 09/23/32(b)		1,486	1,326,255

			6,309,637

Egypt(b) — 0.0%
Egypt Government International Bond
8.50%, 01/31/47		855	521,550
7.50%, 02/16/61		968	556,600

			1,078,150

Guatemala — 0.1%
Guatemala Government Bond
5.25%, 08/10/29(c)		1,610	1,559,285
5.25%, 08/10/29(b)		842	815,477
7.05%, 10/04/32(b)		1,392	1,462,992
3.70%, 10/07/33(c)		769	632,502
6.60%, 06/13/36(b)		716	725,666
4.65%, 10/07/41(b)		259	207,589

			5,403,511

Honduras — 0.0%
Honduras Government International Bond, 5.63%, 06/24/30(b)		697	607,697

Hungary — 0.1%
Hungary Government Bond, 6.75%, 10/22/28	HUF	3,770,120	11,024,498
Hungary Government International Bond
5.38%, 03/25/24	USD	286	285,414
5.25%, 06/16/29(b)		1,710	1,692,900
5.38%, 09/12/33	EUR	1,334	1,497,734

19

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hungary (continued)
Hungary Government International Bond (continued)
5.50%, 03/26/36(b)	USD	475	$466,034
Magyar Export-Import Bank, 6.00%, 05/16/29	EUR	1,348	1,534,631

			16,501,211

Indonesia — 0.5%
Indonesia Government International Bond
4.55%, 01/11/28	USD	200	198,250
4.65%, 09/20/32		3,387	3,328,100
4.85%, 01/11/33		200	200,022
5.65%, 01/11/53		200	208,522
5.10%, 02/10/54		800	774,088
Indonesia Treasury Bond
Series FR56, 8.38%, 09/15/26	IDR	100,801,000	6,700,903
Series FR59, 7.00%, 05/15/27		294,799,000	19,046,108
Series FR72, 8.25%, 05/15/36		299,465,000	21,377,087
Series FR86, 5.50%, 04/15/26		63,954,000	3,985,980
Series FR98, 7.13%, 06/15/38		397,288,000	25,970,583
Perusahaan Penerbit SBSN Indonesia III, 4.40%, 06/06/27(b)	USD	895	884,651

			82,674,294

Ivory Coast — 0.0%
Ivory Coast Government International Bond
6.38%, 03/03/28(c)		3,008	2,929,040
5.88%, 10/17/31(c)	EUR	499	486,219
8.25%, 01/30/37(b)	USD	484	484,484

			3,899,743

Jordan — 0.0%
Jordan Government International Bond, 4.95%, 07/07/25(c)		652	626,735

Mexico — 0.3%
Mexican Bonos
Series M, 8.50%, 03/01/29	MXN	849	4,795,816
Series M, 7.50%, 05/26/33		3,526	18,357,617
Series M, 8.50%, 11/18/38		678	3,687,683
Mexico Cetes, Series BI, 0.00%, 10/03/24(t)		33,708	18,191,178
Mexico Government International Bond
3.75%, 01/11/28	USD	1,584	1,519,056
2.66%, 05/24/31		2,151	1,806,840
6.35%, 02/09/35		1,455	1,513,346
6.34%, 05/04/53		385	382,690
6.40%, 05/07/54		771	773,005

			51,027,231

Morocco — 0.0%
Morocco Government International Bond, 5.95%, 03/08/28(b)		750	765,000

Nigeria — 0.0%
Nigeria Government International Bond
8.38%, 03/24/29(b)		739	691,889
7.63%, 11/28/47(c)		2,583	1,959,851

			2,651,740

Oman(c) — 0.0%
Oman Government International Bond
6.50%, 03/08/47		807	794,794

Security		Par (000)	Value

Oman (continued)
Oman Government International Bond (continued)
6.75%, 01/17/48	USD	1,936	$1,950,520
Oman Sovereign Sukuk Co., 4.40%, 06/01/24		773	766,430

			3,511,744

Panama — 0.0%
Panama Government International Bond
6.40%, 02/14/35		1,783	1,677,803
6.85%, 03/28/54		1,524	1,356,360

			3,034,163

Paraguay — 0.0%
Paraguay Government International Bond
2.74%, 01/29/33		1,012	815,672
5.60%, 03/13/48(c)		682	607,321

			1,422,993

Peru — 0.0%
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(c)		1,713	1,692,684
Peruvian Government International Bond
2.78%, 01/23/31		1,589	1,372,102
1.86%, 12/01/32		3,029	2,333,844

			5,398,630

Philippines — 0.0%
Philippines Government International Bond, 2.65%, 12/10/45		1,200	799,560

Poland — 0.2%
Bank Gospodarstwa Krajowego, 6.25%, 10/31/28(b)		595	624,750
Republic of Poland Government Bond, Series 1059, 2.75%, 10/25/29	PLN	150,864	33,710,285
Republic of Poland Government International Bond
4.88%, 10/04/33	USD	684	680,409
5.50%, 04/04/53		1,046	1,057,349

			36,072,793

Republic of North Macedonia — 0.0%
North Macedonia Government International Bond, 6.96%, 03/13/27(c)	EUR	638	720,514

Romania — 0.0%
Romanian Government International Bond
5.25%, 11/25/27(b)	USD	850	839,919
2.88%, 03/11/29(c)	EUR	1,768	1,741,105
2.50%, 02/08/30(c)		1,860	1,761,352
2.12%, 07/16/31(c)		1,029	895,582

			5,237,958

Saudi Arabia — 0.0%
Saudi Government International Bond
4.50%, 04/17/30(c)	USD	1,986	1,943,797
5.00%, 01/18/53(b)		1,509	1,341,124

			3,284,921

Senegal — 0.0%
Senegal Government International Bond, 6.25%, 05/23/33(c)		1,011	871,988

South Africa — 0.4%
Republic of South Africa Government Bond
Series 2030, 8.00%, 01/31/30	ZAR	231,682	11,407,317
Series 2040, 9.00%, 01/31/40		228,286	9,483,790

20

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

South Africa (continued)
Republic of South Africa Government Bond (continued)
Series R186, 10.50%, 12/21/26	ZAR	572,846	$31,999,859
Series R213, 7.00%, 02/28/31		227,521	10,200,620
Republic of South Africa Government International Bond
4.85%, 09/30/29	USD	702	638,083
5.88%, 04/20/32		1,355	1,243,077
5.00%, 10/12/46		2,241	1,551,892
Series 2032, 8.25%, 03/31/32	ZAR	19,992	931,772
Series 2044, 8.75%, 01/31/44		106,239	4,190,771

			71,647,181

South Korea(c) — 0.0%
Korea National Oil Corp.
4.75%, 04/03/26	USD	200	198,982
4.88%, 04/03/28		200	200,754

			399,736

Spain(b)(c) — 1.6%
Spain Government Bond
2.55%, 10/31/32	EUR	188,218	196,785,106
3.15%, 04/30/33		14,881	16,225,029
3.90%, 07/30/39		23,177	26,111,803
2.90%, 10/31/46		22,348	21,293,304
3.45%, 07/30/66		17,359	17,032,165

			277,447,407

Ukraine(a)(e)(n) — 0.0%
Ukraine Government International Bond
7.75%, 09/01/25(c)	USD	968	264,748
7.75%, 09/01/26(c)		1,366	354,818
7.25%, 03/15/35(b)		2,371	536,439

			1,156,005

United Kingdom(c) — 0.4%
United Kingdom Gilt
3.75%, 10/22/53	GBP	18,101	20,269,349
0.50%, 10/22/61		102,040	39,379,984

			59,649,333

Uruguay — 0.0%
Uruguay Government International Bond, 5.75%, 10/28/34	USD	1,755	1,880,040

Uzbekistan — 0.0%
Republic of Uzbekistan International Bond, 7.85%, 10/12/28(b)		724	750,426

Total Foreign Agency Obligations — 5.8% (Cost: $1,017,456,606)			1,000,902,443

		Shares

Investment Companies

United States — 0.7%
iShares 0-5 Year TIPS Bond ETF (f)		190,821	18,895,095
iShares iBoxx $ Investment Grade Corporate Bond ETF (f)(g)		116,353	12,818,610
iShares JP Morgan USD Emerging Markets Bond ETF (f)		118,254	10,403,987
iShares Latin America 40 ETF (f)		371,046	10,326,210
iShares MSCI Brazil ETF (f)(g)		436,853	14,381,201
iShares MSCI Emerging Markets ETF (f)		56,435	2,166,540

Security		Shares	Value

United States (continued)
iShares Russell Mid-Cap Growth ETF (f)(g)		48,366	$5,023,293
SPDR Bloomberg High Yield Bond ETF (g)		95,958	9,103,536
VanEck J. P. Morgan EM Local Currency Bond ETF (g)		1,063,266	26,549,752
VanEck Semiconductor ETF (e)(g)		59,954	11,143,650

Total Investment Companies — 0.7% (Cost: $117,939,463)			120,811,874

		Par (000)

Non-Agency Mortgage-Backed Securities

United States — 3.4%
1211 Avenue of the Americas Trust, Series 2015- 1211, Class D, 4.28%, 08/10/35(a)(b)	USD	4,330	3,943,059
Ajax Mortgage Loan Trust(a)(b)
Series 2021-E, Class A1, 1.74%, 12/25/60		21,290	18,601,103
Series 2021-E, Class A2, 2.69%, 12/25/60		3,304	2,781,442
Series 2021-E, Class B1, 3.73%, 12/25/60		2,184	1,856,597
Series 2021-E, Class M1, 2.94%, 12/25/60		1,332	1,113,378
Alen Mortgage Trust, Series 2021-ACEN, Class D, (1-mo. Term SOFR + 3.21%), 8.55%, 04/15/34(a)(b)		5,222	3,257,026
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class E, 1.75%, 05/15/53(b)		1,650	1,057,362
BAMLL Commercial Mortgage Securities Trust(a)(b)
Series 2015-200P, Class D, 3.72%, 04/14/33		730	685,529
Series 2018-DSNY, Class A, (1-mo. Term SOFR + 1.15%), 6.48%, 09/15/34		2,468	2,466,861
Bank, Series 2017-BNK9, Class A4, 3.54%, 11/15/54		1,990	1,890,693
Bayview Commercial Asset Trust(a)(b)
Series 2005-3A, Class M6, (1-mo. Term SOFR + 1.16%), 6.50%, 11/25/35		288	272,574
Series 2006-3A, Class M1, (1-mo. Term SOFR + 0.62%), 5.96%, 10/25/36		312	291,729
BBCMS Mortgage Trust, Series 2018-TALL, Class C, (1-mo. Term SOFR + 1.32%), 6.65%, 03/15/37(a)(b)		4,880	4,271,241
Beast Mortgage Trust(a)(b)
Series 2021-SSCP, Class A, (1-mo. Term SOFR + 0.86%), 6.23%, 04/15/36		1,955	1,932,395
Series 2021-SSCP, Class B, (1-mo. Term SOFR + 1.21%), 6.55%, 04/15/36		4,812	4,688,590
Series 2021-SSCP, Class C, (1-mo. Term SOFR + 1.46%), 6.80%, 04/15/36		5,803	5,648,734
Series 2021-SSCP, Class D, (1-mo. Term SOFR + 1.71%), 7.05%, 04/15/36		5,329	5,146,211
Series 2021-SSCP, Class E, (1-mo. Term SOFR + 2.21%), 7.55%, 04/15/36		4,614	4,396,210
Series 2021-SSCP, Class F, (1-mo. Term SOFR + 3.01%), 8.35%, 04/15/36		4,410	4,210,380
Series 2021-SSCP, Class G, (1-mo. Term SOFR + 3.91%), 9.28%, 04/15/36		4,993	4,696,457
Series 2021-SSCP, Class H, (1-mo. Term SOFR + 5.02%), 10.38%, 04/15/36		3,541	3,323,637
Benchmark Mortgage Trust
Series 2021-B23, Class XA, 1.37%, 02/15/54(a)		54,518	3,257,708
Series 2021-B25, Class A5, 2.58%, 04/15/54		5,050	4,122,473

21

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
BHMS Mortgage Trust(a)(b)
Series 2018-ATLS, Class A, (1-mo. Term SOFR + 1.55%), 6.88%, 07/15/35	USD	6,720	$6,670,211
Series 2018-ATLS, Class C, (1-mo. Term SOFR + 2.20%), 7.53%, 07/15/35		1,583	1,543,850
BOCA Commercial Mortgage Trust, Series 2022- BOCA, Class A, (1-mo. Term SOFR + 1.77%), 7.10%, 05/15/39(a)(b)		2,411	2,409,496
BWAY Mortgage Trust, Series 2013-1515, Class D, 3.63%, 03/10/33(b)		3,735	3,267,933
BX Commercial Mortgage Trust(b)
Series 2019-XL, Class A, (1-mo. Term SOFR + 1.03%), 6.40%, 10/15/36(a)		1,037	1,035,198
Series 2019-XL, Class G, (1-mo. Term SOFR + 2.41%), 7.75%, 10/15/36(a)		8,011	7,931,139
Series 2019-XL, Class J, (1-mo. Term SOFR + 2.76%), 8.10%, 10/15/36(a)		10,664	10,365,463
Series 2020-VIV4, Class A, 2.84%, 03/09/44		1,425	1,246,050
Series 2020-VKNG, Class G, (1-mo. Term SOFR + 3.36%), 8.70%, 10/15/37(a)		1,050	1,013,728
Series 2021-NWM, Class A, (1-mo. Term SOFR + 1.02%), 6.36%, 02/15/33(a)		18,808	18,381,538
Series 2021-NWM, Class B, (1-mo. Term SOFR + 2.26%), 7.60%, 02/15/33(a)		11,028	10,848,088
Series 2021-NWM, Class C, (1-mo. Term SOFR + 4.36%), 9.70%, 02/15/33(a)		7,282	7,148,001
Series 2021-SOAR, Class G, (1-mo. Term SOFR + 2.91%), 8.25%, 06/15/38(a)		8,546	8,307,746
Series 2021-VINO, Class F, (1-mo. Term SOFR + 2.92%), 8.25%, 05/15/38(a)		6,165	5,995,747
Series 2021-XL2, Class A, (1-mo. Term SOFR + 0.80%), 6.14%, 10/15/38(a)		2,370	2,338,979
Series 2021-XL2, Class F, (1-mo. Term SOFR + 2.36%), 7.69%, 10/15/38(a)		12,828	12,458,772
BX Trust(a)(b)
Series 2019-OC11, Class D, 4.08%, 12/09/41		8,408	7,416,249
Series 2019-OC11, Class E, 4.08%, 12/09/41		11,784	10,136,801
Series 2021-ARIA, Class E, (1-mo. Term SOFR + 2.36%), 7.72%, 10/15/36		9,187	8,951,672
Series 2021-MFM1, Class E, (1-mo. Term SOFR + 2.36%), 7.70%, 01/15/34		2,421	2,366,906
Series 2021-MFM1, Class F, (1-mo. Term SOFR + 3.11%), 8.45%, 01/15/34		3,755	3,681,594
CAMB Commercial Mortgage Trust, Series 2019- LIFE, Class E, (1-mo. Term SOFR + 2.20%), 7.78%, 12/15/37(a)(b)		1,358	1,344,779
CD Mortgage Trust, Series 2017-CD6, Class B, 3.91%, 11/13/50(a)		864	738,457
Citigroup Commercial Mortgage Trust, Series 2018- C6, Class A4, 4.41%, 11/10/51		2,000	1,865,998
Cold Storage Trust, Series 2020-ICE5, Class A, (1-mo. Term SOFR + 1.01%), 6.37%, 11/15/37(a)(b)		6,007	5,988,312
Commercial Mortgage Trust, Series 2014-CR21, Class A3, 3.53%, 12/10/47		3,568	3,490,741
Credit Suisse Mortgage Capital Certificates Trust(a)(b)
Series 2019-ICE4, Class B, (1-mo. Term SOFR + 1.28%), 6.64%, 05/15/36		1,761	1,758,419
Series 2019-ICE4, Class C, (1-mo. Term SOFR + 1.48%), 6.81%, 05/15/36		1,824	1,821,040
Series 2019-ICE4, Class D, (1-mo. Term SOFR + 1.65%), 6.98%, 05/15/36		5,882	5,867,796

Security		Par (000)	Value

United States (continued)
Credit Suisse Mortgage Capital Certificates Trust(a)(b) (continued)
Series 2019-ICE4, Class E, (1-mo. Term SOFR + 2.20%), 7.53%, 05/15/36	USD	5,398	$5,377,139
Series 2019-ICE4, Class F, (1-mo. Term SOFR + 2.70%), 8.03%, 05/15/36		8,115	8,063,614
Series 2022-LION, Class A, (1-mo. Term SOFR + 3.44%), 8.77%, 02/15/27(d)		11,900	11,338,489
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class C, 4.80%, 11/15/48(a)		640	608,294
Series 2020-C19, Class A3, 2.56%, 03/15/53		11,759	9,964,010
CSMC Trust(b)
Series 2020-FACT, Class E, (1-mo. Term SOFR + 5.23%), 10.56%, 10/15/37(a)		1,103	1,017,283
Series 2020-NET, Class A, 2.26%, 08/15/37		3,867	3,585,787
DBGS Mortgage Trust(a)(b)
Series 2018-BIOD, Class A, (1-mo. Term SOFR + 1.10%), 6.43%, 05/15/35		786	782,889
Series 2018-BIOD, Class D, (1-mo. Term SOFR + 1.60%), 6.93%, 05/15/35		1,865	1,846,484
Series 2018-BIOD, Class F, (1-mo. Term SOFR + 2.30%), 7.63%, 05/15/35		7,767	7,573,988
ELP Commercial Mortgage Trust, Series 2021-ELP, Class F, (1-mo. Term SOFR + 2.78%), 8.12%, 11/15/38(a)(b)		6,585	6,404,238
Extended Stay America Trust(a)(b)
Series 2021-ESH, Class D, (1-mo. Term SOFR + 2.36%), 7.70%, 07/15/38		13,066	12,918,920
Series 2021-ESH, Class E, (1-mo. Term SOFR + 2.96%), 8.30%, 07/15/38		9,133	9,064,722
Freddie Mac STACR REMIC Trust, Series 2022- DNA1, Class B1, (30-day Avg SOFR + 3.40%), 8.74%, 01/25/42(a)(b)		2,121	2,146,220
GCT Commercial Mortgage Trust, Series 2021- GCT D, Class D, (1-mo. Term SOFR + 2.46%), 7.80%, 02/15/38(a)(b)		810	167,365
GS Mortgage Securities Corp. Trust(a)(b)
Series 2021-DM, Class E, (1-mo. Term SOFR + 3.05%), 8.38%, 11/15/36		12,756	12,427,333
Series 2021-ROSS, Class A, (1-mo. Term SOFR + 1.26%), 6.60%, 05/15/26		1,480	1,366,204
Series 2022-ECI, Class A, (1-mo. Term SOFR + 2.19%), 7.53%, 08/15/39		1,358	1,361,478
GS Mortgage Securities Trust
Series 2020-GC47, Class AS, 2.73%, 05/12/53		4,426	3,759,734
Series 2020-GSA2, Class XA, 1.83%, 12/12/53(a)(b)		2,179	177,551
Series 2021-IP, Class A, (1-mo. Term SOFR + 1.06%), 6.40%, 10/15/36(a)(b)		1,493	1,459,497
Hudson Yards Mortgage Trust, Series 2016-10HY, Class E, 3.08%, 08/10/38(a)(b)		897	800,623
Independence Plaza Trust, Series 2018-INDP, Class B, 3.91%, 07/10/35(b)		2,215	2,098,407
JP Morgan Chase Commercial Mortgage Securities Trust(a)(b)
Series 2018-WPT, Class DFL, (1-mo. Term SOFR + 2.74%), 8.06%, 07/05/33		1,253	1,020,377
Series 2021-INV5, Class F, (1-mo. Term SOFR + 3.06%), 8.40%, 04/15/38		3,330	3,254,298
Series 2021-MHC, Class E, (1-mo. Term SOFR + 2.56%), 7.90%, 04/15/38		7,630	7,458,325
Series 2022-NXSS, Class A, (1-mo. Term SOFR + 2.18%), 7.51%, 09/15/39		1,795	1,799,477

22

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
JP Morgan Chase Commercial Mortgage Securities Trust(a)(b) (continued)
Series 2022-OPO, Class C, 3.45%, 01/05/39	USD	3,082	$2,249,858
JP Morgan Mortgage Trust(a)(b)
Series 2021-INV7, Class A2A, 2.50%, 12/25/51		38,320	31,111,074
Series 2021-INV7, Class A3A, 2.50%, 02/25/52		25,233	22,205,427
Series 2021-INV7, Class A4A, 2.50%, 02/25/52		10,574	6,751,291
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR4, Class A5, 4.03%, 03/10/52		4,308	3,888,471
LUXE Trust, Series 2021-TRIP, Class E, (1-mo. Term SOFR + 2.86%), 8.20%, 10/15/38(a)(b)		1,215	1,214,518
MCM Trust(d)
3.00%, 08/25/28		8,940	5,873,560
1.00%, 01/01/59		11,798	11,330,083
MED Trust(a)(b)
Series 2021, Class A, (1-mo. Term SOFR + 1.06%), 6.43%, 11/15/38		1,584	1,568,552
Series 2021, Class F, (1-mo. Term SOFR + 4.11%), 9.48%, 11/15/38		16,331	16,045,662
Series 2021-MDLN, Class G, (1-mo. Term SOFR + 5.36%), 10.70%, 11/15/38		17,548	17,109,089
MF1 Trust, Series 2021-W10, Class F, (1-mo. Term SOFR + 3.37%), 8.70%, 12/15/34(a)(b)		8,512	8,025,773
MHC Commercial Mortgage Trust(a)(b)
Series 2021-MHC, Class E, (1-mo. Term SOFR + 2.22%), 7.55%, 04/15/38		8,260	8,171,822
Series 2021-MHC, Class F, (1-mo. Term SOFR + 2.72%), 8.05%, 04/15/38		945	931,233
MHP Trust, Series 2021-STOR, Class G, (1-mo. Term SOFR + 2.86%), 8.23%, 07/15/38(a)(b)		3,936	3,778,564
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class C, 4.47%, 05/15/48(a)		647	569,044
Series 2016-C32, Class A4, 3.72%, 12/15/49		3,377	3,229,840
Morgan Stanley Capital I Trust
Series 2018-MP, Class A, 4.42%, 07/11/40(a)(b)		2,110	1,871,650
Series 2020-L4, Class A3, 2.70%, 02/15/53		2,855	2,520,789
PKHL Commercial Mortgage Trust, Series 2021- MF, Class F, (1-mo. Term SOFR + 3.46%), 8.80%, 07/15/38(a)(b)		1,881	1,198,934
Ready Capital Mortgage Financing LLC, Series 2022-FL10, Class A, (1-mo. Term SOFR + 2.55%), 7.89%, 10/25/39(a)(b)		12,395	12,456,593
RIAL Issuer Ltd., Series 2022-FL8, Class A, (1-mo. Term SOFR + 2.25%), 7.58%, 01/19/37(a)(b)		4,557	4,534,215
SREIT Trust(a)(b)
Series 2021-MFP, Class A, (1-mo. Term SOFR + 0.85%), 6.21%, 11/15/38		1,536	1,520,305
Series 2021-MFP, Class F, (1-mo. Term SOFR + 2.74%), 8.07%, 11/15/38		9,404	9,012,501
Series 2021-MFP2, Class F, (1-mo. Term SOFR + 2.73%), 8.07%, 11/15/36		4,565	4,416,638
Starwood Trust, Series 2021-FLWR, Class E, (1-mo. Term SOFR + 2.04%), 7.37%, 07/15/36(a)(b)		3,290	3,211,863
TVC DSCR(d)
Series 21-1, 0.00%, 02/01/51		6,340	5,506,979
Series 21-1, Class A, 2.38%, 02/01/51		25,362	23,166,921
UBS Commercial Mortgage Trust, Series 2019- C17, Class A4, 2.92%, 10/15/52		1,175	1,051,178
VNDO Trust, Series 2016-350P, Class D, 4.03%, 01/10/35(a)(b)		2,150	1,952,335

Security		Par (000)	Value

United States (continued)
Wells Fargo Commercial Mortgage Trust(a)
Series 2015-C28, Class AS, 3.87%, 05/15/48	USD	3,230	$3,076,577
Series 2017-C38, Class C, 3.90%, 07/15/50		1,305	1,150,259
Series 2017-C41, Class B, 4.19%, 11/15/50		1,656	1,476,289
Series 2018-1745, Class A, 3.87%, 06/15/36(b)		2,162	1,879,937
Series 2020-C58, Class XA, 1.92%, 07/15/53		30,072	2,632,718
Series 2021-C59, Class XA, 1.65%, 04/15/54		24,743	1,836,534

Total Non-Agency Mortgage-Backed Securities — 3.4% (Cost: $636,250,494)			586,671,914

		Benefical Interest (000)

Other Interests

Canada — 0.1%
Sprott Private Resource Streaming(d)(u)	USD	21,280	18,098,339

Total Other Interests — 0.1% (Cost: $21,471,327)			18,098,339

		Par (000)

Preferred Securities

Capital Trusts — 0.1%(a)

Cayman Islands — 0.0%
MAF Global Securities Ltd., 6.38%(c)(o)	USD	629	619,172

France — 0.0%
BNP Paribas SA, 4.63%(b)(o)		848	753,998

Indonesia — 0.0%
Bank Negara Indonesia Persero Tbk PT, 4.30%(c)(o)		250	226,406

Mexico — 0.0%
Banco Mercantil del Norte SA/Grand Cayman, 5.88%(b)(o)		807	752,528

Philippines — 0.0%
Rizal Commercial Banking Corp., 6.50%(c)(o)		1,000	968,630

Republic of Korea — 0.0%
Kookmin Bank, 4.35%(c)(o)		400	395,875

Singapore — 0.0%
DBS Group Holdings Ltd., 3.30%(c)(o)		1,000	973,438

South Korea — 0.0%
Shinhan Financial Group Co. Ltd., 2.88%(c)(o)		1,000	925,938

Switzerland — 0.0%
UBS Group AG, 4.88%(b)(o)		886	799,479

Thailand — 0.0%
Krung Thai Bank PCL/Cayman Islands, 4.40%(c)(o)		596	563,965

United Arab Emirates — 0.0%
Abu Dhabi Commercial Bank PJSC, 8.00%(o)		555	589,167

United Kingdom — 0.0%
Barclays PLC, 4.38%(o)		848	661,752

United States — 0.1%
Citigroup, Inc., Series Y, 4.15%(o)		794	707,635
Edison International, 7.88%, 06/15/54		1,465	1,489,095
JPMorgan Chase & Co., Series KK, 3.65%(o)		794	731,765

23

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Paramount Global, 6.38%, 03/30/62	USD	5,203	$4,646,617
USB Capital IX, 6.68%(o)		3,935	3,206,083

			10,781,195

			19,011,543

		Shares

Preferred Stocks — 2.5%

Brazil — 0.2%
Cia Energetica de Minas Gerais, Preference Shares		1,143,918	2,659,845
Gerdau SA, Preference Shares		466,584	1,981,456
Neon Pagamentos SA, Series F(d)		39,435	24,011,972

			28,653,273

China — 0.3%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $33,821,714)(d)(h)		308,665	49,732,419

Finland — 0.0%
Aiven, Series D(d)		86,562	6,969,972

Germany — 0.2%
Dr Ing hc F Porsche AG(b)		187,079	15,883,369
FUCHS SE, Preference Shares		11,772	516,008
Volkswagen AG, Preference Shares		41,336	5,316,430
Volocopter GmbH, Series D, (Acquired 03/03/21, Cost: $22,418,516)(d)(h)		4,218	11,544,223

			33,260,030

India — 0.0%
Think & Learn Private Ltd., Series F, (Acquired 12/11/20, Cost: $13,030,114)(d)(h)		4,047	850,338

Israel(d)(h) — 0.1%
Deep Instinct Ltd.
Series D-2, (Acquired 03/19/21, Cost: $11,638,040)		1,914,819	8,789,019
Series D-4, (Acquired 09/20/22, Cost: $10,933,893)		1,550,832	8,172,885

			16,961,904

United Kingdom — 0.1%
10X Future Technologies Service Ltd., Series D, (Acquired 12/19/23, Cost: $21,869,474)(d)(h)		637,808	12,269,906

United States — 1.6%
Breeze Aviation Group, Inc., Series B, (Acquired 07/30/21, Cost: $10,090,875)(d)(h)		18,683	3,913,528
Caresyntax, Inc.(d)
Series C-2		67,497	6,456,088
Series C3		9,724	785,894
Databricks, Inc.(d)(h)
Series F, (Acquired 10/22/19, Cost: $11,769,837)		822,138	63,518,382
Series G, (Acquired 02/01/21, Cost: $13,141,188)		222,270	17,172,580
Dream Finders Homes, Inc.(d)		38,156	36,677,455
Exo Imaging, Inc., Series C, (Acquired 06/24/21, Cost: $8,339,244)(d)(h)		1,423,565	4,085,632

Security	Shares	Value

United States (continued)
GM Cruise Holdings LLC, Class G, (Acquired
03/25/21, Cost: $9,841,593)(d)(h)	373,495	$4,127,120
Insight M, Inc., Series D	6,123,315	2,090,500
Jumpcloud, Inc.(d)(h)
Series E-1, (Acquired 10/30/20, Cost: $11,778,091)	6,458,349	17,050,041
Series F, (Acquired 09/03/21, Cost: $2,543,928)	424,788	1,121,440
Lessen Holdings, Inc.(d)	1,100,813	7,078,228
Loadsmart, Inc.(d)(h)
Series C, (Acquired 10/05/20, Cost: $10,694,460)	1,250,814	12,508,140
Series D, (Acquired 01/27/22, Cost: $2,628,040)	131,402	1,555,800
Lookout, Inc., Series F, (Acquired 09/19/14, Cost: $50,945,689)(d)(h)	4,459,883	17,750,334
MNTN Digital, Inc., Series D, (Acquired 11/05/21, Cost: $7,559,970)(d)(h)	329,191	4,164,266
Noodle Partners, Inc., Series C, (Acquired 08/26/21, Cost: $9,816,152)(d)(h)	1,099,886	4,696,513
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $5,269,814)(d)(h)	200,937	5,716,658
RapidSOS, Series C-1(d)	5,162,136	4,852,408
Relativity Space, Inc., Series B, (Acquired 05/27/21, Cost: $9,126,025)(d)(h)	399,649	8,476,555
SambaNova Systems, Inc.(d)(h)
Series C, (Acquired 02/19/20, Cost: $11,739,902)	220,503	14,085,732
Series D, (Acquired 04/09/21, Cost: $6,878,356)	72,390	4,624,273
SCI PH Parent, Inc., Series F, (Acquired 02/10/23, Cost: $3,949,000), 12.50%, 12/31/79(d)(h)	3,949	3,718,694
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $3,799,839)(d)(h)	252,991	2,064,407
Ursa Major Technologies, Inc.(d)(h)
Series C, (Acquired 09/13/21, Cost: $9,742,600)	1,633,349	5,145,049
Series D, (Acquired 10/14/22, Cost: $1,326,169)	200,098	656,321
Verge Genomics, Inc.(d)(h)
Series B, (Acquired 11/05/21, Cost: $9,084,159)	1,705,369	11,050,791
Series C, (Acquired 09/06/23, Cost: $1,451,493)	201,843	1,455,288
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $5,641,940), 10/07/32(d)(h)	1,933,359	6,805,424
Zero Mass Water, Inc.(d)(h)
Series C-1, (Acquired 05/07/20, Cost: $8,796,956)	558,055	10,736,978
Series D, (Acquired 07/05/22, Cost: $1,648,279)	40,240	1,176,618

		285,317,137

		434,014,979

Trust Preferreds — 0.1%

United States — 0.1%
Citigroup Capital XIII, 12.02%, 10/30/40(a)	437,061	12,687,881
Wells Fargo & Co., Series L, 7.50%(o)	5,825	7,048,250

		19,736,131

Total Preferred Securities — 2.7% (Cost: $496,670,512)		472,762,653

24

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Government Sponsored Agency Securities

Commercial Mortgage-Backed Securities(a) — 0.0%
Fannie Mae-Aces, Series 2018-M13, Class A2, 3.86%, 09/25/30	USD	1,675	$1,611,442
Freddie Mac Multifamily Structured Pass Through Certificates
Series K105, Class X1, 1.64%, 01/25/30		11,813	855,529
Series K109, Class X1, 1.70%, 04/25/30		15,026	1,156,531
Series K110, Class X1, 1.81%, 04/25/30		8,629	694,602
Series K116, Class X1, 1.53%, 07/25/30		7,735	548,031
Series K120, Class X1, 1.13%, 10/25/30		49,978	2,649,633
Series KL06, Class XFX, 1.47%, 12/25/29		8,414	454,754
Series KW09, Class X1, 0.94%, 05/25/29		57,465	1,802,552

			9,773,074

Mortgage-Backed Securities — 3.2%
Uniform Mortgage-Backed Securities, 3.50%, 02/13/54(v)		603,370	549,111,702

Total U.S. Government Sponsored Agency Securities — 3.2% (Cost: $557,997,785)			558,884,776

U.S. Treasury Obligations
U.S. Treasury Notes, 4.63%, 09/30/28(w)(x)		65,000	67,005,860

Total U.S. Treasury Obligations — 0.4% (Cost: $64,355,363)			67,005,860

		Shares

Warrants

Cayman Islands — 0.0%
Lavoro Ltd., Class A, (Issued 12/27/22, Exercisable 12/27/23, 1 Share for 1 Warrant, Expires 12/27/27, Strike Price USD 11.50)(e)		95,675	66,982

Israel(e) — 0.0%
Deep Instinct Ltd., Series C, (Acquired 09/20/22, Cost: $0), (Exercisable 09/20/22, 1 Share for 1 Warrant, Expires 09/20/32, Strike Price USD 0.01)(d)(h)		109,339	13,121
Innovid Corp., (Issued/Exercisable 01/28/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)		49,253	1,418

			14,539

United Kingdom — 0.0%
10X Future Technologies Service Ltd., (Acquired 12/19/23, Cost: $0), (Expires 11/17/30, Strike Price GBP 0.01)(d)(e)(h)		768,436	1,431,544

United States(e) — 0.1%
Cano Health, Inc., (Issued 07/06/20, Exercisable 07/06/21, 0.01 Shares for 1 Warrant, Expires 06/03/26, Strike Price USD 1,150.00)		268,681	161
Caresyntax, Inc., (Exercisable 06/30/23, 1 Share for 1 Warrant, Expires 06/21/33, Strike Price USD 0.01)(d)		7,660	732,602

Security	Shares	Value

United States (continued)
Crown PropTech Acquisitions, (Issued 02/05/21, 1 Share for 1 Warrant, Expires 02/01/26, Strike Price USD 11.50)(d)	271,336	$2,361
Crown PropTech Acquisitions, (Issued/Exercisable 01/25/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	162,368	—
EVgo, Inc., (Issued/Exercisable 11/10/20, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)	146,070	30,675
Flyr Warrants, (Issued/Exercisable 05/10/22, 1 Share for 1 Warrant, Expires 05/10/32, Strike Price USD 3.95)(d)	35,428	193,083
FreeWire Technologies, Inc., Tranche A, (Issued 04/27/22, 1 Share for 1 Warrant, Expires 04/26/27, Strike Price USD 3.35)(d)	927,998	37,120
FreeWire Technologies, Inc., Tranche B Unvest, (Exercisable 06/03/23, 1 Share for 1 Warrant, Expires 04/26/29, Strike Price USD 3.35)(d)	672,798	7
FreeWire Technologies, Inc., Tranche B Vested, (Issued 05/02/22, Exercisable 05/03/23, 1 Share for 1 Warrant, Expires 04/26/27, Strike Price USD 3.35)(d)	46,400	1,856
Green Plains, Inc., (Issued 02/05/21, 1 Share for 1 Warrant, Expires 04/28/26, Strike Price USD 22.00)	1,464,976	9,242,021
Hawkeye 360, (Issued 07/07/23, 1 Share for 1 Warrant, Expires 07/07/33, Strike Price USD 0.01)(d)	171,990	782,555
Hawkeye 360, (Issued 07/07/23, 1 Share for 1 Warrant, Expires 07/07/33, Strike Price USD 0.01)(d)	68,250	310,538
Hawkeye 360, (Issued 07/07/23, 1 Share for 1 Warrant, Expires 07/07/33, Strike Price USD 11.17)(d)	27,300	63,063
Hippo Holdings, Inc., (Issued/Exercisable 01/04/21, 0.04 Shares for 1 Warrant, Expires 08/02/26, Strike Price USD 287.50)	123,393	1,234
Latch, Inc., (Issued/Exercisable 12/29/20, 1 Share for 1 Warrant, Expires 06/04/26, Strike Price USD 11.50)(g)	111,795	—
Lightning eMotors, Inc., (Issued/Exercisable 05/13/20, 1 Share for 1 Warrant, Expires 05/18/25, Strike Price USD 11.50)	292,348	614
Offerpad Solutions, Inc., (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)	226,443	1,177
RapidSOS, (Expires 12/13/33, Strike Price USD 0.01)(d)	2,862,231	2,661,875
Sarcos Technology & Robotics Corp., (Issued 01/15/21, 1 Share for 1 Warrant, Expires 06/15/27, Strike Price USD 69.00)	92,406	610
Sarcos Technology & Robotics Corp., Class A, (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 09/24/26, Strike Price USD 11.50)	254,485	1,680

25

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
Sonder Holdings, Inc., (Issued 11/19/20, Exercisable 01/19/21, 1 Share for 1 Warrant, Expires 11/19/26, Strike Price USD 12.50)(d)		295,710	$3
Versa Networks, Inc., (Acquired 10/14/22, Cost: $0), (Exercisable 10/14/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01)(d)(h)		238,291	726,788
Volato Group, Inc., (Acquired 12/03/23, Cost: $181,758), (Expires 12/03/28, Strike Price USD 11.50)(d)(h)		181,758	18,103

			14,808,126

Total Warrants — 0.1% (Cost: $3,858,450)			16,321,191

Total Long-Term Investments — 96.0% (Cost: $14,225,777,182)			16,591,930,781

		Par (000)

Short-Term Securities

Commercial Paper — 0.4%

France — 0.1%
Societe Generale SA, 5.70%, 03/06/24(t)	USD	15,007	14,928,708

United Kingdom(t) — 0.1%
UBS AG/London
6.20%, 06/18/24		10,655	10,435,196
5.70%, 06/25/24		10,655	10,424,672

			20,859,868

United States(t) — 0.2%
HSBC USA, Inc.
0.00%, 06/24/24		7,000	6,847,835
6.53%, 07/01/24		10,995	10,744,556
6.49%, 08/12/24		10,400	10,097,625
6.52%, 10/11/24		10,452	10,055,578

			37,745,594

			73,534,170

Foreign Agency Obligations — 0.3%
Brazil Letras do Tesouro Nacional, 10.99%, 04/01/24(t)	BRL	243	48,184,642
Export-Import Bank of India, 3.88%, 03/12/24(c)	USD	300	299,553

			48,484,195

Security		Shares	Value

Money Market Funds — 5.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.21%(f)(y)		701,351,773	$701,351,773
SL Liquidity Series, LLC, Money Market Series, 5.50%(f)(y)(z)		180,119,157	180,191,205

			881,542,978

		Par (000)

Time Deposits — 0.1%

Australia — 0.0%
Australia & New Zealand Banking Group Ltd.
2.96%, 02/01/24	AUD	5,394	3,538,309
3.44%, 02/01/24	NZD	91	55,763
Brown Brothers Harriman & Co., 3.32%, 02/01/24	NOK	542	51,559

			3,645,631

Canada — 0.0%
Royal Bank of Canada, 3.79%, 02/01/24	CAD	4,179	3,108,226

Denmark — 0.0%
Brown Brothers Harriman & Co., 2.50%, 02/01/24	DKK	357	51,705

Hong Kong — 0.0%
Hongkong & Shanghai Banking Corp. Ltd., 3.29%, 02/01/24	HKD	15,610	1,996,748

Japan — 0.1%
Sumitomo Bank Tokyo, (0.34%), 02/01/24	JPY	768,876	5,224,051

Singapore — 0.0%
Hongkong & Shanghai Banking Corp. Ltd., 2.61%, 02/01/24	SGD	69	51,805

South Africa — 0.0%
Brown Brothers Harriman & Co., 6.42%, 02/01/24	ZAR	26,622	1,421,927

Sweden — 0.0%
Brown Brothers Harriman & Co., 2.68%, 02/03/24	SEK	541	52,019

Switzerland — 0.0%
SEB, Stockholm, 0.66%, 02/01/24	CHF	1,567	1,816,291

United Kingdom — 0.0%
Royal Bank of Canada, 4.16%, 02/03/24	GBP	3,280	4,157,109

United States — 0.0%
Citibank, New York, 2.87%, 02/01/24(j)	EUR	425	458,875

			21,984,387

26

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Treasury Obligations — 0.4%
U.S. Treasury Bills, 5.49%, 05/09/24(t)	USD	1,507	$1,485,780
U.S. Treasury Notes, 4.25%, 12/31/24(i)(j)		62,431	62,123,523

			63,609,303

Total Short-Term Securities — 6.3% (Cost: $1,087,174,488)			1,089,155,033

Options Purchased — 0.6% (Cost: $110,279,963)			97,131,577

Total Investments Before TBA Sale Commitments and Options Written — 102.9% (Cost: $15,423,231,633)			17,778,217,391

		Shares

Investments Sold Short

Common Stocks

United States — (0.1)%
Marriott International, Inc., Class A		(34,090)	(8,172,396)
Snowflake, Inc., Class A(e)		(21,093)	(4,126,634)

Total Investments Sold Short — (0.1)% (Proceeds: $(9,990,374))			(12,299,030)

		Par (000)

TBA Sale Commitments

United States — (2.0)%
Uniform Mortgage-Backed Securities, 3.50%, 02/13/54(v)	USD	(385,000)	(350,378,586)

Total TBA Sale Commitments — (2.0)% (Proceeds: $(347,116,602))			(350,378,586)

Options Written — (0.2)% (Premiums Received: $(39,489,907))			(35,008,600)

Total Investments, Net of TBA Sale Commitments and Options Written — 100.6% (Cost: $15,026,634,750)			17,380,531,175

Liabilities in Excess of Other Assets — (0.6)%			(107,258,716)

Net Assets — 100.0%			$17,273,272,459

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	Affiliate of the Fund.
(g)	All or a portion of this security is on loan.
(h)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $484,520,263, representing 2.8% of its net assets as of period end, and an original cost of $528,712,405.

(i)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(j)	All or a portion of the security is held by a wholly-owned subsidiary.
(k)	Investment does not issue shares.
(l)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(m)	When-issued security.
(n)	Issuer filed for bankruptcy and/or is in default.
(o)	Perpetual security with no stated maturity date.
(p)	Convertible security.
(q)	Zero-coupon bond.
(r)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(s)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(t)	Rates are discount rates or a range of discount rates as of period end.
(u)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(v)	Represents or includes a TBA transaction.
(w)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(x)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(y)	Annualized 7-day yield as of period end.
(z)	All or a portion of this security was purchased with the cash collateral from loaned securities.

27

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Par/Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

Bio City Development Co. B.V	$10,915,875	$—	$—		$—	$(5,281,875)	$5,634,000	140,850,000	$—		$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,395,015,218	—	(693,663,445	)(a)	—	—	701,351,773	701,351,773	29,728,772		—
iShares 0-5 Year TIPS Bond ETF	18,921,810	—	—		—	(26,715)	18,895,095	190,821	495,197		—
iShares Biotechnology ETF(b)	2,570,786	—	(2,549,990)		312,343	(333,139)	—	—	122		—
iShares China Large-Cap ETF(b)	1,952,192	24,261,557	(27,107,107)		1,220,676	(327,318)	—	—	—		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	72,644,602	—	(55,858,960)		(3,478,077)	(488,955)	12,818,610	116,353	1,385,354		—
iShares JP Morgan USD Emerging Markets Bond ETF	23,582,357	—	(12,897,789)		(910,475)	629,894	10,403,987	118,254	661,417		—
iShares Latin America 40 ETF	9,124,021	—	—		—	1,202,189	10,326,210	371,046	496,832		—
iShares MSCI Brazil ETF	12,349,834	—	—		—	2,031,367	14,381,201	436,853	863,743		—
iShares MSCI Emerging Markets ETF	2,208,302	—	—		—	(41,762)	2,166,540	56,435	59,718		—
iShares Russell Mid-Cap Growth ETF	—	4,611,800	—		—	411,493	5,023,293	48,366	16,121		—
Quintis Australia Pty. Ltd.	92,389,186	—	—		—	(34,986,184)	57,382,923	92,389,186	—		—
Quintis Australia Pty. Ltd.	2,877,422	—	—		—	(2,678,996)	8	82,684,528	—		—
Quintis HoldCo. Pty. Ltd	289	—	—		—	(2)	287	43,735,802	—		—
SL Liquidity Series, LLC, Money Market Series	218,636,817	—	(38,536,974	)(a)	99,182	(7,820)	180,191,205	180,119,157	903,777	(c)	—

					$(2,756,351)	$(39,897,823)	$1,018,575,132		$34,611,053		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Exchange Traded Bitcoin Futures(a)	98	02/23/24	$20,979	$1,593,170
Euro BOBL	8,129	03/07/24	1,041,287	(1,698,445)
Euro BTP	308	03/07/24	39,603	1,225,853
Euro Bund	2,034	03/07/24	298,618	5,272,856
Euro OAT	799	03/07/24	112,580	2,444,162
Nikkei 225 Index	1,161	03/07/24	283,824	23,968,231
10-Year Australian Treasury Bonds	3,440	03/15/24	262,078	6,183,327
E-mini Russell 2000 Index	82	03/15/24	8,019	112,340
Euro Stoxx Banks Index	2,024	03/15/24	13,301	129,879
MSCI Emerging Markets Index	466	03/15/24	22,853	(178,557)
U.S. Long Bond	1,119	03/19/24	137,217	7,754,095
Ultra U.S. Treasury Bond	162	03/19/24	20,949	126,475
Long Gilt	735	03/26/24	93,119	2,708,779
5-Year U.S. Treasury Note	27,313	03/28/24	2,961,967	33,926,944
Carbon Emissions(a)	26	12/16/24	1,803	(190,366)

				83,378,743

Short Contracts
30-Year Euro Buxl Bond	89	03/07/24	13,231	(648,346)
Euro-Schatz	646	03/07/24	74,135	(52,918)
Nikkei 225 Yen-Denominated	170	03/07/24	20,719	(102,395)

28

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc.

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts (continued)
10-Year Japanese Government Treasury Bonds	422	03/13/24	$419,333	$(1,165,306)
Euro Stoxx 50 Index	1,226	03/15/24	61,639	(830,649)
FTSE 100 Index	73	03/15/24	7,031	2,499
NASDAQ 100 E-Mini Index	611	03/15/24	210,700	(9,687,855)
S&P 500 E-Mini Index	175	03/15/24	42,617	718,550
10-Year U.S. Treasury Note	938	03/19/24	105,393	(516,023)
10-Year U.S. Ultra Long Treasury Note	16,993	03/19/24	1,988,978	(73,633,067)
2-Year U.S. Treasury Note	20,615	03/28/24	4,239,926	(22,935,513)

				(108,851,023)

				$(25,472,280)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

COP	122,957,431,000	USD	31,390,715	Citibank N.A.	02/05/24	$167,083
JPY	471,208,680	USD	3,194,000	Morgan Stanley & Co. International PLC	02/22/24	17,585
COP	37,588,455,000	USD	9,555,253	Citibank N.A.	02/26/24	55,171
COP	14,305,826,018	USD	3,634,195	Citibank N.A.	03/14/24	12,297
COP	6,337,240,340	USD	1,584,286	Goldman Sachs International	03/14/24	31,048
HUF	1,149,621,070	EUR	2,951,000	UBS AG	03/14/24	28,984
HUF	3,633,322,445	USD	10,144,097	State Street Bank and Trust Co.	03/14/24	44,048
INR	873,552,000	USD	10,447,312	JPMorgan Chase Bank N.A.	03/14/24	50,653
NOK	31,459,547	EUR	2,671,981	Barclays Bank PLC	03/14/24	101,584
NOK	2,873,584	EUR	244,019	Citibank N.A.	03/14/24	9,329
PLN	122,368,032	USD	30,361,180	Deutsche Bank AG	03/14/24	184,234
RON	28,810,000	USD	6,228,834	BNP Paribas SA	03/14/24	25,409
THB	1,327,879,570	USD	37,425,089	Barclays Bank PLC	03/14/24	122,959
USD	9,688,945	AUD	14,250,000	Goldman Sachs International	03/14/24	327,728
USD	3,121,084	CLP	2,755,449,000	Citibank N.A.	03/14/24	167,012
USD	29,151,266	CZK	661,559,699	Barclays Bank PLC	03/14/24	386,658
USD	753,220	EUR	692,260	Deutsche Bank AG	03/14/24	3,803
USD	781,890	EUR	719,681	Deutsche Bank AG	03/14/24	2,788
USD	16,008,157	EUR	14,713,000	JPMorgan Chase Bank N.A.	03/14/24	80,372
USD	39,324,228	IDR	616,442,659,585	UBS AG	03/14/24	267,955
USD	6,285,656	MXN	107,381,000	Goldman Sachs International	03/14/24	89,130
BRL	302,646,027	EUR	55,185,082	UBS AG	03/20/24	1,062,953
EUR	39,723,438	CHF	36,770,993	Bank of America N.A.	03/20/24	186,794
EUR	39,569,976	CHF	36,712,315	HSBC Bank PLC	03/20/24	88,961
GBP	29,146,653	EUR	33,719,925	Barclays Bank PLC	03/20/24	437,667
MXN	1,060,081,398	EUR	54,983,013	Citibank N.A.	03/20/24	1,573,832
MXN	271,519,259	USD	15,537,938	Citibank N.A.	03/20/24	114,722
USD	49,385,453	BRL	245,016,047	Citibank N.A.	03/20/24	146,849
USD	17,331,484	BRL	86,146,141	Morgan Stanley & Co. International PLC	03/20/24	19,492
USD	34,423,998	EUR	31,207,164	UBS AG	03/20/24	631,407
USD	66,184,800	EUR	60,000,000	UBS AG	03/20/24	1,213,966
USD	17,294,700	GBP	13,627,411	JPMorgan Chase Bank N.A.	03/20/24	18,304
USD	36,319,481	GBP	28,445,506	Nomura International PLC	03/20/24	257,178
USD	74,341,430	GBP	58,225,757	Nomura International PLC	03/20/24	524,678
USD	161,839,124	HKD	1,261,972,941	Barclays Bank PLC	03/20/24	213,412
USD	16,999,470	IDR	263,146,702,921	BNP Paribas SA	03/20/24	329,335
USD	17,331,484	MXN	300,366,750	Bank of America N.A.	03/20/24	15,810
USD	71,581,836	NOK	750,389,956	Natwest Markets PLC	03/20/24	153,418
ZAR	760,562,949	EUR	37,286,153	Deutsche Bank AG	03/20/24	88,171
USD	39,783,985	JPY	5,737,347,936	HSBC Bank PLC	03/21/24	506,341
USD	28,977,070	CNY	205,273,567	JPMorgan Chase Bank N.A.	04/29/24	28,389

29

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

COP	47,899,717,000	USD	10,913,583	BNP Paribas SA	05/17/24	$1,145,975
COP	34,428,080,680	USD	8,083,132	Barclays Bank PLC	08/15/24	453,262
COP	88,529,350,320	USD	20,473,474	BNP Paribas SA	08/15/24	1,477,254
COP	31,149,000,000	USD	7,485,149	BNP Paribas SA	10/23/24	164,021
COP	93,447,000,000	USD	22,466,840	BNP Paribas SA	10/23/24	480,673

						13,508,694

USD	31,431,640	COP	122,957,431,000	Morgan Stanley & Co. International PLC	02/05/24	(126,158)
USD	11,811,925	COP	47,899,717,000	Citibank N.A.	02/20/24	(448,003)
USD	3,194,000	TWD	100,847,356	Citibank N.A.	02/22/24	(37,021)
USD	31,263,808	COP	122,957,431,000	Citibank N.A.	02/26/24	(173,320)
AUD	14,299,000	USD	9,409,255	The Bank of New York Mellon	03/14/24	(15,848)
BRL	15,736,000	USD	3,173,572	Citibank N.A.	03/14/24	(9,037)
CLP	2,897,900,000	USD	3,173,694	Citibank N.A.	03/14/24	(66,903)
CLP	2,911,480,000	USD	3,156,931	Citibank N.A.	03/14/24	(35,582)
CLP	7,471,945,000	USD	8,445,739	Goldman Sachs International	03/14/24	(435,189)
EUR	5,846,000	GBP	5,075,263	BNP Paribas SA	03/14/24	(105,278)
EUR	2,916,000	NOK	33,238,542	Barclays Bank PLC	03/14/24	(6,734)
EUR	595,858	USD	653,296	Toronto-Dominion Bank	03/14/24	(8,241)
HUF	2,225,726,000	USD	6,247,652	Citibank N.A.	03/14/24	(6,527)
IDR	49,410,898,000	USD	3,199,152	Citibank N.A.	03/14/24	(68,600)
KRW	8,330,384,000	USD	6,442,679	Citibank N.A.	03/14/24	(186,342)
KRW	15,917,458,000	USD	12,114,204	Citibank N.A.	03/14/24	(159,775)
MXN	108,058,000	USD	6,303,699	Goldman Sachs International	03/14/24	(68,106)
MYR	91,366,723	USD	19,642,421	Barclays Bank PLC	03/14/24	(228,210)
NOK	65,901,538	EUR	5,855,000	BNP Paribas SA	03/14/24	(66,208)
USD	3,115,455	BRL	15,585,000	Goldman Sachs International	03/14/24	(18,714)
USD	37,314,592	BRL	186,363,997	Goldman Sachs International	03/14/24	(163,510)
USD	3,171,338	CLP	2,968,372,000	Morgan Stanley & Co. International PLC	03/14/24	(11,005)
USD	6,257,400	COP	24,616,610,000	BNP Paribas SA	03/14/24	(17,265)
USD	3,125,981	COP	12,602,394,000	Citibank N.A.	03/14/24	(86,313)
USD	3,163,879	COP	12,599,356,663	Citibank N.A.	03/14/24	(47,641)
USD	32,324,726	COP	131,403,243,327	Citibank N.A.	03/14/24	(1,169,380)
USD	1,273,299	COP	5,039,933,034	Goldman Sachs International	03/14/24	(11,358)
USD	461,944	EUR	427,773	Barclays Bank PLC	03/14/24	(1,148)
USD	686,372	EUR	635,599	Barclays Bank PLC	03/14/24	(1,706)
USD	602,228	EUR	557,536	Deutsche Bank AG	03/14/24	(1,341)
USD	643,621	EUR	595,858	Deutsche Bank AG	03/14/24	(1,433)
USD	947,032	EUR	876,743	Deutsche Bank AG	03/14/24	(2,100)
USD	1,066,565	EUR	987,415	Deutsche Bank AG	03/14/24	(2,376)
USD	1,864,879	EUR	1,726,484	Deutsche Bank AG	03/14/24	(4,153)
USD	5,172,967	MXN	91,430,000	Barclays Bank PLC	03/14/24	(103,090)
USD	6,204,712	MXN	109,690,000	Barclays Bank PLC	03/14/24	(125,057)
USD	4,289,869	PLN	17,300,610	Citibank N.A.	03/14/24	(28,695)
USD	15,832,629	PLN	63,637,415	HSBC Bank PLC	03/14/24	(52,493)
USD	6,413,272	ZAR	121,384,000	Citibank N.A.	03/14/24	(47,889)
USD	35,769,103	ZAR	686,667,332	State Street Bank and Trust Co.	03/14/24	(781,582)
AUD	423,776,313	USD	284,517,060	HSBC Bank PLC	03/20/24	(6,073,419)
CAD	162,514,457	USD	121,360,123	HSBC Bank PLC	03/20/24	(406,823)
CAD	138,016,381	USD	103,070,810	Nomura International PLC	03/20/24	(350,492)
CHF	250,520,368	USD	292,044,751	UBS AG	03/20/24	(260,647)
CNH	534,450,945	USD	75,470,366	UBS AG	03/20/24	(909,114)
DKK	451,742,987	USD	66,935,073	HSBC Bank PLC	03/20/24	(1,280,150)
EUR	52,265,392	USD	56,645,504	Morgan Stanley & Co. International PLC	03/20/24	(50,069)
EUR	25,797,190	USD	28,456,364	UBS AG	03/20/24	(521,949)
HUF	6,627,631,263	USD	19,007,078	Barclays Bank PLC	03/20/24	(432,066)
KRW	86,230,876,087	USD	67,056,166	BNP Paribas SA	03/20/24	(2,272,368)
NOK	886,389,928	CHF	72,480,575	State Street Bank and Trust Co.	03/20/24	(44,965)
NZD	15,081,861	USD	9,357,637	State Street Bank and Trust Co.	03/20/24	(138,298)
PLN	113,668,465	USD	28,932,916	BNP Paribas SA	03/20/24	(561,426)
SEK	600,898,821	USD	58,902,410	Barclays Bank PLC	03/20/24	(1,051,933)
SGD	44,742,757	USD	33,825,824	State Street Bank and Trust Co.	03/20/24	(403,281)

30

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

THB	596,810,714	EUR	15,806,415	Citibank N.A.	03/20/24	$(232,022)
TWD	1,906,096,879	USD	62,087,846	Morgan Stanley & Co. International PLC	03/20/24	(810,957)
USD	7,246,663	COP	28,747,729,902	Barclays Bank PLC	03/20/24	(73,108)
USD	7,767,830	COP	31,149,000,000	BNP Paribas SA	03/20/24	(163,354)
USD	23,315,120	COP	93,447,000,000	BNP Paribas SA	03/20/24	(478,434)
USD	19,817,263	INR	1,655,641,164	Citibank N.A.	03/20/24	(72,831)
ZAR	697,212,439	USD	37,738,156	Citibank N.A.	03/20/24	(645,144)
JPY	16,555,453,770	EUR	107,337,918	HSBC Bank PLC	03/21/24	(2,897,665)
JPY	109,120,149,007	USD	781,144,309	BNP Paribas SA	03/21/24	(34,112,328)
USD	84,572,812	JPY	12,416,701,167	Bank of America N.A.	03/21/24	(431,405)
USD	25,934,139	JPY	3,811,470,930	JPMorgan Chase Bank N.A.	03/21/24	(159,032)
USD	51,535,996	JPY	7,573,652,668	UBS AG	03/21/24	(312,914)
USD	14,901,355	BRL	76,533,358	Morgan Stanley & Co. International PLC	04/02/24	(455,534)
USD	29,459,778	BRL	154,112,936	Morgan Stanley & Co. International PLC	04/02/24	(1,463,930)
TRY	25,165,100	USD	645,723	Barclays Bank PLC	12/04/24	(32,884)
TRY	50,581,851	USD	1,246,135	Barclays Bank PLC	12/04/24	(14,330)
TRY	24,913,449	USD	649,295	Goldman Sachs International	12/04/24	(42,585)
TRY	25,165,100	USD	643,526	Goldman Sachs International	12/04/24	(30,688)
TRY	50,330,200	USD	1,293,005	Goldman Sachs International	12/04/24	(67,328)
TRY	75,495,300	USD	1,938,013	Goldman Sachs International	12/04/24	(99,498)

						(62,282,302)

						$(48,773,608)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
InvesCo QQQ Trust, Series 1	625	02/09/24	USD	425.00	USD	26,061	$127,813
SPDR S&P 500 ETF Trust	7,582	02/09/24	USD	493.00	USD	366,120	621,724
SPX Volatility Index	1,543	02/14/24	USD	20.00	USD	2,214	57,863
SPX Volatility Index	1,374	02/14/24	USD	18.00	USD	1,972	68,700
Advanced Micro Devices, Inc.	1,579	02/16/24	USD	130.00	USD	26,478	5,964,672
Advanced Micro Devices, Inc.	1,976	02/16/24	USD	140.00	USD	33,136	5,666,180
Alphabet, Inc., Class C	1,569	02/16/24	USD	150.00	USD	22,248	98,063
Amazon.com, Inc.	3,204	02/16/24	USD	165.00	USD	49,726	841,050
Amazon.com, Inc.	2,852	02/16/24	USD	160.00	USD	44,263	1,212,100
Apple, Inc.	1,223	02/16/24	USD	205.00	USD	22,552	25,683
Apple, Inc.	942	02/16/24	USD	190.00	USD	17,370	222,312
Applied Materials, Inc.	84	02/16/24	USD	170.00	USD	1,380	26,670
Applied Materials, Inc.	2,042	02/16/24	USD	165.00	USD	33,550	1,061,840
Autodesk, Inc.	1,498	02/16/24	USD	260.00	USD	38,021	494,340
Boston Scientific Corp.	1,620	02/16/24	USD	57.50	USD	10,248	972,000
Chevron Corp.	1,148	02/16/24	USD	150.00	USD	16,925	215,250
ConocoPhillips	2,003	02/16/24	USD	125.00	USD	22,408	26,039
Delta Air Lines, Inc.	3,408	02/16/24	USD	44.00	USD	13,339	23,856
Humana, Inc.	958	02/16/24	USD	555.00	USD	36,218	38,320
Intel Corp.	3,422	02/16/24	USD	55.00	USD	14,742	5,133
Intuitive Surgical, Inc.	230	02/16/24	USD	355.00	USD	8,699	562,350
Intuitive Surgical, Inc.	266	02/16/24	USD	370.00	USD	10,061	363,090
Intuitive Surgical, Inc.	748	02/16/24	USD	390.00	USD	28,291	276,760
InvesCo QQQ Trust, Series 1	1,488	02/16/24	USD	430.00	USD	62,045	279,744
iShares China Large-Cap ETF	29,496	02/16/24	USD	27.00	USD	64,183	73,740
iShares China Large-Cap ETF	17,760	02/16/24	USD	26.00	USD	38,646	26,640
JPMorgan Chase & Co.	3,379	02/16/24	USD	175.00	USD	58,916	788,996
KLA Corp.	120	02/16/24	USD	610.00	USD	7,128	82,800
Lockheed Martin Corp.	380	02/16/24	USD	480.00	USD	16,318	8,550
Mastercard, Inc., Class A	419	02/16/24	USD	445.00	USD	18,823	393,860
Meta Platforms, Inc., Class A	704	02/16/24	USD	380.00	USD	27,466	1,555,840
Micron Technology, Inc.	1,068	02/16/24	USD	90.00	USD	9,158	99,858

31

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Micron Technology, Inc.	933	02/16/24	USD	87.50	USD	8,000	$158,144
Micron Technology, Inc.	1,192	02/16/24	USD	85.00	USD	10,221	341,508
Microsoft Corp.	936	02/16/24	USD	400.00	USD	37,213	617,760
Microsoft Corp.	2,394	02/16/24	USD	405.00	USD	95,181	1,095,255
Nice Ltd., ADR	562	02/16/24	USD	210.00	USD	11,695	281,000
NVIDIA Corp.	466	02/16/24	USD	620.00	USD	28,672	824,820
NVIDIA Corp.	651	02/16/24	USD	625.00	USD	40,054	1,012,305
NVIDIA Corp.	563	02/16/24	USD	590.00	USD	34,640	1,987,390
NVIDIA Corp.	464	02/16/24	USD	600.00	USD	28,549	1,324,720
NVIDIA Corp.	746	02/16/24	USD	650.00	USD	45,899	578,150
Oracle Corp.	1,213	02/16/24	USD	115.00	USD	13,549	115,842
Salesforce, Inc.	173	02/16/24	USD	280.00	USD	4,863	119,370
SPDR S&P 500 ETF Trust	13,193	02/16/24	USD	490.00	USD	637,064	3,436,776
Spirit AeroSystems Holdings, Inc., Class A	344	02/16/24	USD	40.00	USD	945	2,580
Spirit AeroSystems Holdings, Inc., Class A	520	02/16/24	USD	35.00	USD	1,428	6,500
Tesla, Inc.	857	02/16/24	USD	280.00	USD	16,051	3,428
Tesla, Inc.	249	02/16/24	USD	275.00	USD	4,664	747
T-Mobile U.S., Inc.	3,276	02/16/24	USD	165.00	USD	52,819	298,116
Uber Technologies, Inc.	9,406	02/16/24	USD	70.00	USD	61,393	1,349,761
UBS Group AG, Registered Shares	6,786	02/16/24	USD	30.00	USD	20,297	658,242
UnitedHealth Group, Inc.	577	02/16/24	USD	610.00	USD	29,527	9,232
VanEck Vectors Semiconductor ETF	1,507	02/16/24	USD	198.00	USD	28,011	115,286
Visa, Inc., Class A	312	02/16/24	USD	270.00	USD	8,526	176,280
Walmart, Inc.	1,012	02/16/24	USD	160.00	USD	16,723	622,380
Wells Fargo & Co.	1,571	02/16/24	USD	52.50	USD	7,883	31,420
Wynn Resorts Ltd.	1,749	02/16/24	USD	100.00	USD	16,516	259,726
Advanced Micro Devices, Inc.	1,857	03/15/24	USD	190.00	USD	31,140	622,095
Alphabet, Inc., Class C	2,780	03/15/24	USD	160.00	USD	39,420	134,830
Amazon.com, Inc.	2,965	03/15/24	USD	170.00	USD	46,017	796,102
Applied Materials, Inc.	1,199	03/15/24	USD	175.00	USD	19,700	473,605
BMW AG	2,883	03/15/24	EUR	105.00	EUR	27,758	214,980
Charles Schwab Corp.	1,912	03/15/24	USD	65.00	USD	12,030	303,052
Chubb Ltd.	745	03/15/24	USD	250.00	USD	18,253	290,550
Costco Wholesale Corp.	523	03/15/24	USD	710.00	USD	36,342	771,425
Daimler AG	2,013	03/15/24	EUR	65.00	EUR	12,575	174,036
iShares China Large-Cap ETF	26,484	03/15/24	USD	24.85	USD	57,629	410,502
Lam Research Corp.	285	03/15/24	USD	800.00	USD	23,517	1,469,175
Merck & Co., Inc.	1,409	03/15/24	USD	125.00	USD	17,018	222,622
Merck & Co., Inc.	838	03/15/24	USD	120.00	USD	10,121	331,010
Microsoft Corp.	925	03/15/24	USD	430.00	USD	36,776	213,213
Nice Ltd., ADR	668	03/15/24	USD	220.00	USD	13,901	437,540
Norfolk Southern Corp.	548	03/15/24	USD	250.00	USD	12,891	117,820
NVIDIA Corp.	632	03/15/24	USD	610.00	USD	38,885	2,625,960
NVIDIA Corp.	556	03/15/24	USD	640.00	USD	34,209	1,572,090
NVIDIA Corp.	649	03/15/24	USD	650.00	USD	39,931	1,604,652
Oracle Corp.	1,673	03/15/24	USD	120.00	USD	18,687	322,889
Paramount Global, Class B	840	03/15/24	USD	22.50	USD	1,226	11,340
Salesforce, Inc.	752	03/15/24	USD	290.00	USD	21,138	693,720
UnitedHealth Group, Inc.	490	03/15/24	USD	520.00	USD	25,075	504,700
VanEck Vectors Semiconductor ETF	929	03/15/24	USD	195.00	USD	17,267	334,440
Walt Disney Co.	1,856	03/15/24	USD	100.00	USD	17,827	488,128
Wells Fargo & Co.	8,405	03/15/24	USD	50.00	USD	42,176	1,378,420
Costco Wholesale Corp.	523	04/19/24	USD	735.00	USD	36,342	643,290
Merck & Co., Inc.	2,349	04/19/24	USD	125.00	USD	28,371	682,384
D.R. Horton, Inc.	1,160	05/17/24	USD	165.00	USD	16,578	272,600
D.R. Horton, Inc.	666	05/17/24	USD	155.00	USD	9,518	313,020
UBS Group AG	5,060	05/17/24	USD	32.50	USD	15,134	404,800

							56,543,564

Put
Apple, Inc.	927	02/02/24	USD	182.50	USD	17,094	235,921
Apple, Inc.	927	02/09/24	USD	182.50	USD	17,094	296,640

32

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put (continued)
Advanced Micro Devices, Inc.	1,857	02/16/24	USD	165.00	USD	31,140	$868,147
Apple, Inc.	1,411	02/16/24	USD	175.00	USD	26,019	199,657
iShares iBoxx $ High Yield Corporate Bond ETF	1,191	02/16/24	USD	73.00	USD	9,228	2,382
iShares iBoxx $ High Yield Corporate Bond ETF	2,389	02/16/24	USD	75.00	USD	18,510	125,423
iShares iBoxx $ High Yield Corporate Bond ETF	14,470	02/16/24	USD	76.00	USD	112,114	86,820
iShares Russell 2000 ETF	613	02/16/24	USD	180.00	USD	11,824	28,198
iShares Russell 2000 ETF	418	02/16/24	USD	185.00	USD	8,062	41,800
VanEck Vectors Semiconductor ETF	347	02/16/24	USD	150.00	USD	6,450	3,470
10-Year U.S. Treasury Note Future	9,405	02/23/24	USD	111.25	USD	1,056,740	2,792,109
Ford Motor Co.	1,126	03/15/24	USD	9.00	USD	1,320	3,941
Ford Motor Co.	1,815	03/15/24	USD	8.00	USD	2,127	2,723
iShares iBoxx $ High Yield Corporate Bond ETF	999	03/15/24	USD	72.00	USD	7,740	129,870
Tesla, Inc.	4,330	03/15/24	USD	180.00	USD	81,097	3,085,125
3-Month SOFR Future	23,625	05/10/24	USD	94.75	USD	5,632,495	590,625

							8,492,851

							$65,036,415

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value

Call
USD Currency	Up-and-in	Morgan Stanley & Co. International PLC	—	03/07/24	CNH	7.70	CNH	8.25	USD	225,241	$1,126

Put
USD Currency	Down-and-out	Bank of America N.A.	—	02/06/24	KRW	1,290.00	KRW	1,240.00	USD	49,986	1,899
EUR Currency	One Touch	Deutsche Bank AG	—	02/09/24	USD	1.07	USD	1.07	EUR	3,879	779,503
USD Currency	Down-and-out	Goldman Sachs International	—	02/27/24	CNH	7.10	CNH	6.95	USD	48,270	22,977
EUR Currency	One Touch	Goldman Sachs International	—	03/13/24	USD	1.02	USD	1.02	EUR	3,464	38,953
EUR Currency	One Touch	Bank of America N.A.	—	03/27/24	USD	1.05	USD	1.05	EUR	733	111,155

											954,487

											$955,613

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Rockwell Automation, Inc.	UBS AG	50,300	04/19/24	USD	330.00	USD	12,740	$17,296
USD Currency	HSBC Bank PLC	—	08/21/24	CNH	8.50	USD	484,701	55,740

								73,036

Put
EUR Currency	Citibank N.A.	—	02/13/24	USD	1.07	EUR	241,383	480,510
USD Currency	HSBC Bank PLC	—	03/14/24	JPY	143.00	USD	119,352	652,736

								1,133,246

								$1,206,282

33

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc.

OTC Dual Binary Options Purchased

Description	Counterparty	Units	Expiration Date	Notional Amount (000)		Value

Call
Dual Binary Option payout at expiry if USD JPY >= 154.25 and JPY 10-year swap > 1.25%	Bank of America N.A.	2,661,250	04/08/24	USD	410,498	$187,083
Dual Binary Option payout at expiry if USD JPY >= 154.25 and JPY 10-year swap > 1.27%	Bank of America N.A.	2,661,250	05/08/24	USD	410,498	251,323

						438,406

Put
Dual Binary Option payout at expiry if S&P 500 < 4,663.22 and US 2-year swap > 4.42%	UBS AG	3,293,828	03/01/24	USD	15,359,845	34,263
Dual Binary Option payout at expiry if USD JPY < 137.00 and USD CNH > 7.20	Deutsche Bank AG	—	03/07/24	USD	5,733	154,972
Dual Binary Option payout at expiry if S&P 500 < 4,666.87 and US 2-year swap > 4.37%	UBS AG	1,646,914	03/15/24	USD	7,685,930	31,980

						221,215

						$659,621

OTC Credit Default Swaptions Purchased

	Paid by the Fund	Received by the Fund	Frequency	Counterparty	Expiration Date	Credit Rating(a)	Exercise Price	Notional Amount (000)(b)		Value
Description	Rate/Reference	Rate/Reference

Put
Bought Protection 5-Year Credit Default Swap, 12/20/28	5.00%	iTraxx.XO.40.V1	Quarterly	Morgan Stanley & Co. International PLC	02/21/24	N/R	EUR 400.00	EUR	16,435	$10,702
Bought Protection 5-Year Credit Default Swap, 12/20/28	5.00%	CDX.NA.HY.41.V2	Quarterly	JPMorgan Chase Bank N.A.	02/21/24	N/R	USD 100.50	USD	16,385	6,375
Bought Protection 5-Year Credit Default Swap, 12/20/28	5.00%	CDX.NA.HY.41.V2	Quarterly	Bank of America N.A.	02/21/24	N/R	USD 102.00	USD	16,630	8,705
Bought Protection 5-Year Credit Default Swap, 12/20/28	5.00%	CDX.NA.HY.41.V2	Quarterly	Goldman Sachs International	02/21/24	N/R	USD 104.50	USD	21,010	46,867
Bought Protection 5-Year Credit Default Swap, 12/20/28	1.00%	iTraxx.EUR.40.V1	Quarterly	Morgan Stanley & Co. International PLC	03/20/24	N/R	EUR 62.50	EUR	82,413	143,032
Bought Protection 5-Year Credit Default Swap, 12/20/28	1.00%	iTraxx.EUR.40.V1	Quarterly	Morgan Stanley & Co. International PLC	03/20/24	N/R	EUR 60.00	EUR	71,493	161,035
Bought Protection 5-Year Credit Default Swap, 12/20/28	5.00%	CDX.NA.HY.41.V2	Quarterly	Barclays Bank PLC	03/20/24	N/R	USD 102.00	USD	14,535	26,697
Bought Protection 5-Year Credit Default Swap, 12/20/28	5.00%	CDX.NA.HY.41.V2	Quarterly	Goldman Sachs International	03/20/24	N/R	USD 102.00	USD	20,880	38,351

										$441,764

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency

Call
2-Year Interest Rate Swap, 02/03/26	1-Day SOFR, 5.32%	Annual	3.87%	Annual	Deutsche Bank AG	02/01/24	3.87%	USD	230,191	$2,662,381

34

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency

Call (continued)
10-Year Interest Rate Swap, 02/08/34	1-Day SOFR, 5.32%	Annual	3.45%	Annual	JPMorgan Chase Bank N.A.	02/06/24	3.45%	USD	150,281	$79,708
1-Year Interest Rate Swap, 02/14/25	1-Day SOFR, 5.32%	Annual	4.45%	Annual	Citibank N.A.	02/12/24	4.45	USD	1,963,864	250,805
5-Year Interest Rate Swap, 03/03/29	6-mo. EURIBOR, 3.84%	Semi-Annual	3.00%	Annual	JPMorgan Chase Bank N.A.	03/01/24	3.00	EUR	148,633	3,941,465
10-Year Interest Rate Swap, 03/20/34	1-Day SOFR, 5.32%	Annual	3.65%	Annual	Nomura International, Inc.	03/18/24	3.65	USD	47,890	709,595
5-Year Interest Rate Swap, 03/20/29	6-mo. EURIBOR, 3.84%	Semi-Annual	3.18%	Annual	JPMorgan Chase Bank N.A.	03/18/24	3.18	EUR	122,005	4,430,023
2-Year Interest Rate Swap, 03/30/26	1-Day SOFR, 5.32%	Annual	4.20%	Annual	JPMorgan Chase Bank N.A.	03/28/24	4.20	USD	710,227	4,750,690
10-Year Interest Rate Swap, 05/30/34	1-Day SOFR, 5.32%	Annual	3.67%	Annual	Citibank N.A.	05/28/24	3.67	USD	120,659	2,976,835
2-Year Interest Rate Swap, 10/26/26	1-Day SOFR, 5.32%	Annual	4.00%	Annual	JPMorgan Chase Bank N.A.	10/24/24	4.00	USD	370,972	5,089,218
10-Year Interest Rate Swap, 01/25/35	1-Day SOFR, 5.32%	Annual	3.00%	Annual	Goldman Sachs International	01/23/25	3.00	USD	236,849	3,937,554

										28,828,274

Put
2-Year Interest Rate Swap, 11/20/26	1.00%	Annual	Tokyo Overnight Average Rate, (0.01%)	Annual	Deutsche Bank AG	11/18/24	1.00	JPY	47,496,673	3,608

										$28,831,882

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
SPX Volatility Index	1,374	02/14/24	USD	30.00	USD	1,972	$(17,862)
SPX Volatility Index	1,543	02/14/24	USD	35.00	USD	2,214	(13,887)
Advanced Micro Devices, Inc.	2,105	02/16/24	USD	145.00	USD	35,299	(4,957,275)
Advanced Micro Devices, Inc.	1,044	02/16/24	USD	160.00	USD	17,507	(1,166,670)
Intuitive Surgical, Inc.	137	02/16/24	USD	350.00	USD	5,182	(421,275)
iShares China Large-Cap ETF	29,496	02/16/24	USD	30.00	USD	64,183	(29,496)
iShares China Large-Cap ETF	17,760	02/16/24	USD	28.00	USD	38,646	(17,760)
McDonald’s Corp.	164	02/16/24	USD	300.00	USD	4,801	(38,868)
Meta Platforms, Inc., Class A	338	02/16/24	USD	395.00	USD	13,187	(485,030)
Micron Technology, Inc.	933	02/16/24	USD	95.00	USD	8,000	(25,658)
Nice Ltd., ADR	264	02/16/24	USD	220.00	USD	5,494	(46,200)
Nice Ltd., ADR	258	02/16/24	USD	230.00	USD	5,369	(17,415)
T-Mobile U.S., Inc.	3,276	02/16/24	USD	180.00	USD	52,819	(29,484)
Advanced Micro Devices, Inc.	705	03/15/24	USD	180.00	USD	11,822	(403,612)
Advanced Micro Devices, Inc.	1,857	03/15/24	USD	210.00	USD	31,140	(213,555)
iShares China Large-Cap ETF	26,484	03/15/24	USD	28.85	USD	57,629	(158,904)
Nice Ltd., ADR	668	03/15/24	USD	240.00	USD	13,901	(138,610)
NVIDIA Corp.	649	03/15/24	USD	750.00	USD	39,931	(366,685)
Uber Technologies, Inc.	9,406	03/15/24	USD	80.00	USD	61,393	(399,755)
Walt Disney Co.	2,782	03/15/24	USD	110.00	USD	26,721	(189,176)
Eli Lilly & Co.	156	04/19/24	USD	700.00	USD	10,072	(244,530)

							(9,381,707)

Put
Advanced Micro Devices, Inc.	1,857	02/16/24	USD	150.00	USD	31,140	(153,202)
ConocoPhillips	2,003	02/16/24	USD	110.00	USD	22,408	(487,730)
Delta Air Lines, Inc.	3,408	02/16/24	USD	35.00	USD	13,339	(27,264)

35

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put (continued)
Intel Corp.	2,395	02/16/24	USD	45.00	USD	10,318	$(572,405)
InvesCo QQQ Trust, Series 1	837	02/16/24	USD	385.00	USD	34,900	(37,247)
iShares iBoxx $ High Yield Corporate Bond ETF	14,470	02/16/24	USD	74.00	USD	112,114	(217,050)
iShares Russell 2000 ETF	418	02/16/24	USD	175.00	USD	8,062	(10,241)
Lockheed Martin Corp.	283	02/16/24	USD	440.00	USD	12,152	(304,225)
Tesla, Inc.	475	02/16/24	USD	210.00	USD	8,896	(1,104,375)
T-Mobile U.S., Inc.	1,638	02/16/24	USD	150.00	USD	26,409	(29,484)
UBS Group AG, Registered Shares	6,786	02/16/24	USD	27.50	USD	20,297	(142,506)
UnitedHealth Group, Inc.	289	02/16/24	USD	500.00	USD	14,789	(105,485)
VanEck Vectors Semiconductor ETF	765	02/16/24	USD	145.00	USD	14,219	(2,295)
VanEck Vectors Semiconductor ETF	347	02/16/24	USD	130.00	USD	6,450	(347)
10-Year U.S. Treasury Note Future	9,405	02/23/24	USD	110.25	USD	1,056,740	(1,028,672)
Amazon.com, Inc.	1,482	03/15/24	USD	140.00	USD	23,001	(291,213)
Applied Materials, Inc.	1,199	03/15/24	USD	150.00	USD	19,700	(299,750)
BMW AG	2,883	03/15/24	EUR	90.00	EUR	27,758	(213,423)
Chubb Ltd.	745	03/15/24	USD	225.00	USD	18,253	(57,738)
Daimler AG	2,013	03/15/24	EUR	59.00	EUR	12,575	(98,983)
Merck & Co., Inc.	838	03/15/24	USD	110.00	USD	10,121	(33,101)
Microsoft Corp.	462	03/15/24	USD	370.00	USD	18,368	(132,825)
Norfolk Southern Corp.	548	03/15/24	USD	220.00	USD	12,891	(131,520)
NVIDIA Corp.	369	03/15/24	USD	540.00	USD	22,703	(341,325)
NVIDIA Corp.	463	03/15/24	USD	550.00	USD	28,487	(523,190)
Tesla, Inc.	4,330	03/15/24	USD	160.00	USD	81,097	(948,270)
VanEck Vectors Semiconductor ETF	465	03/15/24	USD	165.00	USD	8,643	(56,033)
Merck & Co., Inc.	2,349	04/19/24	USD	105.00	USD	28,371	(120,973)
D.R. Horton, Inc.	1,160	05/17/24	USD	135.00	USD	16,578	(568,400)
D.R. Horton, Inc.	666	05/17/24	USD	125.00	USD	9,518	(164,835)
UBS Group AG	5,060	05/17/24	USD	25.00	USD	15,134	(189,750)

							(8,393,857)

							$(17,775,564)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put
EUR Currency	Citibank N.A.	—	02/13/24	USD	1.05	USD	241,384	$(37,304)
USD Currency	HSBC Bank PLC	—	03/14/24	JPY	137.00	JPY	119,352	(119,829)
Rockwell Automation, Inc.	UBS AG	50,300	04/19/24	USD	270.00	USD	12,740	(1,116,535)

								$(1,273,668)

OTC Credit Default Swaptions Written

	Paid by the Fund	Received by the Fund			Expiration Date	Credit Rating(a)	Exercise Price		Notional Amount (000)(b)
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty							Value

Put
Sold Protection 5-Year Credit Default Swap, 12/20/28	iTraxx.EUR.40.V1	1.00%	Quarterly	Morgan Stanley & Co. International PLC	03/20/24	N/R	EUR	75.00	EUR	82,413	$(46,284)
Sold Protection 5-Year Credit Default Swap, 12/20/28	iTraxx.EUR.40.V1	1.00%	Quarterly	Morgan Stanley & Co. International PLC	03/20/24	N/R	EUR	72.50	EUR	71,493	(48,802)

											$(95,086)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

36

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Price	Notional Amount (000)
Description	Rate	Frequency	Rate	Frequency						Value

Call
2-Year Interest Rate Swap, 02/03/26	3.27%	Annual	1-Day SOFR, 5.32%	Annual	Deutsche Bank AG	02/01/24	3.27%	USD	230,191	$(219,204)
1-Year Interest Rate Swap, 02/14/25	3.75%	Annual	1-Day SOFR, 5.32%	Annual	Citibank N.A.	02/12/24	3.75	USD	1,472,898	(398)
			6-mo.
5-Year Interest Rate Swap, 03/03/29	2.50%	Annual	EURIBOR, 3.84%	Semi-Annual	JPMorgan Chase Bank N.A.	03/01/24	2.50	EUR	148,633	(863,790)
10-Year Interest Rate Swap, 03/20/34	3.15%	Annual	1-Day SOFR, 5.32%	Annual	Nomura International, Inc.	03/18/24	3.15	USD	47,890	(91,598)
5-Year Interest Rate Swap, 03/20/29	2.68%	Annual	6-mo. EURIBOR, 3.84%	Semi-Annual	JPMorgan Chase Bank N.A.	03/18/24	2.68	EUR	122,005	(1,665,273)
2-Year Interest Rate Swap, 03/30/26	3.80%	Annual	1-Day SOFR, 5.32%	Annual	JPMorgan Chase Bank N.A.	03/28/24	3.80	USD	710,227	(1,993,729)
2-Year Interest Rate Swap, 10/26/26	3.30%	Annual	1-Day SOFR, 5.32%	Annual	JPMorgan Chase Bank N.A.	10/24/24	3.30	USD	370,972	(2,456,904)
10-Year Interest Rate Swap, 01/25/35	2.25%	Annual	1-Day SOFR, 5.32%	Annual	Goldman Sachs International	01/23/25	2.25	USD	236,849	(1,136,093)

										(8,426,989)

Put
2-Year Interest Rate Swap, 03/20/26	6-mo. EURIBOR, 3.84%	Semi-Annual	4.05%	Annual	BNP Paribas SA	03/18/24	4.05	EUR	171,035	(1,327)
5-Year Interest Rate Swap, 03/20/29	6-mo. EURIBOR, 3.84%	Semi-Annual	3.58%	Annual	JPMorgan Chase Bank N.A.	03/18/24	3.58	EUR	122,005	(4,660)
5-Year Interest Rate Swap, 03/29/29	1-Day SOFR, 5.32%	Annual	3.79%	Annual	JPMorgan Chase Bank N.A.	03/27/24	3.79	USD	350,867	(1,377,351)
5-Year Interest Rate Swap, 04/04/29	1-Day SOFR, 5.32%	Annual	4.10%	Annual	Goldman Sachs International	04/02/24	4.10	USD	119,625	(173,124)
2-Year Interest Rate Swap, 04/06/26	1-Day SOFR, 5.32%	Annual	4.40%	Annual	Citibank N.A.	04/04/24	4.40	USD	304,498	(240,855)
2-Year Interest Rate Swap, 04/06/26	1-Day SOFR, 5.32%	Annual	4.40%	Annual	Citibank N.A.	04/04/24	4.40	USD	111,374	(88,095)
5-Year Interest Rate Swap, 04/06/29	1-Day SOFR, 5.32%	Annual	4.00%	Annual	Citibank N.A.	04/04/24	4.00	USD	152,249	(329,134)
5-Year Interest Rate Swap, 04/06/29	1-Day SOFR, 5.32%	Annual	4.00%	Annual	Citibank N.A.	04/04/24	4.00	USD	49,004	(105,938)
2-Year Interest Rate Swap, 04/07/26	1-Day SOFR, 5.32%	Annual	4.45%	Annual	Goldman Sachs International	04/05/24	4.45	USD	152,249	(98,587)
5-Year Interest Rate Swap, 04/07/29	1-Day SOFR, 5.32%	Annual	4.05%	Annual	Goldman Sachs International	04/05/24	4.05	USD	152,249	(278,605)
2-Year Interest Rate Swap, 04/18/26	1-Day SOFR, 5.32%	Annual	4.05%	Annual	Deutsche Bank AG	04/16/24	4.05	USD	237,598	(667,586)
5-Year Interest Rate Swap, 04/18/29	1-Day SOFR, 5.32%	Annual	4.00%	Annual	Deutsche Bank AG	04/16/24	4.00	USD	237,598	(609,878)
2-Year Interest Rate Swap, 04/24/26	1-Day SOFR, 5.32%	Annual	4.30%	Annual	Deutsche Bank AG	04/22/24	4.30	USD	283,471	(370,825)
5-Year Interest Rate Swap, 04/24/29	1-Day SOFR, 5.32%	Annual	4.00%	Annual	Deutsche Bank AG	04/22/24	4.00	USD	118,113	(324,305)
5-Year Interest Rate Swap, 04/28/29	6-mo. EURIBOR, 3.84%	Semi-Annual	2.90%	Annual	JPMorgan Chase Bank N.A.	04/26/24	2.90	EUR	165,249	(332,339)
2-Year Interest Rate Swap, 05/08/26	1-Day SOFR, 5.32%	Annual	4.50%	Annual	Goldman Sachs International	05/06/24	4.50	USD	238,166	(167,952)
10-Year Interest Rate Swap, 05/30/34	1-Day SOFR, 5.32%	Annual	4.42%	Annual	Citibank N.A.	05/28/24	4.42	USD	120,659	(286,083)
5-Year Interest Rate Swap, 06/01/29	6-mo. EURIBOR, 3.84%	Semi-Annual	3.40%	Annual	JPMorgan Chase Bank N.A.	05/30/24	3.40	EUR	237,697	(171,924)

37

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaptions Written (continued)

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Price	Notional Amount (000)
Description	Rate	Frequency	Rate	Frequency						Value

Put (continued)
2-Year Interest Rate Swap, 07/20/26	1-Day SOFR, 5.32%	Annual	4.37%	Annual	Deutsche Bank AG	07/18/24	4.37%	USD	462,966	$(700,851)
5-Year Interest Rate Swap, 07/20/29	1-Day SOFR, 5.32%	Annual	4.17%	Annual	Citibank N.A.	07/18/24	4.17	USD	165,039	(597,665)
2-Year Interest Rate Swap, 10/26/26	1-Day SOFR, 5.32%	Annual	5.00%	Annual	JPMorgan Chase Bank N.A.	10/24/24	5.00	USD	185,486	(127,906)
2-Year Interest Rate Swap, 11/20/26	Tokyo Overnight Average Rate, (0.01%)	Annual	1.50%	Annual	Deutsche Bank AG	11/18/24	1.50	JPY	47,496,673	(1,798)
2-Year Interest Rate Swap, 11/23/26	1-Day SOFR, 5.32%	Annual	5.00%	Annual	JPMorgan Chase Bank N.A.	11/21/24	5.00	USD	475,073	(380,505)

										(7,437,293)

										$(15,864,282)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

AVIS Budget Group Inc.	5.00%	Quarterly	12/20/26	USD	12,271	$(1,037,940)	$(1,030,908)	$(7,032)
CDX.NA.IG.39.V1	1.00	Quarterly	12/20/27	USD	5,479	(110,605)	(6,125)	(104,480)
iTraxx.EUR.40.V1	1.00	Quarterly	12/20/28	EUR	23,808	(495,306)	(493,638)	(1,668)
iTraxx.XO.40.V1	5.00	Quarterly	12/20/28	EUR	71,379	(5,909,875)	(5,682,498)	(227,377)

						$(7,553,726)	$(7,213,169)	$(340,557)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.39.V3	5.00%	Quarterly	12/20/27	B		USD 21,837		$1,408,209	$(59,833)	$1,468,042
iTraxx.XO.38.V2	5.00	Quarterly	12/20/27	B-		EUR 40,361		4,298,754	(1,080,179)	5,378,933
CDX.NA.HY.41.V2	5.00	Quarterly	12/20/28	B		USD 26,149		1,608,716	778,865	829,851

								$7,315,679	$(361,147)	$7,676,826

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

				Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency

28-Day MXIBTIIE, 11.50%	Monthly	4.68%	Monthly	N/A	02/27/24	MXN	679,789	$(215,214)	$(17)	$(215,197)
28-Day MXIBTIIE, 11.50%	Monthly	4.86%	Monthly	N/A	03/01/24	MXN	679,789	(415,181)	(16)	(415,165)
2.47%	At Termination	1-Day SONIA, 5.19%	At Termination	N/A	04/03/24	GBP	512,248	16,808,316	(4,273)	16,812,589
1-Day SONIA, 5.19%	At Termination	3.22%	At Termination	N/A	04/03/24	GBP	1,024,497	(23,990,862)	5,795	(23,996,657)
1.00%	Annual	6-mo. EURIBOR, 3.84%	Semi- Annual	N/A	05/04/24	EUR	706,928	8,094,084	705	8,093,379
6-mo. EURIBOR, 3.84%	Semi-Annual	1.75%	Annual	N/A	05/04/24	EUR	1,413,856	(4,758,994)	1,411	(4,760,405)
1-Day SONIA, 5.19%	At Termination	4.26%	At Termination	N/A	09/06/24	GBP	260,709	(2,987,630)	464	(2,988,094)
1-Day SOFR, 5.32%	At Termination	5.45%	At Termination	N/A	10/02/24	USD	2,991,343	7,617,056	86,298	7,530,758
10.95%	Monthly	28-Day MXIBTIIE, 11.50%	Monthly	N/A	12/03/24	MXN	1,232,170	(18,859)	80	(18,939)
10.76%	Monthly	28-Day MXIBTIIE, 11.50%	Monthly	N/A	01/23/25	MXN	976,593	17,127	68	17,059
28-Day MXIBTIIE, 11.50%	Monthly	9.79%	Monthly	N/A	02/04/25	MXN	1,437,091	(862,866)	160	(863,026)

38

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

				Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency

28-Day MXIBTIIE, 11.50%	Monthly	9.80%	Monthly	N/A		02/04/25	MXN	1,437,091	$(849,932)	$160	$(850,092)
4.68%	Annual	3-mo. PRIBOR, 6.55%	Quarterly	03/20/24	(a)	03/20/25	CZK	748,126	(52,125)	91	(52,216)
28-Day MXIBTIIE, 11.50%	Monthly	10.84%	Monthly	N/A		09/25/25	MXN	656,477	468,465	138	468,327
1-Day SOFR, 5.32%	Annual	5.00%	Annual	N/A		10/02/25	USD	1,083,035	10,984,931	151,738	10,833,193
4.10%	Annual	6-mo. PRIBOR, 6.15%	Semi-Annual	03/20/24	(a)	03/20/26	CZK	400,398	(72,992)	84	(73,076)
28-Day MXIBTIIE, 11.50%	Monthly	6.48%	Monthly	N/A		08/12/26	MXN	580,343	(2,222,088)	175	(2,222,263)
28-Day MXIBTIIE, 11.50%	Monthly	6.47%	Monthly	N/A		08/13/26	MXN	796,887	(3,242,277)	240	(3,242,517)
28-Day MXIBTIIE, 11.50%	Monthly	6.42%	Monthly	N/A		08/14/26	MXN	649,632	(2,682,987)	193	(2,683,180)
28-Day MXIBTIIE, 11.50%	Monthly	6.44%	Monthly	N/A		08/14/26	MXN	394,136	(1,614,393)	118	(1,614,511)
28-Day MXIBTIIE, 11.50%	Monthly	6.42%	Monthly	N/A		08/17/26	MXN	585,216	(2,401,197)	171	(2,401,368)
3-mo. KRW CDC, 3.68%	Quarterly	3.38%	Quarterly	N/A		09/20/26	KRW	33,566,110	61,218	254	60,964
1-Day SOFR, 5.32%	Annual	4.69%	Annual	N/A		10/02/26	USD	167,872	2,951,974	34,997	2,916,977
1-Day SOFR, 5.32%	At Termination	4.17%	At Termination	10/23/25	(a)	10/23/26	USD	183,851	1,626,686	243	1,626,443
1-Day SOFR, 5.32%	At Termination	4.21%	At Termination	10/27/25	(a)	10/27/26	USD	367,566	3,395,366	485	3,394,881
1-Day SOFR, 5.32%	Annual	3.47%	Annual	03/10/25	(a)	03/10/27	USD	96,874	332,578	429	332,149
1-Day SOFR, 5.32%	Annual	3.30%	Annual	10/23/25	(a)	10/23/27	USD	69,867	102,119	318	101,801
1-Day SOFR, 5.32%	Annual	4.20%	Annual	10/23/25	(a)	10/23/27	USD	95,676	1,690,665	435	1,690,230
1-Day SOFR, 5.32%	Annual	3.92%	Annual	11/03/25	(a)	11/03/27	USD	45,250	572,236	206	572,030
1-Day SOFR, 5.32%	Annual	3.95%	Annual	11/03/25	(a)	11/03/27	USD	45,250	596,611	206	596,405
1-Day SOFR, 5.32%	Annual	3.99%	Annual	11/03/25	(a)	11/03/27	USD	90,500	1,250,096	412	1,249,684
1-Day SOFR, 5.32%	Annual	4.07%	Annual	11/03/25	(a)	11/03/27	USD	184,056	2,823,989	837	2,823,152
1-Day SOFR, 5.32%	Annual	3.86%	Annual	11/10/25	(a)	11/10/27	USD	189,394	2,194,240	862	2,193,378
1-Day SOFR, 5.32%	Annual	3.48%	Annual	01/23/26	(a)	01/23/28	USD	254,984	1,150,258	1,103	1,149,155
3.45%	Annual	1-Day SOFR, 5.32%	Annual	N/A		01/26/28	USD	228,623	(885,744)	989	(886,733)
1-Day SOFR, 5.32%	Annual	4.00%	Annual	N/A		01/26/28	USD	228,623	3,126,716	989	3,125,727
1-Day SONIA, 5.19%	At Termination	3.18%	At Termination	02/10/27	(a)	02/10/28	GBP	849,941	(243,253)	4,686	(247,939)
1-Day SONIA, 5.19%	Annual	4.86%	Annual	N/A		06/20/28	GBP	62,860	3,464,812	(144)	3,464,956
28-Day MXIBTIIE, 11.50%	Monthly	9.13%	Monthly	N/A		08/15/28	MXN	991,705	727,191	499	726,692
1-Day SOFR, 5.32%	Annual	4.42%	Annual	N/A		10/02/28	USD	324,388	9,774,599	72,352	9,702,247
1-Day SOFR, 5.32%	Annual	4.40%	Annual	N/A		10/31/28	USD	126,957	3,891,795	1,143	3,890,652
1-Day SONIA, 5.19%	Annual	4.12%	Annual	N/A		11/17/28	GBP	57,731	1,287,619	2,686	1,284,933
1-Day SONIA, 5.19%	Annual	4.12%	Annual	N/A		11/21/28	GBP	57,649	1,304,289	2,710	1,301,579
1-Day SOFR, 5.32%	Annual	3.25%	Annual	12/15/26	(a)	12/15/28	USD	202,584	(140,974)	922	(141,896)
28-Day MXIBTIIE, 11.50%	Monthly	8.67%	Monthly	N/A		01/18/29	MXN	435,858	(45,652)	227	(45,879)
0.02%	Annual	6-mo. EURIBOR, 3.84%	Semi-Annual	N/A		08/26/31	EUR	103,788	21,100,424	1,853	21,098,571
1-Day ESTR, 1,212.79%	Annual	2.34%	Annual	01/19/28	(a)	01/19/33	EUR	74,318	(97,126)	1,041	(98,167)
1-Day SOFR, 5.32%	Annual	3.14%	Annual	05/12/28	(a)	05/12/33	USD	135,199	(1,932,242)	1,246	(1,933,488)
28-Day MXIBTIIE, 11.50%	Monthly	8.17%	Monthly	N/A		06/10/33	MXN	950,000	(1,778,485)	848	(1,779,333)
3-mo. JIBAR, 8.39%	Quarterly	9.90%	Quarterly	N/A		09/20/33	ZAR	276,671	780,463	265	780,198
3-mo. JIBAR, 8.39%	Quarterly	9.90%	Quarterly	N/A		09/20/33	ZAR	138,336	390,722	131	390,591
3-mo. JIBAR, 8.39%	Quarterly	9.92%	Quarterly	N/A		09/20/33	ZAR	138,336	401,269	133	401,136
1-Day SOFR, 5.32%	Annual	4.31%	Annual	N/A		09/29/33	USD	1,269,344	70,003,436	107,012	69,896,424
4.40%	Annual	1-Day SOFR, 5.32%	Annual	N/A		11/01/33	USD	113,447	(7,270,026)	1,841	(7,271,867)
1-Day SOFR, 5.32%	Annual	4.00%	Annual	N/A		01/12/34	USD	92,225	3,105,302	1,454	3,103,848
1-Day SOFR, 5.32%	Annual	4.00%	Annual	N/A		01/17/34	USD	26,640	902,982	421	902,561
3.46%	Annual	1-Day SOFR, 5.32%	Annual	12/15/26	(a)	12/15/36	USD	46,302	296,975	767	296,208
4.25%	Annual	1-Day SOFR, 5.32%	Annual	N/A		09/29/43	USD	16,230	(1,311,075)	10,974	(1,322,049)
4.03%	Annual	1-Day SOFR, 5.32%	Annual	N/A		09/29/53	USD	457,547	(41,843,711)	144,024	(41,987,735)
3.65%	Annual	1-Day SOFR, 5.32%	Annual	N/A		11/03/53	USD	50,072	(1,205,277)	1,601	(1,206,878)
1-Day SOFR, 5.32%	Annual	4.00%	Annual	N/A		11/03/53	USD	50,072	4,441,074	1,601	4,439,473

									$84,596,521	$646,841	$83,949,680

(a)	Forward Swap.

39

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc.

Centrally Cleared Inflation Swaps

				Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency

Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.69%	At Termination	08/15/32	EUR 14,565	$293,923	$303	$293,620

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Pitney Bowes, Inc.	1.00%	Quarterly	Barclays Bank PLC	06/20/24	USD	410	$1,713	$10,677	$(8,964)
Staples Inc.	5.00	Quarterly	Barclays Bank PLC	06/20/24	USD	790	(1,342)	17,942	(19,284)
American Airlines Group Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	880	(34,380)	(9,054)	(25,326)
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	06/20/25	USD	1,210	45,977	148,686	(102,709)
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs International	06/20/25	USD	800	30,397	117,597	(87,200)
General Electric Co.	1.00	Quarterly	Goldman Sachs International	06/20/27	USD	3,320	(76,156)	47,092	(123,248)
Borgwarner Inc.	1.00	Quarterly	BNP Paribas SA	12/20/27	USD	1,330	(21,376)	14,629	(36,005)
Pitney Bowes, Inc.	1.00	Quarterly	Barclays Bank PLC	12/20/27	USD	480	93,581	98,732	(5,151)
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	270	52,640	58,380	(5,740)
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	400	77,984	89,085	(11,101)
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	490	95,531	100,841	(5,310)
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	675	131,599	142,575	(10,976)
Xerox Corp.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	470	27,581	43,391	(15,810)
Xerox Corp.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	USD	790	46,360	73,125	(26,765)
Paramount Global, Class B	1.00	Quarterly	Barclays Bank PLC	06/20/28	USD	425	15,362	15,987	(625)
Paramount Global, Class B	1.00	Quarterly	Barclays Bank PLC	06/20/28	USD	395	14,287	14,868	(581)
Paramount Global, Class B	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	USD	1,955	70,696	77,155	(6,459)
Simon Property Group., LP	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	USD	4,065	(56,405)	83,101	(139,506)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	7,200	(133,342)	220,415	(353,757)
Boeing, Co.	1.00	Quarterly	Deutsche Bank AG	12/20/28	USD	8,100	(53,185)	(38,703)	(14,482)
Paramount Global, Class B	1.00	Quarterly	Goldman Sachs International	12/20/28	USD	1,435	69,517	67,956	1,561
Republic of Panama	1.00	Quarterly	Barclays Bank PLC	12/20/28	USD	735	30,500	22,711	7,789
Republic of Panama	1.00	Quarterly	Goldman Sachs International	12/20/28	USD	775	32,161	25,584	6,577
Republic of Panama	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/28	USD	775	32,161	28,594	3,567
Southwest Airlines, Co.	1.00	Quarterly	Citibank N.A.	12/20/28	USD	5,680	(38,182)	42,940	(81,122)
Xerox Corp.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/28	USD	130	11,738	15,487	(3,749)
Xerox Corp.	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/28	USD	260	23,477	30,946	(7,469)

							$488,894	$1,560,739	$(1,071,845)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Vistra Operations Company LLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	BB	USD 2,125		$163,492	$72,237	$91,255

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

					Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty

1-Day BZDIOVER, 0.44%	At Termination	13.18%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	435,468	$2,812,012	$—	$2,812,012

40

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day BZDIOVER, 0.44%	At Termination	13.21%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	435,248	$2,862,350	$—	$2,862,350
1-Day BZDIOVER, 0.44%	At Termination	13.25%	At Termination	Citibank N.A.	N/A	01/02/25	BRL	228,965	1,542,068	—	1,542,068
1-Day BZDIOVER, 0.44%	At Termination	9.40%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	289,615	(4,417,871)	—	(4,417,871)
1-Day BZDIOVER, 0.44%	At Termination	9.43%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	315,948	(4,745,114)	—	(4,745,114)
10.30%	At Termination	1-Day COOIS, 12.02%	At Termination	Citibank N.A.	N/A	01/29/25	COP	81,238,905	(32,092)	—	(32,092)
10.18%	At Termination	1-Day COOIS, 12.02%	At Termination	Citibank N.A.	N/A	06/20/25	COP	59,304,806	(93,598)	—	(93,598)
1-Day BZDIOVER, 0.44%	At Termination	10.14%	At Termination	Goldman Sachs International	N/A	01/02/26	BRL	34,319	2,268	—	2,268
1-Day BZDIOVER, 0.44%	At Termination	11.27%	At Termination	BNP Paribas SA	N/A	01/02/26	BRL	25,611	112,033	—	112,033
1-Day BZDIOVER, 0.44%	At Termination	11.60%	At Termination	Barclays Bank PLC	N/A	01/02/26	BRL	24,923	143,283	—	143,283
1-Day BZDIOVER, 0.44%	At Termination	11.80%	At Termination	Citibank N.A.	N/A	01/02/26	BRL	19,320	131,493	—	131,493
1-Day BZDIOVER, 0.44%	At Termination	11.81%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/02/26	BRL	20,171	139,019	—	139,019
1-Day BZDIOVER, 0.44%	At Termination	11.86%	At Termination	Barclays Bank PLC	N/A	01/02/26	BRL	33,280	237,936	—	237,936
1-Day BZDIOVER, 0.44%	At Termination	11.87%	At Termination	Morgan Stanley & Co. International PLC	N/A	01/02/26	BRL	35,473	255,641	—	255,641
1-Day BZDIOVER, 0.44%	At Termination	10.06%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/04/27	BRL	134,256	(26,662)	—	(26,662)
1-Day BZDIOVER, 0.44%	At Termination	10.03%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	122,264	(66,807)	—	(66,807)
1-Day BZDIOVER, 0.44%	At Termination	10.14%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	130,062	(14,232)	—	(14,232)
1-Day BZDIOVER, 0.44%	At Termination	10.12%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	928	27	—	27
1-Day BZDIOVER, 0.44%	At Termination	10.16%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	173,308	4,965	—	4,965
1-Day BZDIOVER, 0.44%	At Termination	10.12%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	166,281	7,635	—	7,635
1-Day BZDIOVER, 0.44%	At Termination	10.35%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	275,473	515,982	—	515,982
1-Day BZDIOVER, 0.44%	At Termination	9.77%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	84,129	11,162	—	11,162

41

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Counterparty	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

1-Day BZDIOVER, 0.44%	At Termination	9.99%	At Termination	Citibank N.A.	N/A		01/04/27	BRL	134,566	$(94,516)	$—	$(94,516)
1-Day BZDIOVER, 0.44%	At Termination	10.00%	At Termination	Bank of America N.A.	N/A		01/04/27	BRL	138,239	(83,177)	—	(83,177)
1-Day BZDIOVER, 0.44%	At Termination	10.03%	At Termination	Morgan Stanley & Co. International PLC	N/A		01/04/27	BRL	134,401	(58,302)	—	(58,302)
4.40%	Semi-Annual	1-Day CLP Interbank Rate, 23,432.52%	Semi-Annual	Goldman Sachs International	01/26/26	(a)	01/26/28	CLP	22,732,791	(74,298)	—	(74,298)
4.44%	Semi-Annual	1-Day CLP Interbank Rate, 23,432.52%	Semi-Annual	Goldman Sachs International	01/26/26	(a)	01/26/28	CLP	16,163,191	(63,702)	—	(63,702)

										$(992,497)	$—	$(992,497)

(a)	Forward Swap.

OTC Total Return Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate/Reference	Frequency	Rate/Reference	Frequency

Fixed, 0.00%	Quarterly	Citi Equity US 1W Volatility Carry Index	Quarterly	Citibank N.A.	N/A	03/15/24	USD 40	$33,779	$—	$33,779
1-Day SOFR minus 0.35%, 5.32%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	BNP Paribas SA	N/A	03/15/24	USD 316	306,364	—	306,364
1-Day SOFR minus 0.35%, 5.32%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	BNP Paribas SA	N/A	03/15/24	USD 476	401,101	—	401,101
1-Day SOFR minus 0.25%, 5.32%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	BNP Paribas SA	N/A	03/15/24	USD 843	59,661	—	59,661
1-Day SOFR minus 0.20%, 5.32%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	BNP Paribas SA	N/A	03/15/24	USD 307	68,534	—	68,534
1-Day SOFR minus 0.13%, 5.32%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	Goldman Sachs International	N/A	03/15/24	USD 633	37,343	—	37,343
1-Day SOFR minus 0.35%, 5.32%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	JPMorgan Chase Bank N.A.	N/A	03/15/24	USD 67	68,778	—	68,778
1-Day SOFR minus 0.10%, 5.32%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	JPMorgan Chase Bank N.A.	N/A	03/15/24	USD 316	319,333	—	319,333
1-Day SOFR minus 0.13%, 5.32%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	JPMorgan Chase Bank N.A.	N/A	03/15/24	USD 633	37,343	—	37,343

42

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc.

OTC Total Return Swaps (continued)

Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate/Reference	Frequency	Rate/Reference	Frequency
iShares iBoxx $ Investment Grade Corporate Bond ETF	At Termination	1-Day SOFR minus 1.70%, 5.32%	At Termination	BNP Paribas SA	N/A	03/15/24	USD 189	$129,080	$—	$129,080
1-Day SOFR minus 0.40%, 5.32%	At Termination	iShares iBoxx $ Investment Grade Corporate Bond ETF	At Termination	Goldman Sachs International	N/A	03/15/24	USD 502	(141,069)	—	(141,069)
1-Day SOFR minus 0.40%, 5.32%	At Termination	iShares iBoxx $ Investment Grade Corporate Bond ETF	At Termination	Goldman Sachs International	N/A	03/15/24	USD 124	(36,002)	—	(36,002)
iShares iBoxx $ Investment Grade Corporate Bond ETF	At Termination	1-Day SOFR minus 1.70%, 5.32%	At Termination	JPMorgan Chase Bank N.A.	N/A	03/15/24	USD 206	140,517	—	140,517
1-Day SOFR minus 0.40%, 5.32%	At Termination	iShares iBoxx $ Investment Grade Corporate Bond ETF	At Termination	JPMorgan Chase Bank N.A.	N/A	03/15/24	USD 218	196,108	—	196,108
1-Day SOFR minus 0.40%, 5.32%	At Termination	iShares iBoxx $ Investment Grade Corporate Bond ETF	At Termination	JPMorgan Chase Bank N.A.	N/A	03/22/24	USD 218	193,928	—	193,928

								$1,814,798	$—	$1,814,798

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long/Short	Monthly	Citibank N.A.(b)	02/26/24 – 02/24/28	$(370,434,449)	$3,107,650	(c)	$(368,835,520)	2.1%
	Monthly	JPMorgan Chase Bank N.A.(d)	02/08/24 – 02/10/25	(314,242,300)	11,448,933	(e)	(304,067,114)	1.8

					$14,556,583		$(672,902,634)

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $1,508,721 of net dividends and financing fees.
(e)	Amount includes $1,273,747 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	0-142 basis points	15-200 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

43

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc.

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination dates 2/26/24 - 2/24/28:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Brazil
MercadoLibre, Inc.	33	$56,490	(0.0)%

United States
Dollar General Corp.	124	16,377	(0.0)

Total Reference Entity — Long		72,867

Reference Entity — Short

Common Stocks

Australia
Origin Energy Ltd.	(65,534)	(365,758)	0.1

Belgium
D Ieteren Group	(1,627)	(328,674)	0.1

Brazil
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	(238,584)	(3,797,581)	1.0
Hapvida Participacoes e Investimentos S/A	(559,437)	(438,119)	0.1
PRIO SA	(22,267)	(197,438)	0.1

		(4,433,138)

Canada
Ardagh Group SA	(9,083)	(363,536)	0.1
Brookfield Corp., Class A	(14,247)	(565,451)	0.1
Imperial Oil Ltd.	(44,422)	(2,562,331)	0.7
Manulife Financial Corp.	(21,473)	(474,676)	0.1
Restaurant Brands International, Inc.	(31,499)	(2,458,864)	0.7
Rogers Communications, Inc.	(61,937)	(2,893,111)	0.8

		(9,317,969)

China
China Overseas Land & Investment Ltd.	(593,500)	(897,841)	0.2
China Resources Power Holdings Co., Ltd.	(64,000)	(129,478)	0.0
China Vanke Co., Ltd., Class H	(384,822)	(302,777)	0.1
CSPC Pharmaceutical Group Ltd.	(3,908,000)	(2,875,074)	0.8
Lenovo Group Ltd.	(2,126,000)	(2,226,073)	0.6
XPeng, Inc., Class A	(900,600)	(3,750,682)	1.0
Zhuzhou CRRC Times Electric Co. Ltd.	(76,400)	(187,551)	0.1

		(10,369,476)

Denmark
DSV A/S	(1,926)	(344,580)	0.1

Finland
Metso Corporation	(50,878)	(508,507)	0.1
Nokia OYJ	(410,612)	(1,484,454)	0.4

		(1,992,961)

Germany
Vonovia SE	(134,420)	(4,187,499)	1.1

Italy
Nexi SpA	(169,571)	(1,300,688)	0.4
Telecom Italia SpA	(24,691,192)	(7,442,105)	2.0

		(8,742,793)

Security	Shares	Value	% of Basket Value

Japan
Advantest Corp.	(1,000)	$(39,798)	0.0%
Ajinomoto Co., Inc.	(38,800)	(1,593,319)	0.4
Hino Motors Ltd.	(113,900)	(387,783)	0.1
Kansai Electric Power Co., Inc.	(26,900)	(366,973)	0.1
Kawasaki Kisen Kaisha Ltd.	(17,400)	(847,794)	0.2
Lasertec Corp.	(52,100)	(13,568,351)	3.7
Macnica Holdings, Inc.	(4,800)	(253,996)	0.1
Marui Group Co., Ltd.	(14,800)	(244,720)	0.1
MatsukiyoCocokara & Co.	(202,000)	(3,671,708)	1.0
Mercari, Inc.	(17,300)	(286,036)	0.1
Mitsubishi Corp.	(32,000)	(551,518)	0.1
OKUMA Corp.	(11,200)	(503,934)	0.1
Olympus Corp.	(56,600)	(837,887)	0.2
Open House Group Co., Ltd.	(8,700)	(272,067)	0.1
Recruit Holdings Co. Ltd.	(65,800)	(2,599,015)	0.7
Renesas Electronics Corp.	(20,400)	(334,715)	0.1
Socionext, Inc.	(2,700)	(61,879)	0.0
Sony Group Corp.	(26,400)	(2,589,003)	0.7
SUMCO Corp.	(463,500)	(7,026,854)	1.9
Suzuki Motor Corp.	(10,600)	(476,138)	0.1
Taisho Pharmaceutical Holdings Co. Ltd.	(24,400)	(1,419,921)	0.4
Tokai Carbon Co. Ltd.	(44,000)	(309,446)	0.1
Tokyo Electric Power Co Holdings, Inc.	(31,900)	(169,840)	0.0
Tokyo Ohka Kogyo Co., Ltd.	(11,200)	(255,814)	0.1
Tokyo Tatemono Co. Ltd.	(20,800)	(320,568)	0.1
Yokogawa Electric Corp.	(12,900)	(253,494)	0.1

		(39,242,571)

Mexico
America Movil SAB de C.V., Series B	(5,109,150)	(4,615,942)	1.3

Netherlands
ASR Nederland NV	(14,052)	(662,222)	0.2
Heineken Holding NV	(70,666)	(5,929,416)	1.6
Heineken NV	(51,521)	(5,182,781)	1.4
Koninklijke Philips NV	(43,777)	(926,127)	0.2

		(12,700,546)

Norway
Aker BP ASA, Class A	(43,725)	(1,160,530)	0.3
Salmar ASA	(82,181)	(4,561,902)	1.3

		(5,722,432)

Poland
KGHM Polska Miedz SA	(11,673)	(325,217)	0.1
LPP SA	(62)	(241,085)	0.1

		(566,302)

South Korea
Kakao Corp.	(86,407)	(3,379,012)	0.9
LG Chem Ltd.	(655)	(212,406)	0.1
LG Energy Solution Ltd.	(15,526)	(4,406,910)	1.2
POSCO Future M Co. Ltd.	(12,051)	(2,269,984)	0.6

		(10,268,312)

Sweden
Beijer Ref AB, Class B	(61,425)	(836,301)	0.2
Castellum AB	(20,197)	(260,014)	0.1
Electrolux AB, Class B	(38,599)	(361,056)	0.1
EQT AB	(24,241)	(650,923)	0.2
Fastighets AB Balder, Class B, B Shares	(268,112)	(1,779,537)	0.5
Nibe Industrier AB	(40,395)	(241,367)	0.1

44

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc.

Security	Shares	Value	% of Basket Value

Sweden (continued)
Sagax AB, Class B	(20,098)	$(488,408)	0.1%
Skanska AB	(28,897)	(501,062)	0.1

		(5,118,668)

Switzerland
Baloise Holding AG	(13,892)	(2,219,123)	0.6
DSM-Firmenich AG	(6,216)	(657,221)	0.2
Dufry AG	(11,940)	(456,166)	0.1
Givaudan SA	(661)	(2,748,793)	0.8
Helvetia Holding AG	(5,021)	(725,135)	0.2
Partners Group Holding AG	(356)	(480,306)	0.1
SIG Group AG	(240,726)	(5,038,925)	1.4
Straumann Holding AG, Registered Shares	(12,280)	(1,865,349)	0.5
Swiss Life Holding AG	(20,617)	(14,805,645)	4.0

		(28,996,663)

Taiwan
Chailease Holding Co., Ltd.	(118,000)	(653,192)	0.2
Unimicron Technology Corp.	(49,000)	(274,903)	0.0

		(928,095)

United Kingdom
Rentokil Initial PLC	(126,190)	(649,847)	0.2
St James’s Place PLC	(43,280)	(356,294)	0.1

		(1,006,141)

United States
Airbnb, Inc., Class A	(76,543)	(11,032,908)	3.0
Apollo Global Management, Inc.	(64,420)	(6,467,768)	1.8
Arista Networks, Inc.	(4,948)	(1,279,949)	0.3
Best Buy Co., Inc.	(28,029)	(2,031,822)	0.5
Blackstone, Inc., Class A	(30,146)	(3,751,670)	1.0
Boston Properties, Inc.	(1,852)	(123,158)	0.0
CDW Corp.	(5,247)	(1,189,600)	0.3
Celanese Corp., Class A	(110,532)	(16,169,726)	4.4
Cencora, Inc.	(9,000)	(2,094,120)	0.6
Charles River Laboratories International, Inc.	(556)	(120,252)	0.0
Church & Dwight Co., Inc.	(10,165)	(1,014,975)	0.3
Constellation Energy Corp.	(18,729)	(2,284,938)	0.6
CoStar Group, Inc.	(39,289)	(3,279,846)	0.9
Discover Financial Services	(2,483)	(262,006)	0.1
Enphase Energy, Inc.	(39,992)	(4,164,367)	1.1
EQT Corp.	(151,080)	(5,348,232)	1.4
GE HealthCare, Inc.	(153,822)	(11,284,382)	3.1
Gen Digital, Inc.	(267,714)	(6,285,925)	1.7
Global Payments, Inc.	(2,219)	(295,637)	0.1
Goldman Sachs Group, Inc.	(1,087)	(417,419)	0.1
Haleon PLC	(888,657)	(3,609,514)	1.0
Hasbro, Inc.	(92,971)	(4,550,930)	1.2
Illumina, Inc.	(27,635)	(3,952,081)	1.1
Iron Mountain, Inc.	(9,569)	(646,099)	0.2
Jabil, Inc.	(21,361)	(2,676,320)	0.7
KKR & Co., Inc., Class A	(28,314)	(2,451,426)	0.7
Lamb Weston Holdings, Inc.	(93,430)	(9,570,969)	2.6
Live Nation Entertainment, Inc.	(2,857)	(253,844)	0.1
Lowe’s Cos., Inc.	(26,478)	(5,635,578)	1.5
Moderna, Inc.	(1,811)	(183,002)	0.0
Norwegian Cruise Line Holdings Ltd.	(12,581)	223,942	(0.1)
NRG Energy, Inc.	(68,976)	(3,658,487)	1.0
ON Semiconductor Corp.	(81,290)	(5,782,158)	1.6
ONEOK, Inc.	(35,280)	(2,407,860)	0.7

Security	Shares	Value	% of Basket Value

United States (continued)
Ralph Lauren Corp., Class A	(27,925)	$(4,011,985)	1.1%
Realty Income Corp.	(9,150)	(497,669)	0.1
Revvity, Inc.	(5,946)	(637,292)	0.2
Southwest Airlines Co.	(604,762)	(18,076,336)	4.9
Take-Two Interactive Software, Inc.	(110,418)	(18,211,241)	4.9
Tractor Supply Co.	(18,500)	(4,155,100)	1.1
Tyson Foods, Inc., Class A	(47,912)	(2,623,661)	0.7
United Rentals, Inc.	(598)	(373,989)	0.1
Veeva Systems, Inc., Class A	(1,335)	(276,892)	0.1
Walgreens Boots Alliance, Inc.	(210,260)	(4,745,568)	1.3
Waste Management, Inc.	(53,329)	(9,899,462)	2.7
Waters Corp.	(47,428)	(15,068,350)	4.1
Western Digital Corp.	(134,181)	(7,681,862)	2.1
Xylem, Inc./New York	(70,956)	(7,978,293)	2.2
Zebra Technologies Corp.	(1,030)	(246,737)	0.1

		(218,537,463)

Preferred Stocks

Germany
Sartorius AG	(1,849)	(674,520)	0.2

Total Reference Entity — Short		(368,460,503)

Net Value of Reference Entity — Citibank N.A		$(368,387,636)

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination dates 2/8/24 - 2/10/25:

Security	Shares	Value	%of Basket Value

Reference Entity — Short

Common Stocks

Australia
AGL Energy Ltd.	(58,838)	$(332,314)	0.1%
Computershare Ltd.	(483,428)	(8,007,137)	2.6
Endeavour Group Ltd.	(121,072)	(443,092)	0.2
Goodman Group.	(35,722)	(592,956)	0.2
Lendlease Corp Ltd.	(78,694)	(377,769)	0.1
Liontown Resources Ltd.	(53,183)	(35,413)	0.0
Lynas Rare Earths Ltd.	(1,383,725)	(5,261,309)	1.7
Mineral Resources Ltd.	(212,609)	(8,200,075)	2.7
NEXTDC Ltd.	(30,837)	(279,172)	0.1
Origin Energy Ltd.	(3,208)	(17,904)	0.0
Pro Medicus Ltd.	(6,746)	(444,420)	0.2
Suncorp Group Ltd.	(43,111)	(396,817)	0.1
Woodside Energy Group Ltd.	(14,733)	(308,159)	0.1

		(24,696,537)

Belgium
D Ieteren Group	(8,719)	(1,761,347)	0.6

Brazil
BRF SA	(176,521)	(497,026)	0.2
Hapvida Participacoes e Investimentos S/A	(15,727,797)	(12,317,102)	4.0

45

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc.

Security	Shares	Value	% of Basket Value

Brazil (continued)
Localiza Rent a Car SA	(782,286)	$(8,545,398)	2.8%
MercadoLibre, Inc.	(33)	(56,490)	0.0

		(21,416,016)

Canada
Power Corp. of Canada	(22,009)	(641,551)	0.2
Restaurant Brands International, Inc.	(3,829)	(298,898)	0.1

		(940,449)

China
China Southern Airlines Co., Ltd., Class H	(2,608,000)	(964,867)	0.3
China Vanke Co., Ltd., Class H	(35,200)	(27,695)	0.0
Flat Glass Group Co. Ltd.	(748,000)	(1,125,008)	0.4
Fuyao Glass Industry Group Co. Ltd., Class H	(113,600)	(513,576)	0.2
Ganfeng Lithium Group Co. Ltd.	(42,800)	(114,332)	0.0
PICC Property & Casualty Co. Ltd.	(2,074,000)	(2,579,775)	0.8
Shandong Gold Mining Co. Ltd., Class H	(956,250)	(1,376,705)	0.5
Xiaomi Corp., Class B	(1,790,800)	(2,821,456)	0.9
XPeng, Inc., Class A	(116,300)	(484,349)	0.2
Zhuzhou CRRC Times Electric Co. Ltd.	(1,700)	(4,173)	0.0

		(10,011,936)

Finland
Metso Corporation	(162,038)	(1,619,511)	0.5

France
Sartorius Stedim Biotech	(32,581)	(8,778,534)	2.9

Germany
HelloFresh SE	(244,725)	(3,236,428)	1.1

Hong Kong
Sino Biopharmaceutical Ltd.	(1,876,000)	(676,928)	0.2

Italy
Telecom Italia SpA	(2,627,734)	(792,018)	0.3

Japan
Advantest Corp.	(181,100)	(7,207,385)	2.4
Fujitsu General Ltd.	(11,500)	(168,500)	0.0
Mercari, Inc.	(214,100)	(3,539,896)	1.2
Nikon Corp.	(381,900)	(3,897,493)	1.3
Olympus Corp.	(619,900)	(9,176,790)	3.0
ORIX Corp.	(42,300)	(816,782)	0.3
Park24 Co. Ltd.	(27,200)	(355,416)	0.1
Rakuten Group, Inc.	(2,215,700)	(9,733,034)	3.2
SBI Holdings, Inc.	(55,500)	(1,363,394)	0.4
Socionext, Inc.	(79,000)	(1,810,528)	0.6
Square Enix Holdings Co. Ltd.	(59,000)	(2,305,498)	0.8
SUMCO Corp.	(6,900)	(104,607)	0.0
Taisho Pharmaceutical Holdings Co. Ltd.	(24,200)	(1,408,282)	0.5

		(41,887,605)

Luxembourg
Reinet Investments SCA	(16,839)	(422,034)	0.1

Netherlands
Koninklijke Philips NV	(130)	(2,750)	0.0

Poland
Bank Polska Kasa Opieki SA	(9,562)	(367,813)	0.1
Inpost SA	(277,022)	(4,160,821)	1.4
ORLEN SA	(34,133)	(532,216)	0.2

		(5,060,850)

Security	Shares	Value	% of Basket Value

Singapore
Sea Ltd.	(98,348)	$(3,750,993)	1.2%

South Africa
Growthpoint Properties Ltd.	(620,076)	(392,464)	0.1
Harmony Gold Mining Co. Ltd.	(66,965)	(418,581)	0.2

		(811,045)

South Korea
Delivery Hero SE	(49,145)	(1,115,065)	0.4
Kakao Corp.	(3,492)	(136,557)	0.0
LG Electronics, Inc.	(2,078)	(144,846)	0.0
Lotte Energy Materials Corp.	(21,236)	(499,102)	0.2
POSCO Future M Co. Ltd.	(17,933)	(3,377,945)	1.1
POSCO Holdings, Inc.	(10,207)	(3,238,479)	1.1

		(8,511,994)

Sweden
Beijer Ref AB, Class B	(135,396)	(1,843,415)	0.6
Securitas AB, B Shares	(39,956)	(388,135)	0.1

		(2,231,550)

Switzerland
Bachem Holding AG	(50,602)	(3,387,486)	1.1
Baloise Holding AG	(1,544)	(246,640)	0.1
DSM-Firmenich AG	(66,146)	(6,993,651)	2.3
Tecan Group AG, Registered Shares	(9,199)	(3,511,394)	1.1

		(14,139,171)

United Kingdom
Centrica PLC	(179,771)	(314,608)	0.1
Ocado Group PLC	(388,183)	(2,659,018)	0.9

		(2,973,626)

United States
Air Transport Services Group, Inc.	(24,125)	(373,696)	0.1
Airbnb, Inc., Class A	(7,521)	(1,084,077)	0.4
Atlantic Union Bankshares Corp.	(28,870)	(986,199)	0.3
Avery Dennison Corp.	(23,362)	(4,659,551)	1.5
Bank of Hawaii Corp.	(26,986)	(1,706,325)	0.6
Banner Corp.	(11,616)	(541,073)	0.2
Boston Properties, Inc.	(85,312)	(5,673,248)	1.9
Brandywine Realty Trust	(5,149)	(24,406)	0.0
Celanese Corp., Class A	(9,327)	(1,364,447)	0.4
Charles River Laboratories International, Inc.	(53,931)	(11,664,197)	3.8
Columbia Banking System, Inc.	(22,337)	(450,314)	0.1
Community Bank System, Inc.	(27,904)	(1,277,166)	0.4
Cullen/Frost Bankers, Inc.	(4,590)	(487,091)	0.2
CVB Financial Corp.	(69,934)	(1,172,793)	0.4
Dime Community Bancshares, Inc.	(1,956)	(44,616)	0.0
Dollar General Corp.	(98,099)	(12,955,935)	4.3
Enphase Energy, Inc.	(2,600)	(270,738)	0.1
EPAM Systems, Inc.	(6,293)	(1,750,146)	0.6
First Bancorp/Southern Pines NC	(16,083)	(555,829)	0.2
Frontier Communications Parent, Inc.	(41,269)	(1,016,456)	0.3
Glacier Bancorp, Inc.	(32,634)	(1,261,630)	0.4
Global Payments, Inc.	(3,476)	(463,108)	0.2
Independent Bank Group, Inc.	(34,016)	(1,644,674)	0.5
International Business Machines Corp.	(18,990)	(3,487,703)	1.1
Iron Mountain, Inc.	(42,795)	(2,889,518)	1.0
KKR & Co., Inc., Class A	(10,058)	(870,822)	0.3
Lakeland Bancorp, Inc.	(39,313)	(522,470)	0.2
Lamb Weston Holdings, Inc.	(10,371)	(1,062,405)	0.4
NRG Energy, Inc.	(8,235)	(436,784)	0.1

46

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc.

Security	Shares	Value	% of Basket Value

United States (continued)
OceanFirst Financial Corp.	(34,415)	$(592,970)	0.2%
Old National Bancorp	(57,183)	(941,804)	0.3
ON Semiconductor Corp.	(3,012)	(214,244)	0.1
Pool Corp.	(1,793)	(665,651)	0.2
Provident Financial Services, Inc.	(33,059)	(547,126)	0.2
Ralph Lauren Corp., Class A	(2,437)	(350,124)	0.1
Revvity, Inc.	(101,830)	(10,914,139)	3.6
Sabre Corp.	(92,409)	(378,877)	0.1
Sandy Spring Bancorp, Inc.	(23,231)	(566,372)	0.2
Simmons First National Corp., Class A	(40,778)	(775,190)	0.3
Simon Property Group, Inc.	(3,921)	(543,490)	0.2
SouthState Corp.	(12,470)	(1,036,257)	0.3
STERIS PLC	(12,361)	(2,706,441)	0.9
Valley National Bancorp	(220,079)	(2,117,160)	0.7
VF Corp.	(468,868)	(7,717,567)	2.5
WaFd, Inc.	(25,502)	(740,578)	0.2
Walgreens Boots Alliance, Inc.	(26,844)	(605,869)	0.2
WesBanco, Inc.	(18,764)	(550,536)	0.2
WSFS Financial Corp.	(14,296)	(636,315)	0.2

		(93,298,127)

		(247,019,449)

Investment Companies

United States
iShares iBoxx $ High Yield Corporate Bond ETF	(227,507)	(17,627,242)	5.8
Vanguard Intermediate-Term Corporate Bond ETF	(383,467)	(31,152,859)	10.3

		(48,780,101)

Security	Shares	Value	% of Basket Value

Preferred Stocks

Brazil
Alpargatas SA	(122,741)	$(212,562)	0.1%

Germany
Sartorius AG	(22,066)	(8,049,732)	2.6

		(8,262,294)

Rights

Brazil
Localiza Rent a Car SA, (Expires 02/19/24, Strike Price BRL 45.35)	(2,901)	(5,270)	0.0

		(5,270)

Net Value of Reference Entity — JPMorgan Chase Bank N.A		$(304,067,114)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

47

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$181,553,497	$51,487,834	$233,041,331
Common Stocks
Australia	—	93,421,114	287	93,421,401
Belgium	280,189	2,377,682	—	2,657,871
Brazil	37,558,866	—	—	37,558,866
Canada	226,936,613	—	—	226,936,613
Cayman Islands	1,161,469	—	—	1,161,469
China	2,958,826	156,981,832	—	159,940,658
Denmark	—	83,342,150	—	83,342,150
Finland	—	9,442,390	—	9,442,390
France	—	424,359,603	—	424,359,603
Germany	—	159,218,719	—	159,218,719
Hong Kong	—	38,762,083	—	38,762,083
India	—	30,915,369	1,201,861	32,117,230
Indonesia	—	5,965,493	—	5,965,493
Ireland	6,119,523	50,849,182	—	56,968,705
Israel	52,428,922	—	—	52,428,922
Italy	—	151,109,970	—	151,109,970
Japan	—	814,927,730	—	814,927,730
Jordan	—	783,560	—	783,560
Luxembourg	—	4,845,280	—	4,845,280
Macau	—	8,697,242	—	8,697,242
Mexico	11,094,491	—	—	11,094,491
Netherlands	60,653,456	365,281,025	—	425,934,481
New Zealand	—	715,428	—	715,428
Norway	—	7,385,403	—	7,385,403
Peru	1,756,495	—	—	1,756,495
Poland	—	3,581,045	—	3,581,045
Saudi Arabia	—	1,463,307	—	1,463,307
Singapore	233,942	3,539,957	—	3,773,899
South Africa	2,348,384	5,085,540	—	7,433,924
South Korea	—	102,266,651	—	102,266,651
Spain	—	96,330,026	—	96,330,026
Sweden	—	61,671,974	—	61,671,974
Switzerland	41,016,838	295,872,039	—	336,888,877
Taiwan	—	120,737,760	—	120,737,760
United Arab Emirates	—	—	29	29
United Kingdom	32,435,512	377,872,450	2,374,456	412,682,418
United States	6,705,694,164	72,759,753	112,876,776	6,891,330,693
Corporate Bonds
Argentina	—	1,524,932	—	1,524,932
Australia	—	2,308,962	78,844,177	81,153,139
Austria	6,849,748	9,250,255	—	16,100,003
Belgium	—	1,721,115	—	1,721,115
Brazil	—	7,258,107	—	7,258,107
British Virgin Islands	—	769,158	—	769,158
Canada	—	67,762,248	—	67,762,248
Cayman Islands	—	35,251,442	—	35,251,442
Chile	—	3,732,472	—	3,732,472
China	—	1,629,900	—	1,629,900
Colombia	—	4,005,606	—	4,005,606
Costa Rica	—	651,532	—	651,532
Dominican Republic	—	967,698	—	967,698
France	—	53,233,104	8,973,054	62,206,158
Germany	—	100,051,644	10,283,838	110,335,482
Hong Kong	—	3,024,739	—	3,024,739
India	—	5,420,445	1	5,420,446
Indonesia	—	4,915,632	—	4,915,632

48

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Corporate Bonds (continued)
Ireland	$—	$17,482,967	$—	$17,482,967
Isle of Man	—	2,566,474	—	2,566,474
Israel	—	5,190,882	—	5,190,882
Italy	—	75,686,128	10,649,662	86,335,790
Japan	—	11,309,158	—	11,309,158
Kuwait	—	825,248	—	825,248
Luxembourg	—	40,020,794	—	40,020,794
Macau	—	3,872,480	—	3,872,480
Malaysia	—	3,737,111	—	3,737,111
Mauritius	—	2,229,569	—	2,229,569
Mexico	—	7,982,563	—	7,982,563
Morocco	—	431,283	—	431,283
MultiNational	—	25,084,703	—	25,084,703
Netherlands	—	37,093,856	—	37,093,856
Oman	—	2,020,824	—	2,020,824
Panama	—	461,856	—	461,856
Peru	—	872,423	—	872,423
Philippines	—	691,750	—	691,750
Republic of Korea	—	9,415,373	—	9,415,373
Singapore	—	6,923,658	—	6,923,658
South Africa	—	1,180,881	—	1,180,881
South Korea	—	914,246	—	914,246
Spain	—	5,159,582	—	5,159,582
Sweden	—	22,578,324	—	22,578,324
Switzerland	—	18,412,010	—	18,412,010
Thailand	—	4,896,620	—	4,896,620
Turkey	—	—	5,634,000	5,634,000
Ukraine	—	850,395	—	850,395
United Arab Emirates	—	14,713,272	—	14,713,272
United Kingdom	—	287,903,117	9,116,895	297,020,012
United States	—	703,144,342	292,657,582	995,801,924
Fixed Rate Loan Interests	—	—	34,741,822	34,741,822
Floating Rate Loan Interests	—	255,478,974	311,690,751	567,169,725
Foreign Agency Obligations	—	1,000,902,443	—	1,000,902,443
Investment Companies	120,811,874	—	—	120,811,874
Non-Agency Mortgage-Backed Securities	—	529,455,882	57,216,032	586,671,914
Other Interests	—	—	18,098,339	18,098,339
Preferred Securities
Capital Trusts	—	19,011,543	—	19,011,543
Preferred Stocks
Brazil	4,641,301	—	24,011,972	28,653,273
Germany	—	21,715,807	11,544,223	33,260,030
United States	—	2,090,500	283,226,637	285,317,137
India	—	—	850,338	850,338
Israel	—	—	16,961,904	16,961,904
China	—	—	49,732,419	49,732,419
Finland	—	—	6,969,972	6,969,972
United Kingdom	—	—	12,269,906	12,269,906
Trust Preferreds	19,736,131	—	—	19,736,131

U.S. Government Sponsored Agency Securities	—	558,884,776	—	558,884,776

U.S. Treasury Obligations	—	67,005,860	—	67,005,860
Warrants

Cayman Islands	66,982	—	—	66,982
Israel	1,418	—	13,121	14,539
United Kingdom	—	—	1,431,544	1,431,544
United States	34,927	9,243,245	5,529,954	14,808,126
Short-Term Securities
Commercial Paper	—	73,534,170	—	73,534,170
Foreign Agency Obligations	—	48,484,195	—	48,484,195
Money Market Funds	701,351,773	—	—	701,351,773

49

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Time Deposits	$—	$21,984,387	$—	$21,984,387
U.S. Treasury Obligations	—	63,609,303	—	63,609,303
Options Purchased
Credit Contracts	—	441,764	—	441,764
Equity Contracts	61,653,681	17,296	—	61,670,977
Foreign Currency Exchange Contracts	—	2,299,571	—	2,299,571
Interest Rate Contracts	3,382,734	28,831,882	—	32,214,616
Other Contracts	—	504,649	—	504,649
Liabilities
Investments
Investments Sold Short
Common Stocks	(12,299,030)	—	—	(12,299,030)
TBA Sale Commitments	—	(350,378,586)	—	(350,378,586)
Unfunded Floating Rate Loan Interests(a)	—	—	(80,108)	(80,108)

	$8,088,909,229	$7,702,363,795	$1,418,309,278	17,209,582,302

Investments Valued at NAV(b)				205,877,365

				$17,415,459,667

Derivative Financial Instruments(c)
Assets
Commodity Contracts	$1,593,170	$—	$—	$1,593,170
Credit Contracts	—	7,787,575	—	7,787,575
Equity Contracts	830,890	40,649,061	—	41,479,951
Foreign Currency Exchange Contracts	—	13,508,694	—	13,508,694
Interest Rate Contracts	59,642,491	196,046,224	—	255,688,715
Other Contracts	—	293,620	—	293,620
Liabilities
Commodity Contracts	(190,366)	—	—	(190,366)
Credit Contracts	—	(1,526,982)	—	(1,526,982)
Equity Contracts	(26,715,699)	(2,124,255)	—	(28,839,954)
Foreign Currency Exchange Contracts	—	(62,439,435)	—	(62,439,435)
Interest Rate Contracts	(101,678,290)	(128,953,323)	—	(230,631,613)

	$(66,517,804)	$63,241,179	$—	$(3,276,625)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Options Purchased

Assets
Opening balance, as of April 30, 2023	$23,518,416	$108,680,577	$355,755,393	$—	$323,229,958	$33,404,992	$37,127
Transfers into Level 3	—	—	—	—	40,174,622	11,651,776	—
Transfers out of Level 3	—	—	—	—	—	—	—
Other(a)	—	3,278,923	(9,942,188)	38,956,875	(38,956,875)	9,942,188	—
Accrued discounts/premiums	—	—	546,746	141,666	382,635	238,165	—
Net realized gain (loss)	—	144,131	(2,334,752)	138,687	(113,352)	—	(1,566,685)
Net change in unrealized appreciation (depreciation)(b)	893,611	(38,939,694)	(34,903,827)	1,109,373	881,687	(1,051,865)	1,529,558
Purchases	27,075,807	43,434,325	149,645,916	—	41,300,775	7,690,148	—
Sales	—	(144,853)	(42,608,079)	(5,604,779)	(55,208,699)	(4,659,372)	—

Closing balance, as of January 31, 2024	$51,487,834	$116,453,409	$416,159,209	$34,741,822	$311,690,751	$57,216,032	$—

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2024(b)	$893,611	$(38,894,662)	$(37,709,169)	$1,109,373	$416,284	$(1,051,865)	$—

50

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc.

	Other Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Warrants	Total

Assets/Liabilities
Opening balance, as of April 30, 2023	$23,671,478	$441,496,302	$(180,511)	$2,251,329	$1,311,865,061
Transfers into Level 3	—	—	—	—	51,826,398
Transfers out of Level 3	—	—	—	—	—
Other(a)	—	(3,278,923)	—	—	—
Accrued discounts/premiums	—	—	—	—	1,309,212
Net realized gain (loss)	—	(6,545,093)	—	(572,686)	(10,849,750)
Net change in unrealized appreciation (depreciation)(b)	(5,573,139)	(25,477,053)	100,403	5,338,017	(96,092,929)
Purchases	—	46,777,774	—	271,286	316,196,031
Sales	—	(47,405,636)	—	(313,327)	(155,944,745)

Closing balance, as of January 31, 2024	$18,098,339	$405,567,371	$(80,108)	$6,974,619	$1,418,309,278

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2024(b)	$(5,573,139)	$(36,245,636)	$(45,827)	$4,591,749	$(112,509,281)

(a)

Certain Level 3 investments were re-classified between Common Stocks, Corporate Bonds, Fixed Rate Loan Interests, Floating Rate Loan Interests, Non-Agency Mortgage-Backed Securities and Preferred Stocks.

(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $136,473,040. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Assets
Common Stocks	$116,453,093	Market	Revenue Multiple	0.75x - 15.00x	4.18x
			Time to Exit	0.2 - 3.0 years	2.8 years
			Volatility	30% - 88%	77%
			EBITDA Multiple	10.72x	—
			Gross Profit Multiple	15.75x	—
		Income	Discount Rate	11% - 16%	12%

Asset Backed Securities	24,330,516	Income	Discount Rate	8%	—

Non-Agency Mortgage-Backed Securities	11,338,489	Income	Credit Spread	517	—

Corporate Bonds	409,180,894	Income	Discount Rate	7% - 56%	16%
			Credit Spread	422	—
			Estimated Recovery Value	41%	—
		Market	EBITDAR Multiple	9.04x	—
			Revenue Multiple	5.00x	—

Floating Rate Loan Interests	271,292,871	Income	Discount Rate	7% - 14%	9%
			Credit Spread	273 - 455	378

Fixed Rate Loan Interests	18,600,056	Income	Discount Rate	7%	—

Other Interests	18,098,339	Income	Discount Rate	9% - 11%	10%

Preferred Stock(b)	405,567,371	Income	Discount Rate	11% - 15%	11%
		Market	Revenue Multiple	0.75x - 29.00x	14.09x
			EBITDAR Multiple	15.63x	—
			Time to Exit	0.5 - 5.0 years	2.2 years
			Volatility	30% - 80%	61%
			Gross Profit Multiple	29.00x	—

51

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
			Direct Profit Multiple	4.50x	—
			Market Adjustment Multiple	1.20x	—

Warrants	6,974,609	Market	Revenue Multiple	4.00x - 11.72x	7.31x
			Time to Exit	0.2 - 3.0 years	3.0 years
			Volatility	37% - 88%	71%

	$1,281,836,238

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end January 31, 2024, the valuation technique for certain investments classified as Preferred Stock used recent prior transaction prices as inputs within the model used for the approximation of fair value.

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNH	Chinese Yuan

CNY	Chinese Yuan

COP	Colombian Peso

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

RON	Romanian Leu

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TRY	Turkish Lira

Currency Abbreviation (continued)

TWD	New Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ADR	American Depositary Receipt

BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

ESTR	Euro Short Term Rate

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FTSE	Financial Times Stock Exchange

GMTN	Global Medium-Term Note

JIBAR	Johannesburg Interbank Average Rate

LIBOR	London Interbank Offered Rate

LP	Limited Partnership

MSCI	Morgan Stanley Capital International

MXIBTIIE	Mexico Interbank TIIE 28-Day

PCL	Public Company Limited

PIK	Payment-in-Kind

PJSC	Public Joint Stock Company

PRIBOR	Prague Interbank Offer Rate

REMIC	Real Estate Mortgage Investment Conduit

S&P	Standard & Poor’s

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

52

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Allocation Fund, Inc.

Portfolio Abbreviation (continued)

SPDR	Standard & Poor’s Depository Receipt

STACR	Structured Agency Credit Risk

TBA	To-Be-Announced

53